                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2794

--------------------------------------------------------------------------------

                              MFS SERIES TRUST III
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                       Date of fiscal year end: January 31
--------------------------------------------------------------------------------

                     Date of reporting period: July 31, 2007
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

MFS(R) HIGH INCOME FUND

LETTER FROM THE CEO                                       1
-----------------------------------------------------------
PORTFOLIO COMPOSITION                                     2
-----------------------------------------------------------
EXPENSE TABLE                                             3
-----------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                  5
-----------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                      19
-----------------------------------------------------------
STATEMENT OF OPERATIONS                                  22
-----------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                      24
-----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                     25
-----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                            38
-----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT            53
-----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                    58
-----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                           58
-----------------------------------------------------------
CONTACT INFORMATION                              BACK COVER
-----------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        7/31/07
                                                                        MFH-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. But the Dow's upward rise has not been without hiccups. After hitting new records in July 2007, the Dow lost 8% in the following weeks as a crisis swept global credit markets. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    September 14, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      91.6%
              Floating Rate Loans                         8.0%
              Common Stocks                               2.0%
              Preferred Stocks                            0.2%
              Warrants (o)                                0.0%
              Cash & Other Net Assets                    (1.8)%

              TOP FIVE INDUSTRIES (i)

              Medical & Health Technology & Services      8.0%
              ------------------------------------------------
              Automotive                                  6.5%
              ------------------------------------------------
              Broadcasting                                6.1%
              ------------------------------------------------
              Gaming & Lodging                            6.0%
              ------------------------------------------------
              Printing & Publishing                       4.7%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                         0.4%
              ------------------------------------------------
              BBB                                         3.0%
              ------------------------------------------------
              BB                                         27.4%
              ------------------------------------------------
              B                                          52.2%
              ------------------------------------------------
              CCC                                        16.2%
              ------------------------------------------------
              Not Rated                                   0.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      4.7
              ------------------------------------------------
              Average Life (i)(m)                     7.8 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                 8.0 yrs.
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)              B+
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o) Less than 0.1%.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 07/31/07.

From time to time "Cash & Other Net Assets" may be negative due to timing of cash receipts.

Percentages are based on net assets as of 07/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
February 1, 2007 through July 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2007 through July 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------
                                                                   Expenses
                                         Beginning     Ending    Paid During
                            Annualized    Account     Account     Period (p)
  Share                       Expense      Value       Value       2/01/07-
  Class                        Ratio      2/01/07     7/31/07      7/31/07
----------------------------------------------------------------------------
         Actual                0.96%     $1,000.00   $  979.00       $4.71
    A    -------------------------------------------------------------------
         Hypothetical (h)      0.96%     $1,000.00   $1,020.03       $4.81
----------------------------------------------------------------------------
         Actual                1.66%     $1,000.00   $  975.70       $8.13
    B    -------------------------------------------------------------------
         Hypothetical (h)      1.66%     $1,000.00   $1,016.56       $8.30
----------------------------------------------------------------------------
         Actual                1.66%     $1,000.00   $  975.80       $8.13
    C    -------------------------------------------------------------------
         Hypothetical (h)      1.66%     $1,000.00   $1,016.56       $8.30
----------------------------------------------------------------------------
         Actual                0.66%     $1,000.00   $  980.50       $3.24
    I    -------------------------------------------------------------------
         Hypothetical (h)      0.66%     $1,000.00   $1,021.52       $3.31
----------------------------------------------------------------------------
         Actual                1.16%     $1,000.00   $  978.10       $5.69
    R    -------------------------------------------------------------------
         Hypothetical (h)      1.16%     $1,000.00   $1,019.04       $5.81
----------------------------------------------------------------------------
         Actual                1.76%     $1,000.00   $  975.20       $8.62
    R1   -------------------------------------------------------------------
         Hypothetical (h)      1.76%     $1,000.00   $1,016.07       $8.80
----------------------------------------------------------------------------
         Actual                1.41%     $1,000.00   $  976.90       $6.91
    R2   -------------------------------------------------------------------
         Hypothetical (h)      1.41%     $1,000.00   $1,017.80       $7.05
----------------------------------------------------------------------------
         Actual                1.31%     $1,000.00   $  977.40       $6.42
    R3   -------------------------------------------------------------------
         Hypothetical (h)      1.31%     $1,000.00   $1,018.30       $6.56
----------------------------------------------------------------------------
         Actual                1.07%     $1,000.00   $  978.50       $5.25
    R4   -------------------------------------------------------------------
         Hypothetical (h)      1.07%     $1,000.00   $1,019.49       $5.36
----------------------------------------------------------------------------
         Actual                0.76%     $1,000.00   $  980.00       $3.73
    R5   -------------------------------------------------------------------
         Hypothetical (h)      0.76%     $1,000.00   $1,021.03       $3.81
----------------------------------------------------------------------------
         Actual                1.26%     $1,000.00   $  977.60       $6.18
  529A   -------------------------------------------------------------------
         Hypothetical (h)      1.26%     $1,000.00   $1,018.55       $6.31
----------------------------------------------------------------------------
         Actual                1.91%     $1,000.00   $  974.40       $9.35
  529B   -------------------------------------------------------------------
         Hypothetical (h)      1.91%     $1,000.00   $1,015.32       $9.54
----------------------------------------------------------------------------
         Actual                1.91%     $1,000.00   $  974.50       $9.35
  529C   -------------------------------------------------------------------
         Hypothetical (h)      1.91%     $1,000.00   $1,015.32       $9.54
----------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
7/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 84.8%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES/PAR         VALUE ($)
-------------------------------------------------------------------------------------------------------
Aerospace - 1.7%
-------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8%, 2014 (n)                                          $ 5,864,000      $    5,805,360
Hawker Beechcraft Acquisition Corp., 9.75%, 2017 (n)                      8,310,000           8,226,900
Vought Aircraft Industries, Inc., 8%, 2011                                5,455,000           5,073,150
                                                                                         --------------
                                                                                         $   19,105,410
-------------------------------------------------------------------------------------------------------
Airlines - 0.8%
-------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                  $ 1,121,341      $    1,087,701
Continental Airlines, Inc., 6.748%, 2017                                  2,433,144           2,360,149
Continental Airlines, Inc., 6.795%, 2018                                  5,579,917           5,356,721
                                                                                         --------------
                                                                                         $    8,804,571
-------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.6%
-------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                        $ 2,985,000      $    3,179,025
Levi Strauss & Co., 9.75%, 2015                                           3,510,000           3,545,100
                                                                                         --------------
                                                                                         $    6,724,125
-------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.2%
-------------------------------------------------------------------------------------------------------
Airlie LCDO Ltd., CDO, FRN, 7.26%, 2011 (z)                             $ 2,326,000      $    2,292,273
Anthracite Ltd., CDO, 6%, 2037 (z)                                        5,148,000           4,392,692
Asset Securitization Corp., FRN, 8.356%, 2029 (z)                         2,000,000           2,123,609
Babson CLO Ltd., "D", FRN, 6.86%, 2018 (n)                                2,385,000           2,218,050
CWCapital Cobalt CDO Ltd., "E2", 6%, 2045 (z)                             1,000,000             912,800
CWCapital Cobalt CDO Ltd., "F", FRN, 6.66%, 2050 (z)                        610,000             582,184
CWCapital Cobalt CDO Ltd., "G", FRN, 6.86%, 2050 (z)                      1,890,000           1,769,229
Falcon Franchise Loan LLC, 4.046%, 2025 (i)(z)                           14,286,740           1,855,847
First Union National Bank Commercial Mortgage Corp., 6.75%, 2032          2,000,000           2,020,040
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
0.877%, 2030 (i)                                                         33,991,431             778,710
Morgan Stanley Capital I, Inc., 1.41%, 2039 (i)(n)                       23,489,233           1,236,855
TIERS Beach Street Synthetic, CLO, FRN, 9.36%, 2011 (z)                   2,750,000           2,722,500
Wachovia Credit, CDO, FRN, 6.71%, 2026 (z)                                1,320,000           1,238,160
                                                                                         --------------
                                                                                         $   24,142,949
-------------------------------------------------------------------------------------------------------
Automotive - 5.1%
-------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                             $ 3,210,000      $    2,471,700
Ford Motor Credit Co., 9.75%, 2010                                       19,345,000          19,535,742
Ford Motor Credit Co., 8.625%, 2010                                       3,855,000           3,746,366
Ford Motor Credit Co., 7%, 2013                                           1,394,000           1,254,441
Ford Motor Credit Co., 8%, 2016                                           5,090,000           4,691,051
Ford Motor Credit Co., FRN, 8.11%, 2012                                   3,270,000           3,122,333
General Motors Corp., 8.375%, 2033                                       12,238,000          10,065,755
Goodyear Tire & Rubber Co., 9%, 2015                                      4,111,000           4,213,775
TRW Automotive, Inc., 7%, 2014 (n)                                        6,545,000           6,119,575
TRW Automotive, Inc., 7.25%, 2017 (n)                                       635,000             571,500
                                                                                         --------------
                                                                                         $   55,792,238
-------------------------------------------------------------------------------------------------------
Broadcasting - 5.5%
-------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                              $ 7,190,000      $    7,010,250
Bonten Media Acquisition Co., 9%, 2015 (n)(p)                             4,420,000           4,022,200
CanWest MediaWorks LP, 9.25%, 2015 (n)                                    3,290,000           3,191,300
Clear Channel Communications, Inc., 5.5%, 2014                           10,940,000           8,580,559
Intelsat Bermuda Ltd., 11.25%, 2016                                       8,440,000           8,819,800
Intelsat Bermuda Ltd., FRN, 8.886%, 2015                                  2,800,000           2,814,000
Intelsat Ltd., 0% to 2010, 9.25% to 2015                                  4,765,000           3,740,525
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                        2,330,000           2,335,825
ION Media Networks, Inc., FRN, 11.61%, 2013 (n)                           5,400,000           5,454,000
LBI Media, Inc., 8.5%, 2017 (z)                                           3,205,000           3,108,850
Univision Communications, Inc., 9.75%, 2015 (n)(p)                       12,295,000          11,188,450
                                                                                         --------------
                                                                                         $   60,265,759
-------------------------------------------------------------------------------------------------------
Building - 1.4%
-------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., FRN, 9.61%, 2012                            $   380,000      $      374,300
Interface, Inc., 10.375%, 2010                                            3,391,000           3,526,640
Interface, Inc., 9.5%, 2014                                                 600,000             624,000
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                         4,757,000           2,901,770
Nortek Holdings, Inc., 8.5%, 2014                                         4,265,000           3,667,900
Ply Gem Industries, Inc., 9%, 2012                                        5,015,000           3,999,463
                                                                                         --------------
                                                                                         $   15,094,073
-------------------------------------------------------------------------------------------------------
Business Services - 1.1%
-------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 10.75%, 2016 (n)                                  $ 2,600,000      $    2,717,000
SunGard Data Systems, Inc., 10.25%, 2015                                  9,285,000           9,285,000
                                                                                         --------------
                                                                                         $   12,002,000
-------------------------------------------------------------------------------------------------------
Cable TV - 2.6%
-------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                           $ 6,735,000      $    6,735,000
CCH II Holdings LLC, 10.25%, 2010                                         4,530,000           4,609,275
CCO Holdings LLC, 8.75%, 2013                                             6,870,000           6,801,300
CSC Holdings, Inc., 6.75%, 2012                                           6,715,000           6,093,862
NTL Cable PLC, 9.125%, 2016                                               4,173,000           4,214,730
                                                                                         --------------
                                                                                         $   28,454,167
-------------------------------------------------------------------------------------------------------
Chemicals - 3.3%
-------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.125%, 2008                                    $ 2,654,000      $    2,746,890
Innophos, Inc., 8.875%, 2014                                              5,530,000           5,557,650
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                             7,030,000           5,922,775
Koppers, Inc., 9.875%, 2013                                               4,665,000           4,944,900
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                    6,140,000           5,817,650
Mosaic Co., 7.625%, 2016 (n)                                              6,365,000           6,396,825
Nalco Co., 8.875%, 2013                                                   5,730,000           5,644,050
                                                                                         --------------
                                                                                         $   37,030,740
-------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.4%
-------------------------------------------------------------------------------------------------------
ACCO Brands Corp., 7.625%, 2015                                         $ 5,120,000      $    4,787,200
Corrections Corp. of America, 6.25%, 2013                                 3,710,000           3,496,675
GEO Group, Inc., 8.25%, 2013                                              4,290,000           4,225,650
Jarden Corp., 7.5%, 2017                                                  4,535,000           4,081,500
Kar Holdings, Inc., 10%, 2015 (n)                                         8,300,000           7,304,000
Realogy Corp., 10.5%, 2014 (n)                                            1,845,000           1,706,625
Realogy Corp., 12.375%, 2015 (n)                                          7,250,000           5,800,000
Service Corp. International, 7.375%, 2014                                 2,385,000           2,319,413
Service Corp. International, 6.75%, 2015 (n)                              1,410,000           1,297,200
Service Corp. International, 7%, 2017                                     7,550,000           6,870,500
Visant Holding Corp., 8.75%, 2013                                         6,400,000           6,336,000
                                                                                         --------------
                                                                                         $   48,224,763
-------------------------------------------------------------------------------------------------------
Containers - 1.3%
-------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, 9.875%, 2014                                   $ 3,335,000      $    3,134,900
Greif, Inc., 6.75%, 2017                                                  3,415,000           3,252,788
Owens-Brockway Glass Container, Inc., 8.25%, 2013                         7,925,000           7,964,625
                                                                                         --------------
                                                                                         $   14,352,313
-------------------------------------------------------------------------------------------------------
Defense Electronics - 0.9%
-------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 6.125%, 2014                                  $ 6,250,000      $    5,796,875
L-3 Communications Corp., 5.875%, 2015                                    4,045,000           3,680,950
                                                                                         --------------
                                                                                         $    9,477,825
-------------------------------------------------------------------------------------------------------
Electronics - 1.9%
-------------------------------------------------------------------------------------------------------
Avago Technologies Finance, 11.875%, 2015                               $ 2,340,000      $    2,562,300
Flextronics International Ltd., 6.25%, 2014                               1,780,000           1,602,000
Freescale Semiconductor, Inc., 10.125%, 2016 (n)                         13,070,000          11,501,600
NXP B.V./NXP Funding LLC, 7.875%, 2014                                    2,300,000           2,127,500
Spansion LLC, 11.25%, 2016 (n)                                            3,855,000           3,623,700
                                                                                         --------------
                                                                                         $   21,417,100
-------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 1.0%
-------------------------------------------------------------------------------------------------------
Republic of Argentina, 5.475%, 2012                                     $ 6,302,250      $    5,742,610
Republic of Venezuela, 7%, 2018                                           2,952,000           2,659,752
Republic of Venezuela, 6%, 2020                                           3,230,000           2,608,225
                                                                                         --------------
                                                                                         $   11,010,587
-------------------------------------------------------------------------------------------------------
Energy - Independent - 4.1%
-------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 8.875%, 2017 (n)                                $ 4,895,000      $    4,454,450
Chesapeake Energy Corp., 7%, 2014                                         3,702,000           3,641,842
Chesapeake Energy Corp., 6.375%, 2015                                     6,610,000           6,205,137
Cimarex Energy Co., 7.125%, 2017                                          3,775,000           3,567,375
Forest Oil Corp., 7.25%, 2019 (n)                                         3,155,000           2,942,038
Hilcorp Energy I LP, 7.75%, 2015 (n)                                      1,940,000           1,813,900
Hilcorp Energy I LP, 9%, 2016 (n)                                         5,610,000           5,581,950
Mariner Energy, Inc., 8%, 2017                                            3,890,000           3,656,600
Newfield Exploration Co., 6.625%, 2014                                    3,625,000           3,461,875
Plains Exploration & Production Co., 7%, 2017                             5,965,000           5,323,763
Quicksilver Resources, Inc., 7.125%, 2016                                 5,380,000           4,989,950
                                                                                         --------------
                                                                                         $   45,638,880
-------------------------------------------------------------------------------------------------------
Entertainment - 0.4%
-------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8%, 2014                                       $   905,000      $      825,812
AMC Entertainment, Inc., 11%, 2016                                        3,110,000           3,211,075
                                                                                         --------------
                                                                                         $    4,036,887
-------------------------------------------------------------------------------------------------------
Financial Institutions - 2.5%
-------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                           $10,778,000      $   10,022,451
General Motors Acceptance Corp., 6.75%, 2014                             15,845,000          14,240,963
General Motors Acceptance Corp., 8%, 2031                                 3,205,000           3,009,755
                                                                                         --------------
                                                                                         $   27,273,169
-------------------------------------------------------------------------------------------------------
Food & Beverages - 1.6%
-------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (n)                                           $ 8,035,000      $    7,572,988
B&G Foods Holding Corp., 8%, 2011                                         3,570,000           3,462,900
Del Monte Corp., 6.75%, 2015                                              3,920,000           3,547,600
Michael Foods, Inc., 8%, 2013                                             3,105,000           3,011,850
                                                                                         --------------
                                                                                         $   17,595,338
-------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.7%
-------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                    $ 1,295,000      $    1,295,000
Buckeye Technologies, Inc., 8.5%, 2013                                    7,725,000           7,763,625
Jefferson Smurfit Corp., 8.25%, 2012                                      4,872,000           4,689,300
JSG Funding PLC, 7.75%, 2015                                                525,000             501,375
MDP Acquisitions PLC, 9.625%, 2012                                          384,000             401,280
Millar Western Forest Products, 7.75%, 2013                               4,650,000           3,882,750
                                                                                         --------------
                                                                                         $   18,533,330
-------------------------------------------------------------------------------------------------------
Gaming & Lodging - 5.8%
-------------------------------------------------------------------------------------------------------
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)                  $ 3,265,000      $    2,816,062
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                665,000             638,400
Greektown Holdings, 10.75%, 2013 (n)                                      1,305,000           1,337,625
Harrah's Entertainment, Inc., 5.75%, 2017                                13,380,000           9,499,800
Harrah's Operating Co., Inc., 5.375%, 2013                                  615,000             461,250
Majestic Star Casino LLC, 9.75%, 2011                                     4,150,000           3,901,000
Mandalay Resort Group, 9.375%, 2010                                       3,525,000           3,604,313
MGM Mirage, Inc., 8.5%, 2010                                              3,075,000           3,105,750
MGM Mirage, Inc., 8.375%, 2011                                            8,120,000           8,221,500
MGM Mirage, Inc., 6.75%, 2013                                             4,020,000           3,708,450
MGM Mirage, Inc., 5.875%, 2014                                            3,010,000           2,633,750
Pinnacle Entertainment, Inc., 8.25%, 2012                                 3,795,000           3,832,950
Station Casinos, Inc., 6.5%, 2014                                         9,025,000           7,648,688
Wimar Opco LLC, 9.625%, 2014 (n)                                          6,495,000           5,455,800
Wynn Las Vegas LLC, 6.625%, 2014                                          7,670,000           7,113,925
                                                                                         --------------
                                                                                         $   63,979,263
-------------------------------------------------------------------------------------------------------
Industrial - 1.1%
-------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                              $ 5,055,000      $    4,751,700
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                         7,525,000           7,750,750
                                                                                         --------------
                                                                                         $   12,502,450
-------------------------------------------------------------------------------------------------------
Insurance - Health - 0.2%
-------------------------------------------------------------------------------------------------------
Centene Corp., 7.25%, 2014                                              $ 2,735,000      $    2,598,250
-------------------------------------------------------------------------------------------------------

Insurance - Property & Casualty - 0.3%
-------------------------------------------------------------------------------------------------------
USI Holdings Corp., 9.75%, 2015 (n)                                     $ 3,460,000      $    3,287,000
-------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
-------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                 $ 2,460,000      $    2,423,100
Case New Holland, Inc., 7.125%, 2014                                      7,460,000           7,292,150
                                                                                         --------------
                                                                                         $    9,715,250
-------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 6.7%
-------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017                               $ 5,210,000      $    4,741,100
Community Health Systems, Inc., 8.875%, 2015 (n)                          7,610,000           7,391,212
Cooper Cos., Inc., 7.125%, 2015                                           5,600,000           5,390,000
DaVita, Inc., 6.625%, 2013                                                2,665,000           2,545,075
DaVita, Inc., 7.25%, 2015                                                 9,005,000           8,532,237
HCA, Inc., 6.375%, 2015                                                   7,870,000           6,099,250
HCA, Inc., 9.25%, 2016 (n)                                               16,355,000          16,232,338
HealthSouth Corp., 10.75%, 2016                                           2,890,000           2,918,900
Omnicare, Inc., 6.875%, 2015                                              2,570,000           2,319,425
Psychiatric Solutions, Inc., 7.75%, 2015                                  5,500,000           5,225,000
U.S. Oncology, Inc., 10.75%, 2014                                         6,330,000           6,393,300
Universal Hospital Services, Inc., 8.5%, 2015 (n)(p)                      3,330,000           3,005,325
Universal Hospital Services, Inc., FRN, 8.759%, 2015 (n)                  1,015,000             946,488
VWR Funding, Inc., 10.25%, 2015 (n)(p)                                    2,835,000           2,657,813
                                                                                         --------------
                                                                                         $   74,397,463
-------------------------------------------------------------------------------------------------------
Metals & Mining - 4.3%
-------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                   $ 9,290,000      $    8,453,900
Chaparral Steel Co., 10%, 2013                                            4,545,000           5,010,862
FMG Finance Ltd., 10.625%, 2016 (n)                                       6,395,000           7,322,275
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                         4,615,000           4,834,213
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                       10,615,000          11,145,750
Peabody Energy Corp., 5.875%, 2016                                        4,440,000           3,929,400
Peabody Energy Corp., 7.375%, 2016                                        3,600,000           3,519,000
PNA Group, Inc., 10.75%, 2016 (n)                                         3,145,000           3,365,150
                                                                                         --------------
                                                                                         $   47,580,550
-------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.8%
-------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                      $ 5,550,000      $    5,137,080
Inergy LP, 6.875%, 2014                                                   3,625,000           3,371,250
                                                                                         --------------
                                                                                         $    8,508,330
-------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.1%
-------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                $ 5,495,000      $    5,412,575
El Paso Performance-Linked Trust, CLN, 7.75%, 2011 (n)                    4,675,000           4,803,562
Transcontinental Gas Pipe Line Corp., 7%, 2011                            2,705,000           2,792,913
Williams Cos., Inc., 7.125%, 2011                                         2,608,000           2,608,000
Williams Cos., Inc., 8.75%, 2032                                          3,535,000           3,906,175
Williams Partners LP, 7.25%, 2017                                         4,285,000           4,156,450
                                                                                         --------------
                                                                                         $   23,679,675
-------------------------------------------------------------------------------------------------------
Network & Telecom - 3.0%
-------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                     $ 5,965,000      $    5,666,750
Citizens Communications Co., 9.25%, 2011                                  4,461,000           4,650,592
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                           3,965,000           3,925,350
Qwest Capital Funding, Inc., 7.25%, 2011                                  3,620,000           3,524,975
Qwest Corp., 7.875%, 2011                                                   715,000             725,725
Qwest Corp., 8.875%, 2012                                                 5,210,000           5,477,013
Time Warner Telecom Holdings, Inc., 9.25%, 2014                           2,490,000           2,546,025
Windstream Corp., 8.625%, 2016                                            5,515,000           5,583,938
Windstream Corp., 7%, 2019                                                1,270,000           1,143,000
                                                                                         --------------
                                                                                         $   33,243,368
-------------------------------------------------------------------------------------------------------
Oil Services - 1.6%
-------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                               $ 6,565,000      $    5,974,150
Bristow Group, Inc., 7.5%, 2017 (n)                                       1,240,000           1,227,600
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017                  5,715,000           5,572,125
GulfMark Offshore, Inc., 7.75%, 2014                                      1,340,000           1,313,200
Hanover Compressor Co., 9%, 2014                                          3,785,000           4,172,963
                                                                                         --------------
                                                                                         $   18,260,038
-------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%
-------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                      $ 3,059,000      $    2,982,525
-------------------------------------------------------------------------------------------------------
Printing & Publishing - 3.7%
-------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                           $ 6,080,000      $    5,532,800
Dex Media, Inc., 0% to 2008, 9% to 2013                                  10,320,000           9,288,000
Dex Media, Inc., 0% to 2008, 9% to 2013                                   6,115,000           5,503,500
Idearc, Inc., 8%, 2016                                                   12,015,000          11,384,213
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016(n)                         4,690,000           3,071,950
R.H. Donnelley Corp., 8.875%, 2016                                        6,230,000           6,058,675
                                                                                         --------------
                                                                                         $   40,839,138
-------------------------------------------------------------------------------------------------------
Retailers - 1.5%
-------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                       $ 4,260,000      $    3,940,500
Couche-Tard, Inc., 7.5%, 2013                                             2,845,000           2,802,325
Neiman Marcus Group, Inc., 9%, 2015 (p)                                   3,785,000           3,945,863
Neiman Marcus Group, Inc., 10.375%, 2015                                  2,220,000           2,336,550
Rite Aid Corp., 9.5%, 2017 (n)                                            3,595,000           3,181,575
                                                                                         --------------
                                                                                         $   16,206,813
-------------------------------------------------------------------------------------------------------
Specialty Stores - 1.2%
-------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 9.25%, 2015 (n)                                  $ 4,260,000      $    3,748,800
Claire's Stores, Inc., 10.5%, 2017 (n)                                    2,385,000           1,884,150
Michaels Stores, Inc., 11.375%, 2016 (n)                                  3,900,000           3,763,500
Payless ShoeSource, Inc., 8.25%, 2013                                     4,195,000           4,069,150
                                                                                         --------------
                                                                                         $   13,465,600
-------------------------------------------------------------------------------------------------------
Supermarkets - 0.6%
-------------------------------------------------------------------------------------------------------
Jitney Jungle Stores of America, Inc., 10.375%, 2007 (d)                $   500,000      $            0
Stater Brothers Holdings, Inc., 7.75%, 2015 (n)                           3,545,000           3,296,850
SUPERVALU, Inc., 7.5%, 2014                                               3,815,000           3,643,325
                                                                                         --------------
                                                                                         $    6,940,175
-------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.0%
-------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                          $ 2,365,000      $    2,480,294
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                  1,000,000             980,000
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                  1,695,000           1,661,100
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                           5,350,000           5,510,500
                                                                                         --------------
                                                                                         $   10,631,894
-------------------------------------------------------------------------------------------------------
Transportation - Services - 1.0%
-------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                               $ 7,055,000      $    7,055,000
Stena AB, 7%, 2016                                                        3,685,000           3,629,725
                                                                                         --------------
                                                                                         $   10,684,725
-------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.6%
-------------------------------------------------------------------------------------------------------
AES Corp., 9.375%, 2010                                                 $ 5,130,000      $    5,258,250
Edison Mission Energy, 7%, 2017 (n)                                      13,435,000          12,125,087
Edison Mission Energy, 7.625%, 2027 (n)                                     905,000             789,612
Intergen N.V., 9%, 2017 (z)                                               2,730,000           2,689,050
Mirant Americas Generation LLC, 8.3%, 2011                                2,900,000           2,842,000
Mirant North American LLC, 7.375%, 2013                                   4,870,000           4,845,650
NRG Energy, Inc., 7.375%, 2016                                           15,520,000          14,976,800
Reliant Energy, Inc., 7.875%, 2017                                        7,475,000           7,101,250
                                                                                         --------------
                                                                                         $   50,627,699
-------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $979,437,833)                                              $  935,106,430
-------------------------------------------------------------------------------------------------------

Common Stocks - 2.0%
-------------------------------------------------------------------------------------------------------
Cable TV - 0.5%
-------------------------------------------------------------------------------------------------------
Comcast Corp., "A" (a)                                                      108,400      $    2,847,668
Time Warner Cable, Inc. (a)                                                  59,500           2,274,090
                                                                                         --------------
                                                                                         $    5,121,758
-------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.1%
-------------------------------------------------------------------------------------------------------
Central Garden & Pet Co. (a)                                                 47,600      $      598,808
-------------------------------------------------------------------------------------------------------

Electronics - 0.1%
-------------------------------------------------------------------------------------------------------
Intel Corp.                                                                  48,900      $    1,155,018
-------------------------------------------------------------------------------------------------------
Energy - Independent - 0.3%
-------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                      33,600      $    1,143,744
Foundation Coal Holdings, Inc.                                               75,000           2,613,750
                                                                                         --------------
                                                                                         $    3,757,494
-------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.1%
-------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                14,300      $    1,219,218
-------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
-------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                      52,900      $      979,708
-------------------------------------------------------------------------------------------------------
Major Banks - 0.1%
-------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                        11,900      $      564,298
JPMorgan Chase & Co.                                                         12,000             528,120
                                                                                         --------------
                                                                                         $    1,092,418
-------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.1%
-------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                               36,100      $    1,197,076
-------------------------------------------------------------------------------------------------------

Metals & Mining - 0.0%
-------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc. (a)                                                   1,087      $            0
-------------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 0.1%
-------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                          48,000      $    1,548,000
-------------------------------------------------------------------------------------------------------

Pharmaceuticals - 0.1%
-------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                            19,300      $    1,167,650
-------------------------------------------------------------------------------------------------------

Printing & Publishing - 0.0%
-------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (a)                                 206,408      $            0
-------------------------------------------------------------------------------------------------------

Real Estate - 0.2%
-------------------------------------------------------------------------------------------------------
Host Hotels & Resorts, Inc., REIT                                           102,500      $    2,164,800
-------------------------------------------------------------------------------------------------------

Telephone Services - 0.2%
-------------------------------------------------------------------------------------------------------
Windstream Corp.                                                            137,000      $    1,885,120
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $22,378,385)                                       $   21,887,068
-------------------------------------------------------------------------------------------------------

Floating Rate Loans - 7.9% (g)(r)
-------------------------------------------------------------------------------------------------------
Automotive - 1.3%
-------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2013                                $ 8,713,183      $    8,190,394
Goodyear Tire & Rubber, Second Lien Term Loan, 2014 (o)                   3,365,959           3,216,594
Mark IV Industries, Inc., Second Lien Term Loan, 11.1%, 2011              3,476,611           3,349,134
                                                                                         --------------
                                                                                         $   14,756,122
-------------------------------------------------------------------------------------------------------
Broadcasting - 0.4%
-------------------------------------------------------------------------------------------------------
Gray Television, Inc., Term Loan B, 6.86%, 2014                         $ 2,672,254      $    2,530,290
Univison Communications, Inc., Term Loan B, 2014 (o)                      1,471,862           1,352,567
Univison Communications, Inc., Term Loan B, 2014 (o)                         94,620              86,951
                                                                                         --------------
                                                                                         $    3,969,808
-------------------------------------------------------------------------------------------------------
Building - 0.1%
-------------------------------------------------------------------------------------------------------
Building Materials Corp. Second Lien Term Loan, 11.13%, 2014 (o)        $ 1,809,234      $    1,610,218
-------------------------------------------------------------------------------------------------------
Cable TV - 0.9%
-------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Term Loan, 7.36%, 2013                    $ 2,787,162      $    2,646,195
CSC Holdings, Inc., Term Loan B, 7.07%, 2013                              4,070,767           3,896,910
MCC Iowa LLC Mediacom, Term Loan A, 6.84%, 2012                           3,664,936           3,520,631
                                                                                         --------------
                                                                                         $   10,063,736
-------------------------------------------------------------------------------------------------------
Chemicals - 0.5%
-------------------------------------------------------------------------------------------------------
Celanese AG, Term Loan, 7.11%, 2014                                     $ 5,803,643      $    5,484,443
-------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.1%
-------------------------------------------------------------------------------------------------------
Jarden Corp., Term Loan B, 2008 (o)                                     $ 1,429,293      $    1,390,583
-------------------------------------------------------------------------------------------------------
Containers - 0.4%
-------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013             $ 1,061,576      $    1,064,230
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013               3,317,424           3,257,296
                                                                                         --------------
                                                                                         $    4,321,526
-------------------------------------------------------------------------------------------------------
Food & Beverages - 0.7%
-------------------------------------------------------------------------------------------------------
Dean Foods, Term Loan B, 6.86%, 2014                                    $ 4,488,948      $    4,307,987
Dole Food Co., Inc., Letter of Credit, 2.13%, 2013                          378,107             355,232
Dole Food Co., Inc., Term Loan B, 7.54%, 2013                               840,106             789,280
Dole Food Co., Inc., Term Loan C, 7.45%, 2013                             2,800,354           2,630,934
                                                                                         --------------
                                                                                         $    8,083,433
-------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
-------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Term Loan, 7.11%, 2012                           $ 5,928,113      $    5,573,658
Georgia-Pacific Corp., Term Loan B-2, 7.11%, 2013                           389,547             366,256
                                                                                         --------------
                                                                                         $    5,939,914
-------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.0%
-------------------------------------------------------------------------------------------------------
Community Health Systems, Term Loan B, 2014 (o)                         $   215,966      $      205,275
Community Health, Term Loan, 2014 (o)                                     3,260,589           3,099,190
HCA, Inc., Term Loan B, 7.61%, 2013 (o)                                   7,816,050           7,513,932
                                                                                         --------------
                                                                                         $   10,818,397
-------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.2%
-------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., Term Loan B, 6.82%, 2014                           $ 1,922,462      $    1,833,548
-------------------------------------------------------------------------------------------------------
Pollution Control - 0.4%
-------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Letter of Credit, 5.32%, 2012         $ 1,626,831      $    1,569,892
Allied Waste North America, Inc., Term Loan B, 7.09%, 2020                2,841,649           2,746,937
                                                                                         --------------
                                                                                         $    4,316,829
-------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.0%
-------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.36%, 2014                                  $ 6,075,423      $    5,788,530
Nielsen Finance LLC, Term Loan B, 7.61%, 2013                             5,021,442           4,868,705
                                                                                         --------------
                                                                                         $   10,657,235
-------------------------------------------------------------------------------------------------------
Specialty Stores - 0.4%
-------------------------------------------------------------------------------------------------------
Michaels Stores, Term Loan B, 7.63%, 2013                               $ 4,766,659      $    4,427,038
-------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $90,615,319)                                 $   87,672,830
-------------------------------------------------------------------------------------------------------
Preferred Stocks - 0.2%
-------------------------------------------------------------------------------------------------------
Broadcasting - 0.2%
-------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75% (p)                           2,034      $    2,206,890
-------------------------------------------------------------------------------------------------------
Real Estate - 0.0%
-------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", REIT, 8.75%, 8.75%                                4,500      $      112,050
-------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (IDENTIFIED COST, $2,123,831)                                     $    2,318,940
-------------------------------------------------------------------------------------------------------

Warrants - 0.0%
-------------------------------------------------------------------------------------------------------
                                                  STRIKE       FIRST
                                                   PRICE    EXERCISE
-------------------------------------------------------------------------------------------------------
Network & Telecom - 0.0%
-------------------------------------------------------------------------------------------------------
Knology, Inc. (Identified Cost, $0) (a)(z)         $0.10    11/22/97          2,475      $        8,858
-------------------------------------------------------------------------------------------------------

Money Market Funds (v) - 3.3%
-------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.35%,
at Cost and Net Asset Value                                             $36,413,890      $   36,413,890
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,130,969,258) (k)                                  $1,083,408,016
-------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.8%                                                        19,632,893
-------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                      $1,103,040,909
-------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $909,229,871 and 83.92% of market value. An independent pricing service provided an evaluated bid for 82.29% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $220,989,240, representing 20.0% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                    CURRENT
                                                      ACQUISITION   ACQUISITION      MARKET     TOTAL % OF
RESTRICTED SECURITIES                                     DATE          COST         VALUE      NET ASSETS
----------------------------------------------------------------------------------------------------------
Airlie LCDO Ltd., CDO, FRN, 7.25%, 2011                 10/13/06     $2,326,000   $ 2,292,273
Anthracite Ltd., CDO, 6%, 2037                           5/14/02      4,052,961     4,392,692
Asset Securitization Corp., FRN, 8.356%, 2029            1/25/05      1,752,918     2,123,609
CWCapital Cobalt CDO Ltd., "E2", 6%, 2045                3/20/06        958,147       912,800
CWCapital Cobalt CDO Ltd., "F", FRN, 6.66%, 2050         4/12/06        610,000       582,184
CWCapital Cobalt CDO Ltd., "G", FRN, 6.86%, 2050         4/12/06      1,890,000     1,769,229
Falcon Franchise Loan LLC, 3.777%, 2025                  1/29/03      2,949,251     1,855,847
Intergen N.V., 9%, 2017                                  7/23/07      2,707,863     2,689,050
Knology, Inc.                                           10/16/97          5,980         8,858
LBI Media, Inc., 8.5%, 2017                              7/18/07      3,152,200     3,108,850
TIERS Beach Street Synthetic, CLO, FRN, 9.36%, 2011      5/17/06      2,750,000     2,722,500
Wachovia Credit, CDO, FRN, 6.71%, 2026                   6/08/06      1,320,000     1,238,160
----------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                       $23,696,052      2.15%

The following abbreviations are used in this report and are defined:

CDO     Collateralized Debt Obligation
CLN     Credit-Linked Note
CLO     Collateralized Loan Obligation
FRN     Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT    Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in
U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

GBP     British Pound

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 7/31/07

Appreciation and Depreciation in the table below are reported by currency.

                                                                                          NET
                                                                                      UNREALIZED
                       CONTRACTS TO      SETTLEMENT    IN EXCHANGE     CONTRACTS     APPRECIATION
    TYPE  CURRENCY    DELIVER/RECEIVE    DATE RANGE        FOR         AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------------------
APPRECIATION
--------------------------------------------------------------------------------------------------
    Buy      GBP          788,716          9/19/07      $1,555,468    $1,603,666        $48,198
                                                                                        =======

FUTURES CONTRACTS OUTSTANDING AT 7/31/07

                                                                                      UNREALIZED
                                                                      EXPIRATION     APPRECIATION
DESCRIPTION                              CONTRACTS        VALUE          DATE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)                   368        $40,503,000      Sep-07         $291,962
                                                                                       ========

SWAP AGREEMENTS AT 7/31/07

                                                                                                       UNREALIZED
                  NOTIONAL                                              CASH FLOWS     CASH FLOWS     APPRECIATION
EXPIRATION         AMOUNT                  COUNTERPARTY                 TO RECEIVE        TO PAY     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09     USD  2,100,000    JP Morgan Chase Bank                         4.8%            (1)         $ (54,799)
                                                                       (fixed rate)
6/20/09     USD  4,200,000    JP Morgan Chase Bank                         4.1%            (1)           201,018
                                                                       (fixed rate)
6/20/12     USD  2,100,000    Morgan Stanley Capital Services, Inc.        4.15%           (2)          (225,724)
                                                                       (fixed rate)
6/20/12     USD  4,200,000    Morgan Stanley Capital Services, Inc.        3.76%           (2)          (510,125)
                                                                       (fixed rate)
6/20/12     USD  4,200,000    Goldman Sachs International                   (3)           1.49%          276,416
                                                                       (fixed rate)
9/20/12     USD  4,200,000    Goldman Sachs International                  3.72%           (4)           (66,041)
                                                                       (fixed rate)
9/20/12     USD  4,200,000    Goldman Sachs International                  3.75%           (5)          (206,877)
                                                                       (fixed rate)
3/20/17     USD    700,000    Merrill Lynch Capital Services                (6)           0.81%              17
                                                                       (fixed rate)
3/20/17     USD    700,000    JP Morgan Chase Bank                          (6)           0.78%            1,574
                                                                       (fixed rate)
3/20/17     USD    700,000    JP Morgan Chase Bank                          (6)           0.80%              536
                                                                       (fixed rate)
                                                                                                       ---------
                                                                                                       $(584,005)
                                                                                                       =========

(1) Fund to pay notional amount upon a defined credit default event by Abitibi Consolidated, 8.375%, 4/01/15.
(2) Fund to pay notional amount upon a defined credit default event by Bowater, Inc., 6.5%, 6/15/13.
(3) Fund to receive notional amount upon a defined credit default event by Constellation Brands, Inc., 8.0%,
    2/15/08.
(4) Fund to pay notional amount upon a defined credit default event by Owens-Illinois, Inc., 7.8%, 5/15/18.
(5) Fund to pay notional amount upon a defined credit default event by Allied Waste North America Corp., 7.375%,
    4/15/14.
(6) Fund to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375%, 8/01/10.

At July 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 7/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
---------------------------------------------------------------------------------------------------------
Investments in non-affiliated companies, at value
(identified cost, $1,094,555,368)                                      $1,046,994,126
Investments in affiliated money market portfolio, at value
(identified cost, $36,413,890)                                             36,413,890
---------------------------------------------------------------------------------------------------------
Total investments, at value (identified cost, $1,130,969,258)                              $1,083,408,016
---------------------------------------------------------------------------------------------------------
Cash                                                                        1,609,410
Receivable for forward foreign currency exchange contracts                     48,198
Receivable for daily variation margin on open futures contracts               161,000
Receivable for investments sold                                            16,140,774
Receivable for fund shares sold                                             6,982,525
Interest and dividends receivable                                          21,586,578
Unrealized appreciation on credit default swaps                               479,562
Other assets                                                                    8,112
---------------------------------------------------------------------------------------------------------
Total assets                                                                               $1,130,424,175
---------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------
Distributions payable                                                      $7,629,686
Payable for investments purchased                                          15,362,284
Payable for fund shares reacquired                                          2,516,060
Unrealized depreciation on credit default swaps                             1,063,567
Payable to affiliates
  Management fee                                                               55,069
  Shareholder servicing costs                                                 486,425
  Distribution and service fees                                                45,145
  Administrative services fee                                                   2,172
  Program manager fees                                                             39
  Retirement plan administration and services fees                                203
Payable for independent trustees' compensation                                134,288
Accrued expenses and other liabilities                                         88,328
---------------------------------------------------------------------------------------------------------
Total liabilities                                                                             $27,383,266
---------------------------------------------------------------------------------------------------------
Net assets                                                                                 $1,103,040,909
---------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                        $1,558,041,745
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies               (47,805,087)
Accumulated net realized gain (loss) on investments                      (406,317,984)
Accumulated distributions in excess of net investment income                 (877,765)
---------------------------------------------------------------------------------------------------------
Net assets                                                                                 $1,103,040,909
---------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     297,697,501
---------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                             $600,885,112
  Shares outstanding                                                      162,278,134
---------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                         $3.70
---------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                    $3.88
---------------------------------------------------------------------------------------------------------
Class B shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                             $148,327,813
  Shares outstanding                                                       39,935,861
---------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                      $3.71
---------------------------------------------------------------------------------------------------------
Class C shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                              $79,844,674
  Shares outstanding                                                       21,454,086
---------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                      $3.72
---------------------------------------------------------------------------------------------------------
Class I shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                             $257,216,777
  Shares outstanding                                                       69,503,244
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $3.70
---------------------------------------------------------------------------------------------------------
Class R shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                               $3,917,593
  Shares outstanding                                                        1,056,691
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $3.71
---------------------------------------------------------------------------------------------------------
Class R1 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                 $620,327
  Shares outstanding                                                          167,134
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $3.71
---------------------------------------------------------------------------------------------------------
Class R2 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                 $429,549
  Shares outstanding                                                          115,834
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $3.71
---------------------------------------------------------------------------------------------------------
Class R3 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                               $2,711,014
  Shares outstanding                                                          731,473
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $3.71
---------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                               $7,585,514
  Shares outstanding                                                        2,049,428
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $3.70
---------------------------------------------------------------------------------------------------------
Class R5 shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                  $57,010
  Shares outstanding                                                           15,396
---------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                   $3.70
---------------------------------------------------------------------------------------------------------
Class 529A shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                 $870,521
  Shares outstanding                                                          235,170
---------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                         $3.70
---------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                    $3.88
---------------------------------------------------------------------------------------------------------
Class 529B shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                 $222,236
  Shares outstanding                                                           60,037
---------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                      $3.70
---------------------------------------------------------------------------------------------------------
Class 529C shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                                 $352,769
  Shares outstanding                                                           95,013
---------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                      $3.71
---------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 7/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
Income
  Interest                                                             $45,995,844
  Income distributions from affiliated issuers                             823,438
  Dividends                                                              1,154,326
--------------------------------------------------------------------------------------------------------
Total investment income                                                                      $47,973,608
--------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                        $2,749,631
  Distribution and service fees                                          2,343,426
  Program manager fees                                                       1,989
  Shareholder servicing costs                                              804,104
  Administrative services fee                                              107,326
  Retirement plan administration and services fees                           9,078
  Independent trustees' compensation                                        20,491
  Custodian fee                                                             76,327
  Shareholder communications                                                50,729
  Auditing fees                                                             32,714
  Legal fees                                                                 9,509
  Miscellaneous                                                            114,845
--------------------------------------------------------------------------------------------------------
Total expenses                                                                                $6,320,169
--------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (34,393)
  Reduction of expenses by investment adviser                               (3,569)
--------------------------------------------------------------------------------------------------------
Net expenses                                                                                  $6,282,207
--------------------------------------------------------------------------------------------------------
Net investment income                                                                        $41,691,401
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $15,000,751
  Futures contracts                                                     (1,533,266)
  Swap transactions                                                        268,000
  Foreign currency transactions                                             60,163
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                      $13,795,648
--------------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

Change in unrealized appreciation (depreciation)
  Investments                                                         $(79,413,299)
  Futures contracts                                                      1,517,902
  Swap transactions                                                       (636,917)
  Translation of assets and liabilities in foreign currencies               (3,141)
--------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $(78,535,455)
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $(64,739,807)
--------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $(23,048,406)
--------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED         YEAR ENDED
                                                                     7/31/07            1/31/07
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS FROM OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income                                            $41,691,401        $86,619,309
Net realized gain (loss) on investments                           13,795,648          1,111,730
Net unrealized gain (loss) on investments                        (78,535,455)        31,193,207
-----------------------------------------------------------------------------------------------
Change in net assets from operations                            $(23,048,406)      $118,924,246
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(24,230,320)      $(47,667,939)
  Class B                                                         (5,791,201)       (14,939,675)
  Class C                                                         (2,913,381)        (6,203,739)
  Class I                                                         (9,724,449)       (18,929,135)
  Class R                                                           (161,769)          (363,983)
  Class R1                                                           (16,700)           (17,366)
  Class R2                                                           (14,841)           (23,859)
  Class R3                                                           (92,560)          (123,244)
  Class R4                                                          (246,081)          (187,948)
  Class R5                                                            (2,208)            (4,063)
  Class 529A                                                         (31,022)           (55,195)
  Class 529B                                                          (7,283)           (11,049)
  Class 529C                                                         (15,287)           (28,602)
-----------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(43,247,102)      $(88,555,797)
-----------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $(50,122,242)     $(138,159,915)
-----------------------------------------------------------------------------------------------
Redemption fees                                                          $--             $8,665
-----------------------------------------------------------------------------------------------
Total change in net assets                                     $(116,417,750)     $(107,782,801)
-----------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------
At beginning of period                                         1,219,458,659      1,327,241,460
At end of period (including accumulated distributions in
excess of net investment income of $877,765 and
undistributed net investment income of $677,936)              $1,103,040,909     $1,219,458,659
-----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                              SIX MONTHS                                YEARS ENDED 1/31
                                                   ENDED       ------------------------------------------------------------------
CLASS A                                          7/31/07           2007           2006           2005           2004         2003
                                             (UNAUDITED)
Net asset value, beginning of period               $3.92          $3.82          $3.98          $3.98          $3.52        $3.78
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.14          $0.27          $0.27          $0.29          $0.30        $0.33
  Net realized and unrealized gain (loss)
  on investments and foreign currency              (0.22)          0.11          (0.13)          0.01(g)        0.46        (0.25)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $(0.08)         $0.38          $0.14          $0.30          $0.76        $0.08
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.14)        $(0.28)        $(0.30)        $(0.30)        $(0.30)      $(0.34)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital (d)                                  $--          $0.00(w)       $0.00(w)       $0.00(w)         $--          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $3.70          $3.92          $3.82          $3.98          $3.98        $3.52
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         (2.10)(n)      10.30           3.61           7.74          22.83         2.34
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              0.96(a)        1.00           1.00           0.99           0.99         1.00
Expenses after expense reductions (f)               0.96(a)        1.00           1.00           0.99            N/A          N/A
Net investment income                               7.08(a)        7.09           6.85           7.31           7.87         9.32
Portfolio turnover                                    40             89             51             68             81           80
Net assets at end of period (000 Omitted)       $600,885       $671,019       $703,305       $799,651       $934,958     $769,069
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                                YEARS ENDED 1/31
                                                   ENDED       ------------------------------------------------------------------
CLASS B                                          7/31/07           2007           2006           2005           2004         2003
                                             (UNAUDITED)
Net asset value, beginning of period               $3.93          $3.83          $3.99          $3.99          $3.53        $3.79
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.13          $0.25          $0.24          $0.26          $0.27        $0.31
  Net realized and unrealized gain (loss)
  on investments and foreign currency              (0.22)          0.10          (0.13)          0.01(g)        0.47        (0.26)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $(0.09)         $0.35          $0.11          $0.27          $0.74        $0.05
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.13)        $(0.25)        $(0.27)        $(0.27)        $(0.28)      $(0.31)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $--          $0.00(w)       $0.00(w)       $0.00(w)         $--          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $3.71          $3.93          $3.83          $3.99          $3.99        $3.53
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         (2.43)(n)       9.53           2.90           7.10          21.65         1.64
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.66(a)        1.71           1.72           1.69           1.69         1.70
Expenses after expense reductions (f)               1.66(a)        1.71           1.72           1.69            N/A          N/A
Net investment income                               6.40(a)        6.40           6.26           6.63           7.18         8.65
Portfolio turnover                                    40             89             51             68             81           80
Net assets at end of period (000 Omitted)       $148,328       $195,028       $275,363       $379,253       $471,520     $411,533
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                                YEARS ENDED 1/31
                                                   ENDED        -----------------------------------------------------------------
CLASS C                                          7/31/07           2007           2006           2005           2004         2003
                                             (UNAUDITED)
Net asset value, beginning of period               $3.94          $3.84          $4.00          $4.00          $3.54        $3.80
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.13          $0.24          $0.24          $0.26          $0.27        $0.30
  Net realized and unrealized gain (loss)
  on investments and foreign currency              (0.22)          0.11          (0.13)          0.01(g)        0.47        (0.25)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $(0.09)         $0.35          $0.11          $0.27          $0.74        $0.05
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.13)        $(0.25)        $(0.27)        $(0.27)        $(0.28)      $(0.31)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $--          $0.00(w)       $0.00(w)       $0.00(w)         $--          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $3.72          $3.94          $3.84          $4.00          $4.00        $3.54
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         (2.42)(n)       9.52           2.91           7.10          21.61         1.64
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.66(a)        1.70           1.72           1.69           1.69         1.70
Expenses after expense reductions (f)               1.66(a)        1.70           1.72           1.69            N/A          N/A
Net investment income                               6.38(a)        6.39           6.26           6.63           7.18         8.59
Portfolio turnover                                    40             89             51             68             81           80
Net assets at end of period (000 Omitted)        $79,845        $92,050       $108,181       $148,073       $214,915     $183,364
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                                YEARS ENDED 1/31
                                                   ENDED       -----------------------------------------------------------------
CLASS I                                          7/31/07           2007           2006           2005           2004         2003
                                             (UNAUDITED)
Net asset value, beginning of period               $3.92          $3.82          $3.98          $3.98          $3.52        $3.78
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.14          $0.28          $0.28          $0.29          $0.30        $0.33
  Net realized and unrealized gain (loss)
  on investments and foreign currency              (0.21)          0.11          (0.13)          0.02(g)        0.47        (0.24)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $(0.07)         $0.39          $0.15          $0.31          $0.77        $0.09
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.15)        $(0.29)        $(0.31)        $(0.31)        $(0.31)      $(0.35)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $--          $0.00(w)       $0.00(w)       $0.00(w)         $--          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $3.70          $3.92          $3.82          $3.98          $3.98        $3.52
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                            (1.95)(n)      10.62           3.92           8.17          22.88         2.66
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              0.66(a)        0.70           0.71           0.68           0.69         0.70
Expenses after expense reductions (f)               0.66(a)        0.70           0.71           0.68            N/A          N/A
Net investment income                               7.33(a)        7.38           7.24           7.55           8.03         9.58
Portfolio turnover                                    40             89             51             68             81           80
Net assets at end of period (000 Omitted)       $257,217       $246,306       $231,455       $170,679        $93,887      $26,373
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                                 YEARS ENDED 1/31
                                                   ENDED         ----------------------------------------------------------------
CLASS R                                          7/31/07           2007           2006           2005           2004      2003(i)
                                             (UNAUDITED)
Net asset value, beginning of period               $3.93          $3.83          $3.98          $3.98          $3.52        $3.51
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.13          $0.26          $0.26          $0.28          $0.28        $0.02
  Net realized and unrealized gain (loss)
  on investments and foreign currency              (0.21)          0.11          (0.12)          0.01(g)        0.48         0.02(g)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $(0.08)         $0.37          $0.14          $0.29          $0.76        $0.04
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.14)        $(0.27)        $(0.29)        $(0.29)        $(0.30)      $(0.03)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $--          $0.00(w)       $0.00(w)       $0.00(w)         $--          $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $3.71          $3.93          $3.83          $3.98          $3.98        $3.52
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                            (2.19)(n)      10.07           3.68           7.63          22.29         1.03(n)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.16(a)        1.20           1.21           1.18           1.20         1.20(a)
Expenses after expense reductions (f)               1.16(a)        1.20           1.21           1.18            N/A          N/A
Net investment income                               6.90(a)        6.88           6.76           7.06           7.46         7.97(a)
Portfolio turnover                                    40             89             51             68             81           80
Net assets at end of period (000 Omitted)         $3,918         $5,072         $5,422         $4,021         $1,359          $40
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                              SIX MONTHS           YEARS ENDED 1/31
                                                   ENDED         -------------------
CLASS R1                                         7/31/07           2007      2006(i)
                                             (UNAUDITED)
Net asset value, beginning of period               $3.93          $3.83        $3.89
------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------
  Net investment income (d)                        $0.12          $0.24        $0.19
  Net realized and unrealized gain (loss)
  on investments and foreign currency              (0.21)          0.11        (0.03)(g)
------------------------------------------------------------------------------------
Total from investment operations                  $(0.09)         $0.35        $0.16
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------
  From net investment income                      $(0.13)        $(0.25)      $(0.22)
------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $--          $0.00(w)     $0.00(w)
------------------------------------------------------------------------------------
Net asset value, end of period                     $3.71          $3.93        $3.83
------------------------------------------------------------------------------------
Total return (%) (r)(s)                            (2.48)(n)       9.41         4.28(n)
------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.79(a)        1.89         1.91(a)
Expenses after expense reductions (f)               1.76(a)        1.79         1.85(a)
Net investment income                               6.15(a)        6.27         6.08(a)
Portfolio turnover                                    40             89           51
Net assets at end of period (000 Omitted)           $620           $361         $231
------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS           YEARS ENDED 1/31
                                                   ENDED         -------------------
CLASS R2                                         7/31/07           2007      2006(i)
                                             (UNAUDITED)
Net asset value, beginning of period               $3.93          $3.83        $3.89
------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------
  Net investment income (d)                        $0.13          $0.26        $0.21
  Net realized and unrealized gain (loss)
  on investments and foreign currency              (0.22)          0.10        (0.04)(g)
------------------------------------------------------------------------------------
Total from investment operations                  $(0.09)         $0.36        $0.17
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------
  From net investment income                      $(0.13)        $(0.26)      $(0.23)
------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $--          $0.00(w)     $0.00(w)
------------------------------------------------------------------------------------
Net asset value, end of period                     $3.71          $3.93        $3.83
------------------------------------------------------------------------------------
Total return (%) (r)(s)                            (2.31)(n)       9.80         4.56(n)
------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.47(a)        1.59         1.59(a)
Expenses after expense reductions (f)               1.41(a)        1.44         1.51(a)
Net investment income                               6.60(a)        6.63         6.50(a)
Portfolio turnover                                    40             89           51
Net assets at end of period (000 Omitted)           $430           $460         $277
------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                        YEARS ENDED 1/31
                                                   ENDED         ---------------------------------------------
CLASS R3                                         7/31/07           2007         2006         2005      2004(i)
                                             (UNAUDITED)
Net asset value, beginning of period               $3.93          $3.83        $3.98        $3.98        $3.85
--------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.13          $0.26        $0.24        $0.25        $0.07
  Net realized and unrealized gain (loss) on
  investments and foreign currency                 (0.21)          0.10        (0.11)        0.03(g)      0.13(g)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                  $(0.08)         $0.36        $0.13        $0.28        $0.20
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.14)        $(0.26)      $(0.28)      $(0.28)      $(0.07)
--------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $--          $0.00(w)     $0.00(w)     $0.00(w)       $--
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $3.71          $3.93        $3.83        $3.98        $3.98
--------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                            (2.26)(n)       9.91         3.45         7.37         5.32(n)
--------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.35(a)        1.44         1.46         1.49         1.43(a)
Expenses after expense reductions (f)               1.31(a)        1.34         1.42         1.49          N/A
Net investment income                               6.68(a)        6.71         6.61         6.58         7.07(a)
Portfolio turnover                                    40             89           51           68           81
Net assets at end of period (000 Omitted)         $2,711         $2,406       $1,212         $246          $42
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS           YEARS ENDED 1/31
                                                   ENDED         -------------------
CLASS R4                                         7/31/07           2007      2006(i)
                                             (UNAUDITED)
Net asset value, beginning of period               $3.92          $3.82        $3.88
------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------
  Net investment income (d)                        $0.14          $0.27        $0.21
  Net realized and unrealized gain (loss)
  on investments and foreign currency              (0.22)          0.10        (0.02)(g)
------------------------------------------------------------------------------------
Total from investment operations                  $(0.08)         $0.37        $0.19
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------
  From net investment income                      $(0.14)        $(0.27)      $(0.25)
------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $--          $0.00(w)     $0.00(w)
------------------------------------------------------------------------------------
Net asset value, end of period                     $3.70          $3.92        $3.82
------------------------------------------------------------------------------------
Total return (%) (r)(s)                            (2.15)(n)      10.18         4.94(n)
------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.07(a)        1.07         1.15(a)
Expenses after expense reductions (f)               1.07(a)        1.07         1.15(a)
Net investment income                               6.89(a)        6.90         6.73(a)
Portfolio turnover                                    40             89           51
Net assets at end of period (000 Omitted)         $7,586         $5,143         $393
------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS           YEARS ENDED 1/31
                                                   ENDED         -------------------
CLASS R5                                         7/31/07           2007      2006(i)
                                             (UNAUDITED)
Net asset value, beginning of period               $3.92          $3.82        $3.88
------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------
  Net investment income (d)                        $0.14          $0.28        $0.23
  Net realized and unrealized gain (loss)
  on investments and foreign currency              (0.21)          0.11        (0.03)(g)
------------------------------------------------------------------------------------
Total from investment operations                  $(0.07)         $0.39        $0.20
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------
  From net investment income                      $(0.15)        $(0.29)      $(0.26)
------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $--          $0.00(w)     $0.00(w)
------------------------------------------------------------------------------------
Net asset value, end of period                     $3.70          $3.92        $3.82
------------------------------------------------------------------------------------
Total return (%) (r)(s)                            (2.00)(n)      10.52         5.20(n)
------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------
Expenses before expense reductions (f)              0.76(a)        0.80         0.80(a)
Expenses after expense reductions (f)               0.76(a)        0.80         0.80(a)
Net investment income                               7.25(a)        7.29         7.11(a)
Portfolio turnover                                    40             89           51
Net assets at end of period (000 Omitted)            $57            $58          $53
------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                             YEARS ENDED 1/31
                                                   ENDED         --------------------------------------------------------
CLASS 529A                                       7/31/07           2007         2006         2005         2004    2003(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $3.92          $3.82        $3.98        $3.98        $3.52      $3.42
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.13          $0.26        $0.26        $0.27        $0.28      $0.13
  Net realized and unrealized gain (loss)
  on investments and foreign currency              (0.21)          0.11        (0.14)        0.02(g)      0.47       0.13(g)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $(0.08)         $0.37        $0.12        $0.29        $0.75      $0.26
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.14)        $(0.27)      $(0.28)      $(0.29)      $(0.29)    $(0.16)
-------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $--          $0.00(w)     $0.00(w)     $0.00(w)       $--        $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $3.70          $3.92        $3.82        $3.98        $3.98      $3.52
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         (2.24)(n)       9.97         3.30         7.53        22.16       7.70(n)
-------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.26(a)        1.30         1.32         1.29         1.30       1.30(a)
Expenses after expense reductions (f)               1.26(a)        1.30         1.32         1.29          N/A        N/A
Net investment income                               6.74(a)        6.78         6.65         6.97         7.42       8.66(a)
Portfolio turnover                                    40             89           51           68           81         80
Net assets at end of period (000 Omitted)           $871           $854         $776         $768         $406        $53
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                              SIX MONTHS                               YEARS ENDED 1/31
                                                   ENDED         -----------------------------------------------------------
CLASS 529B                                       7/31/07           2007         2006         2005            2004    2003(i)
                                             (UNAUDITED)
Net asset value, beginning of period               $3.92          $3.82        $3.97        $3.98           $3.52      $3.42
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.12          $0.23        $0.23        $0.25           $0.25      $0.11
  Net realized and unrealized gain (loss)
  on investments and foreign currency              (0.22)          0.11        (0.12)        0.00(g)(w)      0.48       0.14(g)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $(0.10)         $0.34        $0.11        $0.25           $0.73      $0.25
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.12)        $(0.24)      $(0.26)      $(0.26)         $(0.27)    $(0.15)
----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $--          $0.00(w)     $0.00(w)     $0.00(w)          $--        $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $3.70          $3.92        $3.82        $3.97           $3.98      $3.52
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         (2.56)(n)       9.26         2.89         6.57           21.39       7.35(n)
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.91(a)        1.95         1.96         2.01            1.95       1.95(a)
Expenses after expense reductions (f)               1.91(a)        1.95         1.96         2.01             N/A        N/A
Net investment income                               6.10(a)        6.13         6.00         6.29            6.80       8.37(a)
Portfolio turnover                                    40             89           51           68              81         80
Net assets at end of period (000 Omitted)           $222           $202         $157         $139            $119        $31
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                             YEARS ENDED 1/31
                                                   ENDED         --------------------------------------------------------
CLASS 529C                                       7/31/07           2007         2006         2005         2004    2003(i)
                                             (UNAUDITED)
Net asset value, beginning of period               $3.93          $3.83        $3.99        $3.99        $3.53      $3.43
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.13          $0.23        $0.23        $0.25        $0.26      $0.13
  Net realized and unrealized gain (loss)
  on investments and foreign currency              (0.23)          0.11        (0.13)        0.01(g)      0.47       0.12(g)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $(0.10)         $0.34        $0.10        $0.26        $0.73      $0.25
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.12)        $(0.24)      $(0.26)      $(0.26)      $(0.27)    $(0.15)
-------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $--          $0.00(w)     $0.00(w)     $0.00(w)       $--        $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $3.71          $3.93        $3.83        $3.99        $3.99      $3.53
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         (2.55)(n)       9.26         2.64         6.84        21.35       7.33(n)
-------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.91(a)        1.95         1.96         1.97         1.95       1.95(a)
Expenses after expense reductions (f)               1.91(a)        1.95         1.96         1.97          N/A        N/A
Net investment income                               6.20(a)        6.13         6.00         6.31         6.79       8.05(a)
Portfolio turnover                                    40             89           51           68           81         80
Net assets at end of period (000 Omitted)           $353           $500         $417         $347         $189        $43
-------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS High Income Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds a credit default swap in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - The fund charged a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Effective December 1, 2006, the fund no longer charges a redemption fee. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex- dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                               1/31/07

          Ordinary income (including any
          short-term capital gains)                         $88,555,797

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 7/31/07

          Cost of investments                            $1,132,360,241
          -------------------------------------------------------------
          Gross appreciation                                 $6,976,885
          Gross depreciation                                (55,929,110)
          -------------------------------------------------------------
          Net unrealized appreciation (depreciation)       $(48,952,225)

          AS OF 1/31/07

          Undistributed ordinary income                      $7,490,764
          Capital loss carryforwards                       (414,691,473)
          Post-October capital loss deferral                 (2,530,560)
          Other temporary differences                        (6,707,798)
          Net unrealized appreciation (depreciation)         27,733,739

The aggregate cost above includes prior fiscal year end tax adjustments.

As of January 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              1/31/08                              $(10,853,391)
              1/31/09                               (24,778,024)
              1/31/10                              (137,538,425)
              1/31/11                              (159,064,624)
              1/31/13                               (19,406,719)
              1/31/14                               (20,012,633)
              1/31/15                               (43,037,657)
              -------------------------------------------------
                                                  $(414,691,473)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.4 billion of average daily net assets          0.46%
          Average daily net assets in excess of $1.4 billion      0.44%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.39% of the fund's average daily net assets in excess of $1.4 billion for the period March 1, 2004 through February 28, 2009. For the six months ended July 31, 2007, the fund's average daily net assets did not exceed $1.4 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended July 31, 2007 was equivalent to an annual effective rate of 0.46% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $33,029 and $485 for the six months ended July 31, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                TOTAL          ANNUAL       DISTRIBUTION
                       DISTRIBUTION        SERVICE       DISTRIBUTION       EFFECTIVE        AND SERVICE
                           FEE RATE       FEE RATE            PLAN(d)         RATE(e)                FEE

Class A                       0.10%          0.25%              0.35%           0.30%           $991,700
Class B                       0.75%          0.25%              1.00%           1.00%            877,007
Class C                       0.75%          0.25%              1.00%           1.00%            440,227
Class R                       0.25%          0.25%              0.50%           0.50%             11,402
Class R1                      0.50%          0.25%              0.75%           0.75%              1,898
Class R2                      0.25%          0.25%              0.50%           0.50%              1,078
Class R3                      0.25%          0.25%              0.50%           0.50%              6,606
Class R4                         --          0.25%              0.25%           0.25%              8,416
Class 529A                    0.25%          0.25%              0.50%           0.35%              1,541
Class 529B                    0.75%          0.25%              1.00%           1.00%              1,143
Class 529C                    0.75%          0.25%              1.00%           1.00%              2,408
--------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                           $2,343,426

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2007 based on each class' average daily net assets. Assets attributable to
    Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. 0.05% of the Class A and 0.10% of the Class 529A distribution fee is currently being paid by the fund.
    Payment of the remaining 0.05% of the Class A and 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2007, were as follows:

                                                   AMOUNT

              Class A                              $3,524
              Class B                            $164,356
              Class C                              $2,983
              Class 529B                              $11
              Class 529C                              $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007. Program manager fees for the six months ended July 31, 2007, were as follows:

                                                   AMOUNT

              Class 529A                           $1,101
              Class 529B                              286
              Class 529C                              602
              -------------------------------------------
              Total Program Manager Fees           $1,989

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2007, the fee was $310,635, which equated to 0.0520% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $481,209. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended July 31, 2007, these costs for the fund amounted to $75,399 and are reflected in the shareholder servicing costs on the Statement of Operations.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended July 31, 2007 was equivalent to an annual effective rate of 0.0180% of the fund average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended July 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                               BEGINNING OF                    ANNUAL
                             PERIOD THROUGH    EFFECTIVE    EFFECTIVE     TOTAL
                                    3/31/07      4/01/07      RATE(g)    AMOUNT

Class R1                              0.45%        0.35%        0.35%      $953
Class R2                              0.40%        0.25%        0.25%       651
Class R3                              0.25%        0.15%        0.15%     2,395
Class R4                              0.15%        0.15%        0.15%     5,050
Class R5                              0.10%        0.10%        0.10%        29
-------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                   $9,078

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the six months ended July 31, 2007, the waiver amounted to $592 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $3,790. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $1,979. Both amounts are included in independent trustees' compensation for the six months ended July 31, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $132,702 at July 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended July 31, 2007, the fee paid to Tarantino LLC was $4,502. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,977, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on these investments is included in income distributions from affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $458,313,841 and $502,279,451, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             SIX MONTHS ENDED                     YEAR ENDED
                                                 7/31/07                            1/31/07
                                         SHARES           AMOUNT           SHARES            AMOUNT
Shares sold
  Class A                              17,362,481       $68,163,766       30,193,322      $115,720,298
  Class B                               1,143,762         4,476,521        3,834,252        14,694,024
  Class C                               1,200,155         4,720,156        3,267,356        12,574,521
  Class I                               4,928,807        19,142,620       10,406,564        39,870,984
  Class R                                 149,156           586,750          404,231         1,551,092
  Class R1                                122,867           484,905           55,801           217,031
  Class R2                                 77,779           307,569           80,563           309,260
  Class R3                                449,142         1,771,674          655,237         2,547,647
  Class R4                              1,764,134         6,950,082        1,650,795         6,370,935
  Class R5                                     26                77               --                --
  Class 529A                               17,577            67,987           37,684           144,149
  Class 529B                                9,197            36,104            7,907            30,301
  Class 529C                                8,273            32,657           24,449            94,085
------------------------------------------------------------------------------------------------------
                                       27,233,356      $106,740,868       50,618,161      $194,124,327

Shares issued to shareholders in
reinvestment of distributions
  Class A                               3,969,883       $15,635,914        8,226,268       $31,535,651
  Class B                                 845,294         3,340,649        2,239,856         8,607,206
  Class C                                 439,677         1,740,416          987,760         3,805,122
  Class I                               2,358,900         9,282,075        4,892,417        18,744,576
  Class R                                  39,835           157,160           93,359           358,400
  Class R1                                  3,609            14,252            4,498            17,306
  Class R2                                  3,472            13,698            6,105            23,481
  Class R3                                 20,841            82,228           32,016           122,910
  Class R4                                 54,319           213,663           48,637           187,177
  Class R5                                    541             2,132            1,060             4,063
  Class 529A                                7,541            29,672           14,324            54,911
  Class 529B                                1,745             6,866            2,879            11,044
  Class 529C                                3,860            15,250            7,434            28,580
------------------------------------------------------------------------------------------------------
                                        7,749,517       $30,533,975       16,556,613       $63,500,427

Shares reacquired
  Class A                             (30,096,916)    $(117,407,524)     (51,316,296)    $(195,796,223)
  Class B                             (11,616,794)      (45,688,823)     (28,313,819)     (108,462,463)
  Class C                              (3,530,889)      (13,883,705)      (9,060,985)      (34,733,775)
  Class I                                (605,151)       (2,380,398)     (13,051,235)      (50,482,839)
  Class R                                (423,600)       (1,662,869)        (622,632)       (2,390,931)
  Class R1                                (51,118)         (203,054)         (28,705)         (111,903)
  Class R2                                (82,582)         (327,310)         (41,724)         (161,038)
  Class R3                               (351,278)       (1,387,127)        (391,110)       (1,531,661)
  Class R4                             (1,080,582)       (4,245,139)        (490,792)       (1,916,957)
  Class 529A                               (7,819)          (29,937)         (37,189)         (142,863)
  Class 529B                               (2,429)           (9,626)            (411)           (1,578)
  Class 529C                              (44,122)         (171,573)         (13,692)          (52,438)
------------------------------------------------------------------------------------------------------
                                      (47,893,280)    $(187,397,085)    (103,368,590)    $(395,784,669)

Net change
  Class A                              (8,764,552)     $(33,607,844)     (12,896,706)     $(48,540,274)
  Class B                              (9,627,738)      (37,871,653)     (22,239,711)      (85,161,233)
  Class C                              (1,891,057)       (7,423,133)      (4,805,869)      (18,354,132)
  Class I                               6,682,556        26,044,297        2,247,746         8,132,721
  Class R                                (234,609)         (918,959)        (125,042)         (481,439)
  Class R1                                 75,358           296,103           31,594           122,434
  Class R2                                 (1,331)           (6,043)          44,944           171,703
  Class R3                                118,705           466,775          296,143         1,138,896
  Class R4                                737,871         2,918,606        1,208,640         4,641,155
  Class R5                                    567             2,209            1,060             4,063
  Class 529A                               17,299            67,722           14,819            56,197
  Class 529B                                8,513            33,344           10,375            39,767
  Class 529C                              (31,989)         (123,666)          18,191            70,227
------------------------------------------------------------------------------------------------------
                                      (12,910,407)     $(50,122,242)     (36,193,816)    $(138,159,915)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 10% and 12%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2020 Fund and the MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended July 31, 2007, the fund's commitment fee and interest expense were $3,853 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended July 31, 2007, is set forth below:

                          BEGINNING    ACQUISITIONS   DISPOSITIONS        ENDING
                         SHARES/PAR      SHARES/PAR     SHARES/PAR    SHARES/PAR
AFFILIATE                    AMOUNT          AMOUNT         AMOUNT        AMOUNT

MFS Institutional
Money Market Portfolio           --     253,296,666   (216,882,776)   36,413,890

                                       CAPITAL GAIN
                                      DISTRIBUTIONS
                                               FROM
                           REALIZED      UNDERLYING       DIVIDEND        ENDING
AFFILIATE               GAIN (LOSS)           FUNDS         INCOME         VALUE

MFS Institutional
Money Market Portfolio           --              --       $823,438   $36,413,890

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In addition to considering the performance information provided in connection with the contract review meetings, the independent Trustees noted that, in light of the Fund's substandard relative performance at the time of their contract review meetings in 2006, they had met at each of their regular meetings since then with MFS' senior investment management personnel to discuss the Fund's performance and MFS' efforts to improve the Fund's performance. The independent Trustees further noted that the Fund's relative performance for the three-year period ended December 31, 2006 had improved in comparison to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction on average daily net assets over $1.4 billion, which is in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund's advisory fee rate on average daily net assets over $1.4 billion and that the advisory fee rate associated with such breakpoint is reduced during the period in which the advisory fee reduction described above is in effect. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2007 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                    Public Reference Room
                    Securities and Exchange Commission
                    100 F Street, NE, Room 1580
                    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

MFS(R) MUNICIPAL HIGH INCOME FUND

LETTER FROM THE CEO                                      1
-----------------------------------------------------------
PORTFOLIO COMPOSITION                                    2
-----------------------------------------------------------
EXPENSE TABLE                                            3
-----------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                 5
-----------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                     43
-----------------------------------------------------------
STATEMENT OF OPERATIONS                                 45
-----------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                     46
-----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                    47
-----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                           51
-----------------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                                      61
-----------------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                             65
-----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                          65
-----------------------------------------------------------
CONTACT INFORMATION                             BACK COVER
-----------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                         7/31/07
                                                                         MMH-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. But the Dow's upward rise has not been without hiccups. After hitting new records in July 2007, the Dow lost 8% in the following weeks as a crisis swept global credit markets. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    September 14, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Bonds                                     104.4%
              Cash & Other Net Assets                    (4.4)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals             23.0%
              ------------------------------------------------
              Healthcare Revenue - Long Term Care        11.4%
              ------------------------------------------------
              Tax Assessment                              8.2%
              ------------------------------------------------
              Industrial Revenue - Airlines               5.8%
              ------------------------------------------------
              Tobacco                                     5.0%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        20.1%
              ------------------------------------------------
              AA                                          3.0%
              ------------------------------------------------
              A                                           5.7%
              ------------------------------------------------
              BBB                                        21.8%
              ------------------------------------------------
              BB                                          6.5%
              ------------------------------------------------
              B                                           7.9%
              ------------------------------------------------
              CCC                                         1.6%
              ------------------------------------------------
              CC (o)                                      0.0%
              ------------------------------------------------
              Not Rated                                  33.4%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      6.8
              ------------------------------------------------
              Average Life (i)(m)                    16.6 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                19.6 yrs.
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)              A-
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o) Less than 0.1%.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 07/31/07.

From time to time "Cash & Other Net Assets" may be negative due to the timing of cash receipts and/or equivalent exposure from derivative holdings.

Percentages are based on net assets as of 07/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
February 1, 2007 through July 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2007 through July 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------
                                                                   Expenses
                                         Beginning     Ending    Paid During
                            Annualized    Account     Account     Period (p)
  Share                       Expense      Value       Value       2/01/07-
  Class                        Ratio      2/01/07     7/31/07      7/31/07
----------------------------------------------------------------------------
         Actual                0.77%     $1,000.00   $1,010.10       $3.84
    A    -------------------------------------------------------------------
         Hypothetical (h)      0.77%     $1,000.00   $1,020.98       $3.86
----------------------------------------------------------------------------
         Actual                1.55%     $1,000.00   $1,005.10       $7.71
    B    -------------------------------------------------------------------
         Hypothetical (h)      1.55%     $1,000.00   $1,017.11       $7.75
----------------------------------------------------------------------------
         Actual                1.77%     $1,000.00   $1,005.10       $8.80
    C    -------------------------------------------------------------------
         Hypothetical (h)      1.77%     $1,000.00   $1,016.02       $8.85
----------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.


PORTFOLIO OF INVESTMENTS
7/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned byyour fund. It is categorized by broad-based asset classes.

Municipal Bonds - 101.5%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                               SHARES/PAR       VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Branson, MO, Regional Airport Transportation Development District Airport Rev., "B", 6%, 2025       $ 1,200,000    $    1,170,384
Branson, MO, Regional Airport Transportation Development District Airport Rev., "B", 6%, 2037           300,000           296,691
Branson, MO, Regional Airport Transportation Development District Airport Rev., "B", 6%, 2037         2,480,000         2,402,897
Chicago, IL, O'Hare International Airport Rev. (Third Lien Passenger Facility B),
FSA, 5.75%, 2022 (u)                                                                                 12,500,000        13,440,500
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A", MBIA, 5%, 2029                       4,270,000         4,408,903
Denver, CO, City & County Airport Rev., AMBAC, 6%, 2017 (u)                                           5,000,000         5,268,250
Miami-Dade County, FL, Aviation Rev., "A", CIFG, 5%, 2038                                             2,195,000         2,221,252
New York, NY, City Industrial Development Agency, Special Facilities Rev.
(Terminal One Group), 5.5%, 2024                                                                        850,000           899,181
                                                                                                                   --------------
                                                                                                                   $   30,108,058
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.375%, 2011 (c)(u)                                                  $ 4,000,000    $    4,245,720
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027                                     1,165,000         1,227,642
Cranston, RI, FGIC, 6.375%, 2009 (c)                                                                    855,000           911,858
Delaware County, OH, 6.25%, 2010 (c)                                                                  1,000,000         1,085,650
Florida Department of Transportation, 5%, 2017 (u)                                                    4,600,000         4,730,594
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023                                    5,945,000         2,668,829
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025                                    6,000,000         2,413,500
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018                                                   720,000           734,062
Los Angeles, CA, FGIC, 5.25%, 2015 (u)                                                               10,620,000        11,612,651
New York, NY, "H", FGIC, 6.125%, 2025                                                                 6,790,000         6,857,900
New York, NY, "I-1", 5%, 2025                                                                         6,000,000         6,239,040
New York, NY, "M", 5%, 2035                                                                          11,200,000        11,500,384
Texas Department of Transportation, 7%, 2012                                                            119,167           119,169
Washington Motor Vehicle Fuel Tax, "B", FSA, 5%, 2024                                                 9,850,000        10,281,036
West Warwick, RI, 7.45%, 2013                                                                           365,000           372,942
                                                                                                                   --------------
                                                                                                                   $   65,000,977
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Bergen County, NJ, Improvement Authority School District Rev.
(Township of Wyckoff Board of Education), 5%, 2032                                                  $   540,000    $      560,493
Birmingham, AL, "B", 5.75%, 2009 (c)                                                                     90,000            93,987
Mississippi Development Bank Special Obligation (Greenville Board), 5%, 2027                          1,750,000         1,702,068
                                                                                                                   --------------
                                                                                                                   $    2,356,548
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Aledo, TX, Independent School District, School Building, "A", PSF, 5.125%, 2033                     $ 2,815,000    $    2,913,581
Celina, TX, Independent School District, School Building, PSF, 5%, 2037                               5,925,000         6,098,484
Chicago, IL, Board of Education, FGIC, 5.25%, 2020 (u)                                               15,820,000        17,365,456
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031                               1,700,000           500,480
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034                               1,285,000           320,749
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036                               1,715,000           383,920
Florida Board of Education, FGIC, 5.25%, 2012 (u)                                                     3,000,000         3,177,840
Florida Board of Education, FGIC, 5.25%, 2013 (u)                                                    10,000,000        10,681,000
Forsyth County, GA, School District, 6%, 2010 (c)                                                     1,700,000         1,819,578
Fort Bend, TX, Independent School District, "A", PSF, 5.25%, 2027                                     2,825,000         2,979,330
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026                          3,495,000         1,369,656
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)                                               1,255,000         1,356,178
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)                                                 1,355,000         1,469,606
Lake County, IL, FGIC, 6%, 2008 (c)                                                                   2,500,000         2,573,350
Leander, TX, Independent School District, PSF, 0%, 2029                                               7,310,000         2,178,453
Leander, TX, Independent School District, PSF, 0%, 2030                                               6,480,000         1,818,806
Leander, TX, Independent School District, Capital Appreciation, Refunding, School Building,
FGIC, 0%, 2026                                                                                        3,780,000         1,438,933
Leander, TX, Independent School District, Capital Appreciation, Refunding, School Building,
FGIC, 0%, 2031                                                                                        3,820,000         1,081,748
McHenry & Lake County, IL, FSA, 6.125%, 2010 (c)                                                      1,700,000         1,793,211
Pasadena, TX, Independent School District, School Building, 4.75%, 2036                               3,000,000         2,999,940
Prosper, TX, Independent School District, Capital Appreciation, School Building,
"N", PSF, 0%, 2031                                                                                    2,595,000           747,438
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027                           2,960,000         1,088,185
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029                           2,995,000           984,936
San Jose Evergreen, CA, Community College District, Election 2004, "A", MBIA, 0%, 2028                3,260,000         1,107,520
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030                           2,205,000           709,922
Snyder, TX, Independent School District, School Building, AMBAC, 5.25%, 2030                          2,150,000         2,267,476
State Public School Building Authority, PA, School Rev. (Haverford Township Project),
XLCA, 5%, 2027                                                                                        2,670,000         2,785,664
White Settlement, TX, Independent School District, School Building, PSF, 0%, 2033                     8,965,000         2,321,307
                                                                                                                   --------------
                                                                                                                   $   76,332,747
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 22.7%
---------------------------------------------------------------------------------------------------------------------------------
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev.
(Russell Hospital Corp.), "A", 5.75%, 2036                                                          $ 1,900,000    $    1,955,081
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems),
"B", 6.75%, 2010 (c)                                                                                  1,200,000         1,290,048
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
9.25%, 2010 (c)                                                                                       6,100,000         7,209,712
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
5.375%, 2040                                                                                          2,965,000         2,873,233
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
"A", 5%, 2028                                                                                         1,465,000         1,364,970
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
"B", 9.25%, 2010 (c)                                                                                  3,360,000         3,971,251
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center),
7.25%, 2010 (c)                                                                                       2,500,000         2,700,950
Athens County, OH, Hospital Facilities Rev. (O'Bleness Memorial Hospital), "A", 7.125%, 2033          2,500,000         2,668,000
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital), 5.75%, 2008 (c)       1,600,000         1,651,616
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.),
"A", 8.25%, 2010 (c)                                                                                  2,500,000         2,860,575
California Statewide Communities Development Authority Rev. (Valleycare Health Systems),
"A", 5.125%, 2031                                                                                       300,000           290,937
California Statewide Communities Development Authority Rev. (Valleycare Health Systems),
"A", 5%, 2022                                                                                           600,000           586,398
California Valley Health Systems, COP, 6.875%, 2023                                                   2,050,000         2,052,337
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.35%, 2017                                                           1,070,000         1,086,253
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.4%, 2029                                                            3,360,000         3,388,291
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "A", 6%, 2013               1,560,000         1,554,353
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "B", 6.35%, 2013            1,095,000         1,119,276
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital),
"A", 6.75%, 2031                                                                                      2,500,000         2,671,400
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023          900,000           954,351
Clinton County, Mo, Industrial Development Authority Health Facilities Rev.,
(Camerone Regional Medical Center), 5%, 2032                                                          2,000,000         1,926,180
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026             110,000           108,517
Colorado Health Facilities Authority Rev. (Parkview Medical Center, Inc.), 6.5%, 2020                   770,000           827,650
Colorado Health Facilities Authority Rev. (Parkview Medical Center, Inc.), 5%, 2025                   1,000,000         1,011,890
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
6.625%, 2011 (c)                                                                                      2,200,000         2,460,260
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025                            1,165,000         1,214,128
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                              5,020,000         5,441,831
Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2008 (c)                                   3,700,000         3,812,184
Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2008 (c)                                     950,000           978,804
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2011(c)                                          750,000           811,493
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), "A", 4.875%, 2027            4,725,000         4,412,536
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025                     750,000           771,315
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031                     865,000           901,529
Genesee County, NY, Industrial Development Agency Civic Facility Rev.
(United Memorial Medical Center), 5%, 2027                                                              700,000           668,976
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group),
7.125%, 2010 (c)                                                                                      2,250,000         2,422,733
Hermann, MO, Hospital Rev., 5.15%, 2036                                                               3,920,000         3,760,809
Highlands County, FL, Health Facilities Authority Rev. (Adventist Health Systems),
"C", 5.25%, 2036                                                                                      3,735,000         3,775,712
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
6%, 2011 (c)                                                                                          3,000,000         3,269,040
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031                                        2,090,000         2,050,227
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                            2,500,000         2,553,200
Indiana Health & Educational Facilities Hospital Rev. (Community Foundation Northwest),
5.5%, 2037                                                                                            4,975,000         5,022,710
Indiana Health Facilities Authority Hosp Rev. (Refunding-Community), "A", 6.375%, 2011 (c)              360,000           396,169
Indiana Health Facilities Authority Hosp Rev. (Refunding-Community), "A", 6.375%, 2021                2,940,000         3,127,631
Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian Health), "A", 5%, 2039          1,155,000         1,151,339
Indiana Health Facilities Financing Authority, Hospital Rev. (Community Foundation),
"A", 6.375%, 2011 (c)                                                                                 6,785,000         7,466,689
Indiana Health Facilities Financing Authority, Hospital Rev. (Community Foundation),
"A", 6.375%, 2031                                                                                     2,165,000         2,286,457
Indiana Health Facilities Financing Authority, Hospital Rev. (Community Hospital),
"A", AMBAC, 5%, 2035                                                                                  5,220,000         5,350,970
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031       3,750,000         3,956,925
Johnson City, TN, Health & Educational Facilities, Hospital Rev. (Mountain States Health),
"A", 5.5%, 2036                                                                                       1,095,000         1,132,340
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems),
5.5%, 2029                                                                                            1,290,000         1,323,656
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems),
5.75%, 2035                                                                                           1,395,000         1,469,214
Kentucky Economic Development Finance Authority (Norton Healthcare), "A", 6.5%, 2010 (c)              1,965,000         2,140,789
Kentucky Economic Development Finance Authority (Norton Healthcare), "A", 6.625%, 2010 (c)            1,565,000         1,710,780
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), "A", 6.5%, 2020      3,035,000         3,230,758
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare),
"A", 6.625%, 2028                                                                                       435,000           463,319
Knox County, TN, Health, Educational & Housing Facilities Board Rev. (Covenant Health),
"A", 0%, 2039                                                                                         5,000,000           917,900
Knox County, TN, Health, Educational & Housing Facilities Board Rev.
(University Health Systems, Inc.), 5.25%, 2027                                                        2,025,000         2,038,588
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(Baptist Health Systems), 6.5%, 2031                                                                  7,100,000         7,323,650
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(Covenant Health), "A", 0%, 2035                                                                      3,795,000           873,799
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(Covenant Health), "A", 0%, 2037                                                                      1,625,000           334,230
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(Covenant Health), "A", 0%, 2036                                                                      2,490,000           541,924
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
(University Health Systems, Inc.), 5.25%, 2036                                                        2,700,000         2,705,886
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas), 5.7%, 2008 (c)             3,305,000         3,402,927
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2025      2,050,000         2,111,808
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital),
5.875%, 2034                                                                                          4,345,000         4,479,000
Madison County, ID, Hospital Rev., COP, 5.25%, 2037                                                   2,640,000         2,592,876
Maple Grove, MN, Health Care Systems Rev. (Maple Grove Hospital Corp.), 5.25%, 2037                   3,175,000         3,237,833
Maryland Health & Higher Educational Facilities Authority Rev.
(University of Maryland Medical System), 6.75%, 2010 (c)                                              1,000,000         1,089,780
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "A", 5.7%, 2015       3,500,000         3,573,115
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B", 6.5%, 2012       1,500,000         1,614,615
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), "D", 5.25%, 2018      4,600,000         4,610,258
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital),
"D", 6.35%, 2012 (c)                                                                                  1,450,000         1,619,070
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional Hospital),
"C", 6.625%, 2018                                                                                     1,405,000         1,420,764
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire Health),
"B", 6.375%, 2034                                                                                       760,000           797,316
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center),
"A", 6%, 2023                                                                                        12,530,000        12,553,556
Massachusetts Health & Educational Facilities Authority Rev.
(University of Massachusetts Memorial Hospital), "C", 6.5%, 2021                                        500,000           532,520
Mecosta County, MI, General Hospital Rev., 6%, 2018                                                   1,200,000         1,224,312
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029           2,490,000         2,775,528
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019       3,505,000         3,809,620
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.875%, 2021                   1,000,000         1,037,150
Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation, Inc.),
5.375%, 2008 (c)                                                                                        700,000           723,282
Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation, Inc.),
5.625%, 2008 (c)                                                                                        250,000           258,870
Mississippi Development Bank Special Obligation (Covington Hospital Nursing Home),
"A", AMBAC, 5%, 2031                                                                                    500,000           514,465
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital),
"A", 5%, 2030                                                                                         1,325,000         1,317,792
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.),
5.375%, 2026                                                                                          1,720,000         1,762,364
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.),
5.5%, 2035                                                                                            3,225,000         3,307,463
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev.
(Highland Hospital of Rochester), 5%, 2025                                                              185,000           185,725
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic),
5.25%, 2031                                                                                           1,915,000         1,918,849
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
"A-2", 0%, to 2007, 5% to2014 (c)                                                                     5,100,000         5,308,539
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
"C", 5.25%, 2014 (c)                                                                                  2,240,000         2,412,323
Neosho County, KS, Hospital Authority Rev., "A", 5.05%, 2026                                          1,075,000         1,057,886
Neosho County, KS, Hospital Authority Rev., "A", 5.15%, 2031                                            770,000           755,285
Neosho County, KS, Hospital Authority Rev., "B", 5%, 2022                                             2,000,000         1,948,280
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center),
"A", 6.125%, 2012 (c)                                                                                 1,320,000         1,459,735
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center),
"A", 6.125%, 2032                                                                                       180,000           191,498
New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health), 6.5%, 2017            3,715,000         4,042,737
New Hampshire Higher Educational & Health Facilities Authority Rev.
(Littleton Regional Hospital), "A", 5.9%, 2018                                                        1,750,000         1,782,585
New Hampshire Higher Educational & Health Facilities Authority Rev.
(Littleton Regional Hospital), "B", 5%, 2008                                                            160,000           159,826
New Jersey Health Care Facilities, Financing Authority Rev. (Children's Specialized Hospital),
"A", 5.5%, 2030                                                                                         755,000           776,850
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center),
6.625%, 2031                                                                                          1,115,000         1,190,285
New Jersey Health Care Facilities, Financing Authority Rev. (Saint Barnabas Health)
Capital Appreciation, "B", 0%, 2036                                                                   4,305,000           838,313
New Jersey Health Care Facilities, Financing Authority Rev. (Saint Barnabas Health)
Capital Appreciation, "B", 0%, 2038                                                                  22,690,000         3,921,967
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter's University Hospital),
"A", 6.875%, 2030                                                                                     4,000,000         4,227,240
New Mexico State Hospital Equipment Loan Council, Hospital Rev.
(Rehoboth McKinley Christian Hospital), "A", 5.25%, 2026                                              1,580,000         1,515,726
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026        1,895,000         1,915,371
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health),
"C", 5.5%, 2026                                                                                       2,000,000         2,021,500
New York Dormitory Authority Rev., Non State Supported Debt (NYU Hospitals Center),
"A", 5%, 2026                                                                                         5,810,000         5,691,476
New York, NY, Industrial Development Agency, Civic Facilities Rev.
(Staten Island University Hospital), "A", 6.375%, 2031                                                  490,000           504,597
New York, NY, Industrial Development Agency, Civic Facilities Rev.
(Staten Island University Hospital), "B", 6.375%, 2031                                                1,450,000         1,493,196
New York, NY, Industrial Development Agency, Civic Facilities Rev.
(Staten Island University Hospital), "C", 6.45%, 2032                                                   920,000           956,478
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036                                            4,455,000         4,526,770
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013       5,000,000         4,884,150
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), "B", 6%, 2014                 2,400,000         2,592,648
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), "B", 6.6%, 2031               4,080,000         4,391,834
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023             480,000           536,582
Quincy, IL, Quincy Hospital Rev. (Blessing Hospital), 5%, 2029                                        6,185,000         6,127,108
Rhode Island Health & Education Building Corp. Rev., Hospital Financing
(Lifespan Obligated Group), 6.5%, 2012 (c)                                                            9,000,000        10,072,980
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014                 1,395,000         1,426,039
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027                   1,855,000         1,890,338
Salida, CO, Hospital District Rev., 5.25%, 2036                                                       3,845,000         3,827,659
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6%, 2012 (c)                                                                    450,000           492,701
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6%, 2012 (c)                                                                    750,000           821,168
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6%, 2012 (c)                                                                    745,000           815,693
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6%, 2012 (c)                                                                  1,255,000         1,374,087
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6.25%, 2012 (c)                                                                 750,000           829,725
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6.25%, 2012 (c)                                                               1,250,000         1,382,875
Sierra View, CA, Local Health Care District Rev., 5.4%, 2022                                          3,000,000         3,056,550
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
(Palmetto Health Alliance), 6.25%, 2031                                                               2,725,000         2,899,564
South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                      1,995,000         2,048,486
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.375%, 2015                      885,000           907,957
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.5%, 2020                      1,805,000         1,851,551
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.625%, 2029                    1,330,000         1,354,166
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.125%, 2036                    1,750,000         1,725,255
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center), 5.25%, 2018        3,500,000         3,476,900
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center), 5.375%, 2024       4,000,000         3,993,360
St. Genevieve County, MO, Hospital Rev., "B", 5%, 2026                                                1,000,000           963,630
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev.
(Ranken Jordan Project), 5%, 2027                                                                       675,000           665,300
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev.
(Ranken Jordan Project), 5%, 2035                                                                     1,300,000         1,261,416
St. Paul, MN, Housing & Redevelopment Hospital (Healtheast Project), 6%, 2035                         2,000,000         2,147,300
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Rev.
(Wellmont Health Systems Project), "C", 5.25%, 2036                                                   1,000,000         1,003,540
Sumner County, TN, Health, Educational & Housing Facilitiess Board Rev., "A", 5.5%, 2046              4,000,000         4,024,520
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020                4,500,000         4,679,865
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev.
(Wilson N. Jones Memorial Hospital), 7.2%, 2021                                                       4,300,000         4,406,210
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev.
(Wilson N. Jones Memorial Hospital), 7.25%, 2031                                                      2,000,000         2,046,900
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021                     3,150,000         3,360,231
University of Colorado, Hospital Authority Rev., "A", 5.25%, 2039                                       755,000           766,083
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031       1,900,000         2,029,409
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital), 5.45%, 2011                          1,175,000         1,186,069
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047                                 3,750,000         3,758,288
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)         2,000,000         2,215,700
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)        2,595,000         2,889,896
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center),
6.375%, 2031                                                                                          3,885,000         4,045,800
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032                               4,000,000         4,178,680
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024             810,000           828,727
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026                            4,500,000         4,709,340
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                         2,500,000         2,706,450
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
6.875%, 2030                                                                                          2,250,000         2,507,468
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
"B", 5.625%, 2029                                                                                     1,100,000         1,124,805
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), "A", 5.375%, 2034       1,510,000         1,533,194
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare),
5.25%, 2031                                                                                           5,625,000         5,617,238
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. John's Riverside Hospital), "A", 7.125%, 2031                                                    1,495,000         1,586,569
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. John's Riverside Hospital), "B", 6.8%, 2016                                                      1,365,000         1,440,594
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. John's Riverside Hospital), "B", 7.125%, 2031                                                    2,000,000         2,122,500
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. Joseph's Hospital), "A", 6.15%, 2015                                                             2,000,000         1,994,140
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev.
(St. Joseph's Hospital), "C", 6.2%, 2020                                                                250,000           248,520
                                                                                                                   --------------
                                                                                                                   $  386,390,848
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 11.3%
---------------------------------------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co., Retirement Facilities Rev.
(Sears Methodist Retirement), "A", 7%, 2033                                                         $ 1,155,000    $    1,235,665
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2033                          2,250,000         2,508,795
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.125%, 2016        1,415,000         1,365,716
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.5%, 2026          3,145,000         2,975,139
Bucks County, PA, Industrial Development Authority Rev. (Ann's Choice, Inc.), 6.125%, 2025            1,320,000         1,382,119
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.),
ETM, 10%, 2012 (c)                                                                                      480,000           559,507
Chartiers Valley, PA, Industrial & Commercial Development Authority
(Asbury Health Center Project), 5.75%, 2022                                                             500,000           509,750
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032              1,090,000         1,130,319
Colorado Health Facilities Authority Rev. (American Baptist Homes), "A", 5.9%, 2037                   2,730,000         2,730,000
Colorado Health Facilities Authority Rev. (Christian Living Communities Project),
"A", 5.75%, 2037                                                                                      3,355,000         3,405,929
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.),
"B", 6.125%, 2033                                                                                     1,500,000         1,593,090
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                          760,000           882,793
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), "A", 7.25%, 2035      1,965,000         2,282,485
Daphne, AL, Special Care Facilities Financing Authority (1st Mortgage Presbyterian),
0%, 2008 (c)                                                                                         29,975,000        28,811,071
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage Presbyterian),
0%, 2008 (c)                                                                                         48,475,000        13,231,736
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage Presbyterian),
0%, 2008 (c)                                                                                          4,500,000         4,323,060
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033                       600,000           602,454
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034                  1,020,000         1,058,230
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Project), "A", 5%, 2027      2,500,000         2,441,350
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Project),
"A", 5.125%, 2042                                                                                     2,500,000         2,426,750
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037      2,100,000         2,011,401
Hawaii Department of Budget & Finance, Special Purpose Rev.
(Kahala Nui Senior Living Community), 8%, 2033                                                        1,500,000         1,731,975
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willowbend),
"A", 5.625%, 2026                                                                                     1,500,000         1,520,895
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willowbend),
"A", 5.75%, 2036                                                                                      1,500,000         1,523,490
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Village at Gleannloch Farms),
"A", 5.5%, 2027                                                                                       1,150,000         1,166,158
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Village at Gleannloch Farms),
"A", 5.5%, 2037                                                                                       3,050,000         3,071,533
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority
(Redstone Village Project), 5.5%, 2028                                                                1,975,000         1,932,261
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority
(Redstone Village Project), 5.5%, 2043                                                                1,960,000         1,877,562
Illinois Finance Authority Rev. (Bond Anticipation Notes Tallgrass), 0%, 2012                           790,000           788,736
Illinois Finance Authority Rev. (Clare at Water Tower), "A", 6%, 2025                                 1,510,000         1,557,641
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), "A", 5.5%, 2027                       1,600,000         1,606,336
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), "A", 5.5%, 2037                       3,000,000         2,980,140
Illinois Finance Authority Rev. (Landing at Plymouth Place), "A", 6%, 2037                            1,510,000         1,559,770
Illinois Finance Authority Rev. (Montgomery Place), "A", 5.75%, 2038                                  1,730,000         1,771,658
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities),
"A", 5.55%, 2041                                                                                        770,000           750,357
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), 9.25%, 2011 (c)       3,900,000         4,681,287
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), "A", 5.5%, 2025       2,495,000         2,576,462
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), "B", 5.75%, 2018      2,520,000         2,584,210
James City County, VA, Economic Development, "A", 5.4%, 2027                                          2,180,000         2,158,898
James City County, VA, Economic Development, "A", 5.5%, 2037                                          3,375,000         3,335,749
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027                       750,000           751,350
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036                       2,200,000         2,216,346
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "C", 6.875%, 2012 (c)               1,250,000         1,419,975
Lenexa, KS, Health Care Facilities Rev. (Refining & Improvement), 5.375%, 2027                        1,580,000         1,596,037
Lenexa, KS, Health Care Facilities Rev. (Refining & Improvement), 5.5%, 2039                          2,605,000         2,638,188
Loves Park, IL (Hoosier Care), 7.125%, 2034                                                           1,870,000         1,913,253
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009 (c)                      1,395,000         1,457,942
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc. Facilities), "A", 5.5%, 2027        1,235,000         1,242,595
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc. Facilities), "A", 5.75%, 2035         310,000           316,485
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025                            6,635,000         6,698,961
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                   6,670,000         6,874,569
Montana Facility Finance Authority Rev. (Senior Living St. Johns Lutheran), "A", 6.125%, 2036         1,360,000         1,402,486
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036        3,805,000         3,945,671
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care),
6.125%, 2028                                                                                            750,000           784,088
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.25%, 2035                                                             1,490,000         1,556,022
New Jersey Economic Development Authority Rev. (Courthouse Convalescent Center), "A", 8.7%, 2014      1,350,000         1,358,964
New Jersey Economic Development Authority Rev. (Lions Gate), "A", 5.875%, 2037                          920,000           941,666
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036                  1,945,000         1,933,602
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036                         300,000           296,268
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027                    4,000,000         4,087,880
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community),
"A", 6%, 2025                                                                                           375,000           389,089
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community),
"A", 6.125%, 2035                                                                                       340,000           353,189
North Carolina Medical Care Commission, Health Care Facilities Rev.
(Presbyterian Homes), 5.4%, 2027                                                                      1,515,000         1,522,484
North Carolina Medical Care Commission, Health Care Facilities Rev.
(Presbyterian Homes), 5.5%, 2031                                                                        955,000           961,752
Olathe, KS, Senior Living Facilities Rev. (Catholic Care Campus, Inc.), "A", 6%, 2038                 1,700,000         1,781,124
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2032                785,000           773,343
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038              1,180,000         1,153,698
Sarasota County, FL, Health Facility Authority Rev. (Health Care Sarasota Manatee), 5.75%, 2037       1,790,000         1,742,583
Sarasota County, FL, Health Facility Authority Rev. (Health Care Sarasota Manatee), 5.75%, 2045         395,000           379,698
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027                                              2,950,000         2,875,749
Shelby County, TN, Health, Educational & Housing Facilities Board Rev.
(Germantown Village), 7.25%, 2034                                                                     2,470,000         2,520,981
South Carolina Jobs & Economic Development Authority, First Mortgage
(Lutheran Homes of South Carolina), 5.5%, 2028                                                          870,000           863,649
South Carolina Jobs & Economic Development Authority, First Mortgage
(Lutheran Homes of South Carolina), 5.625%, 2042                                                        550,000           544,313
St. Johns County, FL Industrial Development Authority (Bayview Project), "A", 5.25%, 2041             2,800,000         2,747,444
St. Joseph County, IN, Economic Development Rev. (Holy Cross Village at Notre Dame),
"A", 6%, 2038                                                                                           475,000           492,632
Sterling, IL (Hoosier Care), 7.125%, 2034                                                             1,310,000         1,338,964
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039      1,500,000         1,533,660
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev.
(Querencia Barton Creek), 5.5%, 2025                                                                  1,440,000       1,472,544
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev.
(Querencia Barton Creek), 5.65%, 2035                                                                 2,155,000         2,210,664
Washington State Housing Finance Commission Non-profit Rev. (Skyline at First Hill),
"A", 5.625%, 2027                                                                                       785,000           793,816
Washington State Housing Finance Commission Non-profit Rev. (Skyline at First Hill),
"A", 5.625%, 2038                                                                                     3,980,000         3,995,641
Washington, IA, Senior Housing Rev. (United Presbyterian Home of Washington), "A", 5.6%, 2036         1,615,000         1,558,556
                                                                                                                   --------------
                                                                                                                   $  192,080,398
---------------------------------------------------------------------------------------------------------------------------------
Human Services - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority Community Provider Rev.
(Boys & Girls Home of Alaska, Inc.), 5.875%, 2027                                                   $ 3,790,000    $    3,820,282
Alaska Industrial Development & Export Authority Community Provider Rev.
(Boys & Girls Home of Alaska, Inc.), 6%, 2036                                                         1,175,000         1,191,133
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)          1,420,000         1,519,641
Colorado Educational & Cultural Facilities Authority (Cerebral Palsy Project), "A", 6.25%, 2036         775,000           803,412
Lehigh County, PA, General Purpose Authority (Kidspeace Obligation Group), 6%, 2018                   3,550,000         3,575,560
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev.
(CDF Healthcare), "A", 7%, 2036                                                                       1,600,000         1,610,384
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev.
(CDF Healthcare), "C", 7%, 2036                                                                       1,270,000         1,242,149
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev.
(Westside Rehab Center Project), "A", 6.85%, 2036                                                     3,415,000         3,745,606
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev.
(Westside Rehab Center Project), "B", 6.5%, 2013                                                        300,000           307,857
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024                2,850,000         2,852,109
New Hampshire Higher Educational & Health Facilities Authority Rev. (Child & Family Services),
6.125%, 2009 (c)                                                                                      1,095,000         1,132,559
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled Program),
6.1%, 2012                                                                                            1,005,000         1,018,949
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities),
8.875%, 2021                                                                                          1,925,000         2,141,505
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031      2,185,000         2,433,653
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017             608,000           611,800
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019                                 1,250,000           951,825
                                                                                                                   --------------
                                                                                                                   $   28,958,424
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, TX (American Airlines, Inc.), 5.75%, 2029                               $ 7,590,000    $    7,598,425
Chicago, IL, O'Hare International Airport Special Facilities Rev., (American Airlines, Inc.),
5.5%, 2030                                                                                            7,860,000         7,657,841
Dallas Fort Worth, TX, International Airport Facility Improvement Corp.
(American Airlines, Inc.), 5.5%, 2030                                                                 4,325,000         4,181,497
Dallas Fort Worth, TX, International Airport Facility Improvement Corp.
(American Airlines, Inc.), "C", 6.15%, 2029                                                           4,050,000         4,063,649
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032                                 4,135,000         4,016,656
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032                                 3,460,000         3,578,090
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), "E", 6.75%, 2029           5,045,000         5,344,824
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C", 7%, 2012                               1,700,000         1,805,128
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C", 7.5%, 2024                             5,450,000         6,087,541
New Jersey Economic Development Authority, Special Facilities Rev.
(Continental Airlines, Inc.), 6.25%, 2019                                                             3,205,000         3,289,772
New Jersey Economic Development Authority, Special Facilities Rev.
(Continental Airlines, Inc.), 6.25%, 2029                                                             3,880,000         3,982,626
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031        3,935,000         4,648,455
New York, NY, City Industrial Development Agency, Special Facilities Rev.
(American Airlines, Inc.), 5.4%, 2020                                                                 1,250,000         1,221,563
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011            5,845,000         6,140,173
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025           27,460,000        32,195,477
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 7.25%, 2008            335,000           340,152
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 8%, 2012               950,000         1,020,224
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), "B", 5.65%, 2035                     120,000           120,996
                                                                                                                   --------------
                                                                                                                   $   97,293,089
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Power County, ID, Pollution Control Rev. (FMC Corp.), 5.625%, 2014                                  $ 1,000,000    $    1,021,620
Red River Authority, TX, Pollution Control Rev. (Celanese Project), "B", 6.7%, 2030                   5,380,000         5,792,269
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), 5.6%, 2035                              3,015,000         3,143,017
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024                                         115,000           115,680
                                                                                                                   --------------
                                                                                                                   $   10,072,586
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Browning Ferris, Inc.), "A", 5.8%, 2016                                                            $ 5,000,000    $    5,065,250
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.),
"A", 5%, 2033                                                                                         2,000,000         1,943,540
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018             540,000           570,067
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014        2,000,000         2,030,120
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), "B", 6.9%, 2029               1,700,000         1,783,708
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.),
"A", 5.2%, 2018                                                                                       1,500,000         1,478,310
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026                 2,000,000         2,113,680
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.),
5.2%, 2027                                                                                            2,890,000         2,882,688
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev.
(New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019                                     2,500,000         2,505,550
Schuylkill County, PA, Industrial Development Authority Rev. (Waste Management, Inc.),
5.1%, 2019                                                                                            1,000,000         1,009,600
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028        1,500,000         1,434,360
                                                                                                                   --------------
                                                                                                                   $   22,816,873
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)              $10,455,000    $          105
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (d)           3,890,000                39
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030                  2,850,000         2,977,737
                                                                                                                   --------------
                                                                                                                   $    2,977,881
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC Project), 7.5%, 2018                            $ 3,160,000    $    3,118,098
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), "A", 5.375%, 2035                        1,500,000         1,508,010
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036        2,060,000         2,181,602
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032                                1,500,000         1,592,715
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                        5,780,000         5,956,521
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017                     3,900,000         3,910,530
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035                         5,000,000         5,297,100
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025                                           1,590,000         1,630,720
New Jersey Economic Development Authority (Gloucester Marine), "C", 6.5%, 2015                        2,300,000         2,414,103
New York, NY, City Industrial Development Agency Rev., Liberty Bonds
(IAC/InterActiveCorp), 5%, 2035                                                                       1,880,000         1,910,400
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-1", 7.875%, 2032 (n)             4,225,000         4,624,432
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-2", 7.875%, 2032 (n)             1,860,000         2,035,844
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017               2,000,000         2,007,500
Port Corpus Christi, TX, Industrial Development Authority Rev. (Citgo Petroleum Corp.),
8.25%, 2031                                                                                           2,300,000         2,345,862
Spirit Lake, IA, Industrial Development Rev. (Crystal Tips, Inc.), 0%, 2008 (c)                      10,294,113        10,732,333
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                   3,895,000         4,011,889
                                                                                                                   --------------
                                                                                                                   $   55,277,659
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.),
"A", 7.75%, 2025                                                                                    $ 1,200,000    $    1,338,708
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.),
5.75%, 2028                                                                                           1,510,000         1,541,559
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025             1,650,000         1,721,016
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "A", 6.25%, 2012 (c)                                                        3,100,000         3,402,901
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "B", 6.45%, 2012 (c)                                                        1,100,000         1,209,406
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024                                        3,000,000         3,568,830
Hopewell, VA, Industrial Development Authority, Environmental Impact Rev.
(Smurfit-Stone Container), 5.25%, 2015                                                                2,700,000         2,686,122
Maine Finance Authority, Solid Waste Recycling Facility Rev. (Bowater, Inc.), 7.75%, 2022             8,500,000         8,519,125
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal Rev.
(Solvay Paperboard LLC), 6.8%, 2014                                                                   3,500,000         3,623,340
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025         2,250,000         2,337,660
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
(Chesapeake Corp.), 6.25%, 2019                                                                       6,830,000         6,834,098
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
(Chesapeake Corp.), "A", 6.375%, 2019                                                                   800,000           800,472
                                                                                                                   --------------
                                                                                                                   $   37,583,237
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., East Valley Tourist
(Cabazon Casino), "A", 9.25%, 2020 (n)                                                              $ 3,845,000    $    4,154,215
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017               3,000,000         3,050,880
New York Liberty Development Corp. Rev. (National Sports Museum), 6.125%, 2019                        1,315,000         1,357,751
Seneca Nation Indians, NY, Capital Improvements Authority Special Obligation, 5%, 2023 (n)            1,040,000         1,024,306
                                                                                                                   --------------
                                                                                                                   $    9,587,152
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2011 (c)                   $ 1,300,000    $    1,411,033
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2011 (c)                     2,000,000         2,177,160
Austin, TX, Convention Enterprises, Inc., Rev., "B", 5.75%, 2034                                      2,705,000         2,786,069
Cleveland-Cuyahoga County, OH, Port Authority Rev.  (Fairmount), "B", 5.125%, 2025                      550,000           559,427
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), "E", 5.6%, 2025                  395,000           410,018
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035                     795,000           746,982
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013(n)                                       2,205,000         2,183,700
Maryland Economic Development Corp. (Chesapeake Bay Conference Center), "A", 5%, 2031                 1,295,000         1,280,535
New Jersey Economic Development Authority Rev. (Kapkowski Project), "B", 6.8%, 2018                   3,785,000         4,260,131
Philadelphia, PA, Redevelopment Authority Rev. (Neighborhood Transformation), FGIC, 5%, 2027          2,690,000         2,792,489
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev.
(Empowerment Zone), "A", AMBAC, 5%, 2034                                                              2,050,000         2,086,265
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014               1,765,000         1,773,084
Summit County, OH, Port Authority Building Rev. (Seville Project), "A", 5.1%, 2025                      600,000           606,870
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), "D", 5.125%, 2025                 480,000           486,590
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), "F", 4.875%, 2025           2,810,000         2,794,657
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund),
"B", 4.8%, 2035                                                                                         910,000           855,036
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund),
"C", 5.125%, 2025                                                                                       275,000           273,526
                                                                                                                   --------------
                                                                                                                   $   27,483,572
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village Apartments),
"B", 9%, 2018                                                                                       $ 1,755,000    $    1,767,285
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments),
FSA, 5%, 2035                                                                                           635,000           626,485
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments),
FSA, 5.1%, 2046                                                                                       1,155,000         1,137,629
Charter Mac Equity Issuer Trust, FRN, 6.625%, 2009 (n)                                                8,000,000         8,319,040
District of Columbia, Housing Finance Authority (Azeeze Bates Apartments), FHLMC, 4.8%, 2036          1,525,000         1,489,315
Fairfax County, VA, Economic Development Authority, Senior Living
(Lewinsville Retirement Village), "A", 5.25%, 2032                                                    1,215,000         1,175,379
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (n)                                                  4,000,000         3,996,120
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (n)                                                  2,000,000         2,013,480
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039              1,430,000         1,453,252
Munimae, TE, Bond Subsidiary LLC, 5.4%, 2049 (n)                                                      2,000,000         2,022,320
Munimae, TE, Bond Subsidiary LLC, 5.9%, 2049 (n)                                                      2,000,000         2,075,380
Munimae, TE, Bond Subsidiary LLC, FRN, 6.875%, 2049 (n)                                               6,000,000         6,266,400
North Charleston, SC, Housing Authority Rev. (Horizon Village), "A", FHA, 5.15%, 2048                 1,380,000         1,363,744
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I", FSA, 5%, 2025        2,050,000         2,042,559
                                                                                                                   --------------
                                                                                                                   $   35,748,388
---------------------------------------------------------------------------------------------------------------------------------
Parking - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                $    375,000    $      244,129
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                     450,000           274,113
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                     975,000           555,331
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                   1,235,000           658,811
                                                                                                                   --------------
                                                                                                                   $    1,732,384
---------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020                  $ 1,340,000    $    1,346,646
Wyandotte County-Kansas City, KS, Unified Government Rev. (Sales Tax Second Lien Area B),
5%, 2020                                                                                              2,585,000         2,654,459
                                                                                                                   --------------
                                                                                                                   $    4,001,105
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                            $   315,000    $      320,979
California Rural Home Mortgage Finance Authority Rev., "A", GNMA, 5.75%, 2044                         1,240,000         1,311,300
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                                         30,000            30,429
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                             115,000            29,784
Corpus Christi, TX, Housing Finance Authority Rev., "B", 0%, 2011                                     1,880,000           786,930
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                                      230,000           236,116
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015                                             600,000           249,372
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.625%, 2023                            430,000           450,391
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.75%, 2030                           1,265,000         1,267,416
Jefferson Parish, LA, Single Family Mortgage Rev., "D", GNMA, 5%, 2038                                2,105,000         2,170,255
Jefferson Parish, LA, Single Family Mortgage Rev., "D-1", GNMA, 7.5%, 2026                              100,000           102,420
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), "A-4", GNMA, 7%, 2031             20,000            20,030
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., "B", 5.5%, 2038                         440,000           442,328
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                        220,000           221,492
Pinellas County, FL, Housing Finance Authority Rev. (Multi-County Program), "B-1",
GNMA, 6.2%, 2031                                                                                        845,000           854,413
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                     290,000           289,635
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.9%, 2035                    1,120,000         1,192,867
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.25%, 2035                     495,000           522,611
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.55%, 2037                   2,820,000         3,018,641
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.65%, 2037                   2,255,000         2,408,768
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.4%, 2037                    2,405,000         2,509,233
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 6.875%, 2026                  135,000           136,158
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 5.75%, 2037                   840,000           905,117
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2", GNMA, 5.6%, 2029                  2,085,000         2,184,934
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2", GNMA, 5.75%, 2037                 1,660,000         1,766,506
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035                    1,070,000         1,157,259
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA, 5.625%, 2036                  930,000           969,069
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA, 5.85%, 2037                 1,510,000         1,630,347
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037                    610,000           659,355
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA, 6.45%, 2033                   925,000           978,955
                                                                                                                   --------------
                                                                                                                   $   28,823,110
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                        $    30,000    $       30,206
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                             6,000             6,070
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                                     935,000           967,847
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                                            335,000           343,991
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025                                            62,000            63,020
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                                           315,000           319,281
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                            520,000           532,990
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                       500,000           528,635
Colorado Housing & Finance Authority Rev., "C-3", 6.75%, 2021                                           145,000           152,153
Colorado Housing & Finance Authority Rev., "C-3", 7.15%, 2030                                            70,000            70,969
Delaware Single Family Housing Authority Rev., "A-2", 6.75%, 2024                                       240,000           240,547
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA, 7.55%, 2031                 170,000           171,217
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.1%, 2034                                2,340,000         2,386,660
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032                              2,250,000         2,272,793
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
GNMA, 7.45%, 2031                                                                                       115,000           117,993
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
GNMA, 6.35%, 2032                                                                                       395,000           397,050
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
GNMA, 6.85%, 2032                                                                                       335,000           353,381
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
GNMA, 6.75%, 2034                                                                                       305,000           316,181
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
"B", GNMA, 6.7%, 2030                                                                                   650,000           655,467
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
"B", GNMA, 6.05%, 2037                                                                                3,445,000         3,665,583
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                         325,000           335,114
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                           235,000           241,881
New Hampshire Housing Finance Authority Rev., "B", 6.5%, 2035                                         3,250,000         3,436,258
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                                    610,000           617,979
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                                970,000           980,040
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028                                             280,000           285,477
Texas Affordable Housing Corp., Single Family Mortgage Rev., "B", GNMA, 5.25%, 2039                   2,270,000         2,332,697
Texas Housing & Community Affairs, Residential Mortgage Rev , GNMA, 7.1%, 2021                        1,845,000         1,882,730
Utah Housing Corp., Single Family Housing Rev., "H", 4.8%, 2038                                       2,530,000         2,435,226
                                                                                                                   --------------
                                                                                                                   $   26,139,436
---------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev.
(American Ref-Fuel Co.), "A", 6.2%, 2019                                                            $ 3,900,000    $    3,996,486
Hudson County, NJ, Solid Waste System Rev., 6%, 2019                                                  2,000,000         2,001,200
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates),
"A", 5.5%, 2013                                                                                       2,475,000         2,521,431
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates),
"A", 5.6%, 2019                                                                                       5,425,000         5,523,247
                                                                                                                   --------------
                                                                                                                   $   14,042,364
---------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2017                                              $ 1,805,000    $    1,912,831
Alabama Building Renovation Authority, AMBAC, 6%, 2018                                                1,155,000         1,224,000
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%, 2017 (u)                                   9,000,000         9,832,050
College Park, GA, Industrial Development Authority Rev. (Civic Center), AMBAC, 5.75%, 2010 (c)        3,000,000         3,224,460
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 7.033%, 2018 (p)                  7,000,000         8,420,860
Essex County, NJ, FGIC, 5.75%, 2010 (c)(u)                                                           12,000,000        12,701,160
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1", AMBAC,
0% to 2010, 4.6% to 2023                                                                              1,185,000         1,039,399
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "B", AMBAC,
5%, 2013 (c)                                                                                         11,260,000        11,893,488
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"A", 5%, 2045                                                                                         5,000,000         5,025,600
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.375%, 2010 (c)                                                                                 2,500,000         2,608,575
Harris County, TX, 5.8%, 2014                                                                         1,125,791         1,149,579
Harris County, TX, 5.625%, 2020                                                                       2,232,014         2,214,894
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036                    3,800,000         3,915,748
Mississippi Development Bank, Special Obligations, Hinds County Public Improvements,
FSA, 5.25%, 2015 (c)                                                                                  2,080,000         2,263,934
New Jersey Economic Development Authority Rev., School Facilities Construction, "O", 5.25%, 2025      1,940,000         2,056,749
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2010 (c)                            1,080,000         1,099,040
Northumberland County, PA (Mountain View Manor), 7%, 2010 (c)                                         1,000,000         1,093,150
Shawnee County, KS (Community Mental Health Center, Inc.), 5.35%, 2009 (c)                              250,000           257,070
                                                                                                                   --------------
                                                                                                                   $   71,932,587
---------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                             $ 2,700,000    $    2,812,752
Arizona Student Loan Acquisition Authority, Student Loan Rev., 6.15%, 2029                            1,500,000         1,565,190
South Dakota Student Loan Rev., Education Loans, Inc., 5.6%, 2020                                     2,605,000         2,678,930
                                                                                                                   --------------
                                                                                                                   $    7,056,872
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2008 (c)                                                   $ 2,750,000    $    2,842,208
Black Hawk, CO, Device Tax Rev., 5%, 2010                                                               280,000           284,872
Black Hawk, CO, Device Tax Rev., 5%, 2013                                                               180,000           183,902
Black Hawk, CO, Device Tax Rev., 5%, 2015                                                               560,000           571,430
Black Hawk, CO, Device Tax Rev., 5%, 2021                                                               430,000           432,296
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032                                      6,310,000         1,671,014
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                              1,000,000         1,032,690
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                             1,795,000         1,917,365
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                                800,000           839,976
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                             1,195,000         1,268,504
Orange County, FL, Tourist Development Tax Rev., XLCA, 5%, 2031                                       2,155,000         2,226,869
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                       1,500,000         1,544,100
                                                                                                                   --------------
                                                                                                                   $   14,815,226
---------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 8.1%
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016                 $   500,000    $      496,155
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project),
"A-1", 5.5%, 2036                                                                                     1,480,000         1,473,503
Arborwood Community Development District, FL, Capital Improvement Rev.
(Master Infrastructure Projects), "A", 5.35%, 2036                                                    1,845,000         1,812,934
Arborwood Community Development District, FL, Special Assessment
(Master Infrastructure Projects), "B", 5.1%, 2014                                                       730,000           719,313
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                                       2,450,000         2,512,769
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031                                     1,765,000         1,773,154
Ave Maria Stewardship Community, FL, "A", 5.125%, 2038                                                2,045,000         1,928,803
Belmont Community Development District, FL, Capital Improvement Rev., "B", 5.125%, 2014               3,015,000         2,954,790
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                                        4,180,000         4,248,886
Broadview, IL, Tax Increment Rev., 5.375%, 2015                                                       3,400,000         3,456,236
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036                     2,750,000         2,774,723
Improvement Rev., "A-2", 6.85%, 2031                                                                    695,000           745,103
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037            1,020,000           971,968
Concord Station Community Development District, FL, Special Assessment, 5%, 2015                        825,000           808,352
Concorde Estates Community Development District, FL, Special Assessment, "B", 5%, 2011                  435,000           431,894
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038                          2,700,000         2,561,139
Dardenne, MO, Town Square Transportation Development District, "A", 5%, 2026                          2,750,000         2,668,408
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project),
5.625%, 2036                                                                                            945,000           966,555
Durbin Crossing Community Development District, FL, Special Assessment, "B-1", 4.875%, 2010           5,620,000         5,562,395
East Homestead Community Development District, FL, Special Assessment, "B", 5%, 2011                    555,000           551,093
Enclave at Black Point Marina Community Development District, FL, "A", 5.4%, 2037                       395,000           381,369
Enclave at Black Point Marina Community Development District, FL, "B", 5.2%, 2014                     1,785,000         1,770,845
Fishhawk Community Development District, FL, 5.125%, 2009                                             1,075,000         1,072,388
Grand Bayat Doral Community Development "A", 6%, 2039                                                   620,000           619,058
Grand Bayat Doral Community Development, "B", 6%, 2017                                                1,870,000         1,868,429
Greyhawk Landing Community Development District, FL, Special Assessment, "B", 6.25%, 2009               110,000           110,635
Hawks Point Community Development District, FL, Special Assessment, "A", 5.3%, 2039                   1,430,000         1,372,671
Heritage Harbour South Community Development District, FL, Special Assessment, "B", 5.4%, 2008            5,000             5,004
Katy, TX, Development Authority Rev., "B", 5.8%, 2011                                                 1,985,000         2,023,370
Katy, TX, Development Authority Rev., "B", 6%, 2018                                                   4,600,000         4,704,006
Killarney Community Development District, FL, Special Assessment, "B", 5.125%, 2009                     850,000           848,122
Lake Elsinore, CA, Public Financing Authority, 7.1%, 2020                                             2,225,000         2,272,548
Lakes by the Bay South Community Development District, FL, Rev., "B", 5.3%, 2009                      1,130,000         1,128,599
Lakeshore Villages Master Community Development District, LA, Special Assessment, 5.25%, 2017         2,975,000         2,934,213
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037                            340,000           342,689
Landmark at Doral, FL, Community Development District, Special Assessment, "B", 5.2%, 2015            2,000,000         1,994,800
Legends Bay Community Development District "A", 5.875%, 2038                                          1,370,000         1,372,370
Legends Bay Community Development District "B", 5.5%, 2014                                            1,580,000         1,584,266
Markham, IL, Tax Increment Rev., 9%, 2012                                                             1,790,000         1,800,579
Middle Village Community Development District, FL, Special Assessment, "A", 5.8%, 2022                  840,000           859,656
Morgantown, WV, Tax Increment Rev., Parking Garage Project, "A", 4.8%, 2026                           1,215,000         1,180,883
Morgantown, WV, Tax Increment Rev., Parking Garage Project, "A", 5%, 2033                               500,000           488,620
Naturewalk Community Development District, FL, Capital Improvement Rev., "B", 5.3%, 2016              2,340,000         2,266,627
New Port Tampa Bay Community Development District, FL, Special Assessment, "B", 5.3%, 2012            1,360,000         1,356,260
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club),
"B-1", 5.125%, 2015                                                                                   1,090,000         1,075,885
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club),
"B-2", 5.125%, 2015                                                                                     500,000           493,525
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens),
"A", 5.9%, 2035                                                                                         725,000           744,343
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens),
"B", 5.375%, 2014                                                                                       855,000           853,350
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016                                            1,675,000         1,649,054
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023                                              1,500,000         1,467,900
OTC Community Development District, FL, Special Assessment, "A", 5.3%, 2038                           1,500,000         1,424,535
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016                                    565,000           561,700
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028                                 1,220,000         1,216,047
Palm Glades Community Development District, FL, Special Assessment, "A", 5.3%, 2036                   1,110,000         1,072,116
Palm River Community Development District, FL, Special Assessment, "A", 5.375%, 2036                    970,000           948,388
Palm River Community Development District, FL, Special Assessment, "B", 5.15%, 2013                   1,000,000           992,080
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013                1,145,000         1,136,172
Panther Trace II, Community Development District, FL, Special Assessment, "B", 5%, 2010               2,030,000         2,013,090
Parker Road Community Development District, FL, "A", 5.6%, 2038                                       1,260,000         1,232,230
Parkway Center, Community Development District, FL, Special Assessment, "B", 5.625%, 2014             3,705,000         3,730,231
Paseo, FL, Community Development District, "B", 4.875%, 2010                                          3,305,000         3,275,949
Preserve at Wilderness Lake, FL, 6.2%, 2008                                                              35,000            35,161
Prince George's County, MD, Special Obligation (National Harbor Project), 5.2%, 2034                    755,000           750,629
Renaissance Community Development District, FL, Special Assessment, "B", 6.25%, 2008                    335,000           336,132
Reunion East Community Development District, FL, Special Assessment, 5.9%, 2007                          50,000            49,998
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., XLCA, 5%, 2037                 2,000,000         2,045,760
Riverwood Estates Community Development District, FL, Special Assessment, "B", 5%, 2013               2,830,000         2,790,946
Rolling Hills Community Development District, FL, "B", 5.125%, 2013                                   2,300,000         2,273,481
Sarasota National Community Development District, FL, Special Assessment, 5.3%, 2039                  3,215,000         3,074,601
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038             5,000,000         5,018,600
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010                      1,105,000         1,108,315
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037                         1,845,000         1,856,273
Stoneybrook South Community Development District, FL, Special Assessment, "A", 5.8%, 2039             2,000,000         1,999,800
Stoneybrook South Community Development District, FL, Special Assessment, "B"', 5.45%, 2015           2,000,000         1,995,880
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.3%, 2017             2,000,000         1,980,940
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038             1,500,000         1,480,365
Tuscany Reserve Community Development District, FL, Special Assessment, "B", 5.25%, 2016              1,525,000         1,517,482
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037                  2,185,000         2,071,642
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037               2,345,000         2,252,302
Villa Portofino West Community Development District, FL, Special Assessment, "A", 5.35%, 2036           995,000           986,254
Villa Vizcaya Community Development District, FL, "A", 5.55%, 2039                                      790,000           779,477
Washington County, PA, Redevelopment Authority (Victory Centre Project), "A", 5.45%, 2035               630,000           633,560
Watergrass Community Development District, FL, "A", 5.375%, 2039                                      1,580,000         1,527,370
Watergrass Community Development District, FL, Special Assessment, "B", 4.875%, 2010                  2,335,000         2,314,475
Wentworth Estates Community Development District, FL, Special Assessment, "B", 5.125%, 2012           1,235,000         1,221,551
                                                                                                                   --------------
                                                                                                                   $  137,763,769
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                        $10,185,000    $   10,622,955
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2032                                            495,000           535,333
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed
(Gold Country), 0%, 2033                                                                              7,870,000         1,761,700
California County, CA, Tobacco Securitization Agency, Tobacco Settlement (Los Angeles County),
0% to 2010, 5.65% to 2041, 0%, 2041                                                                   1,525,000         1,311,561
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029                            4,320,000         4,434,350
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                            8,000,000           546,640
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                           14,000,000           512,960
District of Columbia, Tobacco Settlement, 6.25%, 2024                                                 3,455,000         3,625,677
District of Columbia, Tobacco Settlement, 6.75%, 2040                                                   885,000           944,410
District of Columbia, Tobacco Settlement, Capital Appreciation, "A", 0%, 2046                        19,160,000         1,826,140
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.625%, 2013 (c)           1,070,000         1,220,014
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.75%, 2013 (c)            2,620,000         3,004,249
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-4", 7.8%, 2013 (c)             3,000,000         3,602,700
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 5.3%, 2011 (c)         5,000,000         5,255,250
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed,
"B", 0% to 2007, 5.6% to 2034                                                                         4,295,000         4,355,044
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030                                               4,915,000         5,115,778
Louisiana Tobacco Settlement Authority Rev., "2001B", 5.875%, 2039                                    4,325,000         4,579,916
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)                                        6,560,000         6,980,234
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)                                              45,000            52,181
New Jersey Tobacco Settlement Financing Corp., "1-A", 5%, 2029                                        5,000,000         4,684,400
Northern Tobacco Securitization Corp., AK, Asset Backed, "A", 5%, 2046                                1,570,000         1,417,129
Rhode Island Tobacco Settlement Financing Corp., "A", 0%, 2052                                       41,525,000         2,772,209
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, "C", 0%, 2060                 33,955,000           660,764
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev.
(Turbo-Santa Clara), "A", 0%, 2036                                                                    7,265,000         1,474,286
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev.
(Turbo-Santa Clara), "A", 0%, 2041                                                                    5,640,000           852,937
South Carolina Tobacco Settlement Authority Rev., "B", 6%, 2022                                       2,500,000         2,604,000
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2028                                   3,725,000         3,934,084
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2030                                   2,435,000         2,720,163
Virginia Tobacco Settlement Financing Corp., 5.625%, 2015 (c)                                         1,150,000         1,271,210
Virginia Tobacco Settlement Financing Corp., "B-1", 5%, 2047                                            430,000           399,410
Washington Tobacco Settlement Authority, 6.5%, 2026                                                   1,035,000         1,107,005
                                                                                                                   --------------
                                                                                                                   $   84,184,689
---------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, "B", MBIA, 0%, 2027            $12,305,000    $    4,461,178
Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Rev., "A", 7.15%, 2010 (c)             5,000,000         5,489,400
New Jersey Turnpike Authority Rev., MBIA, 5.375%, 2010 (c)(u)                                        10,000,000        10,366,300
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008 (c)                                       2,100,000         1,658,328
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008 (c)                                       7,000,000         5,223,050
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008 (c)                                       5,100,000         3,592,134
San Joaquin Hills, CA, Toll Road Rev. (Transportation Corridor Agency), ETM, 0%, 2011 (c)            13,400,000        11,765,602
                                                                                                                   --------------
                                                                                                                   $   42,555,992
---------------------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)     $ 6,000,000    $    7,713,840
---------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028                     $ 3,530,000    $    3,503,349
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032                       1,025,000         1,007,637
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017           2,000,000         2,005,660
California Educational Facilities Authority Rev. (University of La Verne), "A", 5%, 2029              2,205,000         2,211,924
California Statewide Communities Development Authority Rev. (California Baptist University),
"A", 5.5%, 2038                                                                                       1,580,000         1,596,985
Chabot Las Positas, CA, Community College, Capital Appreciation, Election of 2004,
"B", AMBAC, 0%, 2027                                                                                  3,565,000         1,345,288
Foothill-DE Anza Community College District, CA, Capital Appreciation, "B", AMBAC, 0%, 2032           4,825,000         1,411,023
Foothill-DE Anza Community College District, CA, Capital Appreciation, "B", AMBAC, 0%, 2033           5,335,000         1,481,530
Foothill-DE Anza Community College District, CA, Capital Appreciation, "B", AMBAC, 0%, 2034           9,580,000         2,525,767
Harrisburg, PA, University of Science, "A", 5.4%, 2016                                                  815,000           831,365
Harrisburg, PA, University of Science, "B", 6%, 2036                                                  1,895,000         1,945,331
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                            9,150,000        10,641,725
Illinois Educational Facilities Authority Rev. (Augustana College), "A", 5.625%, 2022                 1,300,000         1,361,113
Illinois Finance Authority Rev. (Illinois Institute of Technology), "A", 5%, 2031                     2,000,000         1,999,860
Illinois Finance Authority Rev. (Illinois Institute of Technology), "A", 5%, 2036                     7,270,000         7,214,748
Indiana Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018                       1,000,000         1,025,900
Iowa Higher Education Loan Authority Rev. (Waldorf Lutheran Collage), "A", 5%, 2027                   1,100,000         1,095,776
Iowa Higher Education Loan Authority Rev. (Waldorf Lutheran Collage), "A", 5%, 2034                   1,000,000           983,870
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College),
"A", 5.125%, 2045                                                                                     3,395,000         3,436,521
New Hampshire Higher Educational & Health Facilities Authority Rev.
(Franklin Pierce Law Center), 5.5%, 2018                                                              1,200,000         1,224,336
New York Dormitory Authority Rev. (Vassar College), 4.25%, 2039                                       1,880,000         1,697,753
Private Colleges & Universities Authority, GA, Rev. (Mercer University Project),
"A", 5.375%, 2029                                                                                       760,000           775,048
San Leanna, TX, Educational Facilities Corp., Higher Education Rev.
(Saint Edwards University), 5.125%, 2024                                                                500,000           513,765
San Leanna, TX, Educational Facilities Corp., Higher Education Rev.
(Saint Edwards University), 5.125%, 2026                                                                495,000           503,182
San Leanna, TX, Educational Facilities Corp., Higher Education Rev.
(Saint Edwards University), 5.125%, 2027                                                                890,000           903,323
San Leanna, TX, Educational Facilities Corp., Higher Education Rev.
(Saint Edwards University), 5.125%, 2036                                                              1,375,000         1,389,190
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
6.5%, 2009 (c)                                                                                        2,000,000         2,141,280
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
ETM, 6.2%, 2009 (c)                                                                                     635,000           649,288
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2034                 890,000           919,415
University of Colorado Enterprise Systems Rev., Refunding & Improvement, FGIC, 5%, 2030               1,865,000         1,929,566
West Virginia, Higher Education Facilities Rev., "B", FGIC, 5%, 2034                                  3,730,000         3,829,628
Wisconsin Health & Educational Facilities Authority Rev. (Carroll College, Inc. Project),
5.25%, 2021                                                                                             500,000           518,365
                                                                                                                   --------------
                                                                                                                   $   64,619,511
---------------------------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (California Baptist University),
"A", 5.4%, 2027                                                                                     $ 1,385,000    $    1,398,476
California Statewide Communities Development Authority Rev.
(Lancer Educational Student Housing Project), 5.625%, 2033                                            1,380,000         1,389,964
Illinois Educational Facilities Authority, Educational Advancement Fund (University Center),
6.625%, 2012 (c)                                                                                      1,500,000         1,687,860
Maryland Economic Development Corp. (Morgan State University Project), "A", 6%, 2022                    100,000           103,359
Maryland Economic Development Corp. (Morgan State University Project), "A", 6%, 2034                     55,000            56,086
                                                                                                                   --------------
                                                                                                                   $    4,635,745
---------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Escondido Charter High School),
7.5%, 2011 (c)                                                                                      $ 1,780,000    $    2,005,010
California Statewide Communities Development Authority Rev. (Escondido Charter High School),
7.5%, 2011 (c)                                                                                        3,485,000         4,022,910
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037                2,760,000         2,757,792
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School Project),
6%, 2041                                                                                              2,610,000         2,642,286
Gainesville, GA, Redevelopment Authority Educational Facilities Rev.
(Riverside Military Academy, Inc.), 5.125%, 2037                                                        800,000           782,680
Illinois Development Finance Authority, Economic Development Rev. (Latin School of Chicago),
5.6%, 2008 (c)                                                                                          850,000           864,960
Illinois Development Finance Authority, Economic Development Rev. (Latin School of Chicago),
5.65%, 2008 (c)                                                                                       1,730,000         1,761,278
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), "A", 5.25%, 2027      1,570,000         1,539,542
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation),
"A", 5.375%, 2037                                                                                     1,575,000         1,539,405
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy),
5.25%, 2018                                                                                             985,000           988,576
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy),
5.5%, 2038                                                                                              460,000           459,977
Maryland Industrial Development Financing Authority, Economic Development Authority Rev.
(Our Lady of Good Council), "A", 6%, 2035                                                               450,000           474,719
Massachusetts Development Finance Agency Rev. (Williston Northampton School), 6.5%, 2008 (c)          1,400,000         1,470,070
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021                    550,000           587,890
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031                   2,450,000         2,618,928
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools),
"C", 6.4%, 2013                                                                                       1,055,000         1,107,592
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools),
"C", 6.75%, 2031                                                                                      2,970,000         3,121,203
Utah County, UT, Charter School Rev. (Lakeview Academy), "A", 5.625%, 2037                              800,000           799,400
Utah County, UT, Charter School Rev. (Renaissance Academy), "A", 5.625%, 2037                         1,065,000         1,064,201
                                                                                                                   --------------
                                                                                                                   $   30,608,419
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.7%, 2012                                        $   830,000    $      833,843
Alaska Industrial Development & Export Authority, 5.875%, 2032                                        1,800,000         1,782,612
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010        4,975,000         5,096,440
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020                                      1,700,000         1,723,494
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Colver),
"G", 5.125%, 2015                                                                                     1,050,000         1,051,124
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
(Northampton Generating), "A", 6.5%, 2013                                                             2,300,000         2,310,511
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev.
(Northampton Generating), "A", 6.6%, 2019                                                             5,000,000         5,025,400
                                                                                                                   --------------
                                                                                                                   $   17,823,424
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co.), "C", 5.75%, 2036             $ 3,760,000    $    3,820,198
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev.
(Entergy Gulf States, Inc.), 5.45%, 2010                                                              4,800,000         4,804,128
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016                   3,240,000         3,291,322
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 5.8%, 2022                   4,500,000         4,529,880
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "C", 5.8%, 2022                   1,390,000         1,399,230
Farmington, NM, Pollution Control Rev. (Tucson Electric), "A", 6.95%, 2020                            3,000,000         3,072,420
Forsyth, MT, Pollution Control Rev. (Northwestern Corp.), AMBAC, 4.65%, 2023                          3,085,000         3,116,621
Forsyth, MT, Pollution Control Rev. (Portland General), "B", 5.2%, 2033                                 770,000           784,314
Forsyth, MT, Pollution Control Rev. (Puget Sound Energy), " A", AMBAC, 5%, 2031                       3,165,000         3,274,161
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                            3,095,000         3,122,515
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017        2,800,000         3,013,836
New Hampshire Industrial Development Authority, Pollution Control Rev.
(Connecticut Light & Power), 5.9%, 2018                                                               1,000,000         1,035,630
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
"A", 6.1%, 2025                                                                                       2,000,000         2,002,140
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013              1,000,000         1,002,410
Port Morrow, OR, Pollution Control Rev. (Portland General), 5.2%, 2033                                1,900,000         1,933,440
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028                   3,335,000         3,337,001
                                                                                                                   --------------
                                                                                                                   $   43,539,246
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                          $ 2,750,000    $    2,921,628
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, "A", AMBAC, 4%, 2028                                      $ 5,000,000    $    4,585,700
Berkeley County, WV, Public Service Sewer District, "A", 5%, 2047                                       745,000           729,869
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee, 5%, 2022                 900,000           878,454
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)                                     1,010,000         1,081,407
Forsyth County, GA, Water & Sewerage Authority Rev., 6.25%, 2010 (c)                                  1,000,000         1,070,700
Louisville & Jefferson, KY, District Sewer & Drain System, "A", FGIC, 5.25%, 2037                     2,635,000         2,786,144
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                                                    655,000           661,255
Massachusetts Water Resources Authority, RITES, FRN, FGIC, 8.454%, 2019 (n)(v)                          765,000         1,029,223
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028                                        1,685,000         1,746,722
Michigan Municipal Bond Authority Rev., 5.5%, 2009 (c)(u)                                            15,170,000        15,852,043
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project,
"N", FSA, 5%, 2030                                                                                    2,155,000         2,231,653
Montgomery County, TX, Municipal Utility District No. 46 (Waterworks & Sewer Systems),
MBIA, 4.75%, 2028                                                                                     1,490,000         1,497,465
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA, 5%, 2027               2,000,000         2,064,788
Phoenix, AZ, FGIC, 6.25%, 2010 (c)                                                                    1,000,000         1,076,700
Virginia Clean Water Rev., 5.75%, 2010 (c)                                                            2,500,000         2,646,075
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2015 (c)                      2,075,000         2,256,127
                                                                                                                   --------------
                                                                                                                   $   42,194,325
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $1,692,834,613)                                                            $1,727,172,109
---------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "C", 3.66%, due 8/01/07                                       $   145,000    $      145,000
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial Hospital),
"B-2", 3.7%, due 8/01/07                                                                                850,000           850,000
Blount County, TN Public Building Authority (Local Public Government), 3.72%, due 8/01/07               335,000           335,000
Blount County, TN Public Building Authority (Local Public Government), 3.72%, due 8/01/07             1,400,000         1,400,000
Blount County, TN Public Building Authority (Local Public Government), 3.72%, due 8/01/07               400,000           400,000
Blount County, TN Public Building Authority (Local Public Government), 3.72%, due 8/01/07             1,000,000         1,000,000
Blount County, TN, Public Building Authority, Local Government Public Improvement,
"A-1", 3.72%, due 8/01/07                                                                               390,000           390,000
Chicago, IL, Midway Airport Rev., Second Lien, "A", 3.77%, due 8/01/07                                  400,000           400,000
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.63%, due 8/01/07                  1,100,000         1,100,000
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), 3.66%, due 8/01/07                      900,000           900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "C", 3.69%, due 8/01/07               6,985,000         6,985,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "A", 3.69%, due 8/01/07               1,000,000         1,000,000
New York, NY, "A-4", 3.66%, due 8/01/07                                                                 300,000           300,000
New York, NY, Municipal Water & Sewer Finance Authority Rev., "C", 3.64%, due 8/01/07                 4,500,000         4,500,000
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "A",
3.65%, due 8/01/07                                                                                      100,000           100,000
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "G",
3.61%, due 8/01/07                                                                                      100,000           100,000
Orange County, CA, 3.56%, due 8/01/07                                                                   100,000           100,000
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan Program),
3.7%, due 8/01/07                                                                                     1,100,000         1,100,000
Sevier County, TN, Public Building Authority (Local Government Public Improvement),
3.72%, due 8/01/07                                                                                      200,000           200,000
Sevier County, TN, Public Building Authority (Local Government Public Improvement),
3.72%, due 8/01/07                                                                                      100,000           100,000
Sevier County, TN, Public Building Authority Rev., 3.64%, due 8/02/07                                    65,000            65,000
Sevier County, TN, Public Building Authority Rev. (Local Government Public Improvement),
3.64%, due 8/02/07                                                                                      700,000           700,000
Sevier County, TN, Public Building Authority Rev., Government Public Improvement III,
"B-2", 3.64%, due 8/02/07                                                                                50,000            50,000
Sevier County, TN, Public Building Authority, "D", 3.64%, 8/02/07                                     1,700,000         1,700,000
South Blount County, TN, Utility District Rev., 3.72%, due 8/01/07                                      800,000           800,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                               $   24,720,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,717,554,613) (k)                                                            $1,751,892,109
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.0)%                                                                               (50,952,925)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                $1,700,939,184
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of July 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,727,172,109 and 98.59% of market value. An independent pricing service provided an evaluated bid for 98.46% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $39,744,460 representing 2.3% of net assets.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.
(v) Externally deposited inverse floater.

The following abbreviations are used in this report and are defined:

BMA     Bond Market Assn.
COP     Certificate of Participation
ETM     Escrowed to Maturity
FRN     Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
-------------------------------------------------------------------------------------------------------
AMBAC   AMBAC Indemnity Corp.
CIFG    CDC IXIS Financial Guaranty
FGIC    Financial Guaranty Insurance Co.
FHA     Federal Housing Administration
FHLMC   Federal Home Loan Mortgage Corp.
FNMA    Federal National Mortgage Assn.
FSA     Financial Security Assurance Inc.
GNMA    Government National Mortgage Assn.
MBIA    MBIA Insurance Corp.
PSF     Permanent School Fund
XLCA    XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------
RITES   Residual Interest Tax-Exempt Security

SWAP AGREEMENTS AT 7/31/07

                                                                                                UNREALIZED
                  NOTIONAL                                      CASH FLOWS     CASH FLOWS      APPRECIATION
EXPIRATION         AMOUNT              COUNTERPARTY             TO RECEIVE       TO PAY       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07    USD  22,000,000   Merrill Lynch Capital Services    7-Day BMA        2.795%          $100,129
                                                                              (fixed rate)
11/01/27    USD  16,000,000   Merrill Lynch Capital Services      3-Month        5.716%                --
                                                                   LIBOR      (fixed rate)
                                                                                                 --------
                                                                                                 $100,129
                                                                                                 ========

At July 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 7/31/07  (unaudited)


This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,717,554,613)              $1,751,892,109
Cash                                                                        212,359
Receivable for investments sold                                          34,932,574
Receivable for fund shares sold                                           5,514,952
Interest receivable                                                      22,254,607
Unrealized appreciation on interest rate swap agreements                    100,129
Other assets                                                                 10,915
---------------------------------------------------------------------------------------------------------
Total assets                                                                               $1,814,917,645
---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Distributions payable                                                    $7,048,281
Payable for investments purchased                                        46,920,653
Payable to the holder of the floating rate certificate
from trust assets                                                        56,095,831
Payable for fund shares reacquired                                        2,932,962
Payable to affiliates
  Management fee                                                             93,207
  Shareholder servicing costs                                               217,833
  Distribution and service fees                                              56,365
  Administrative services fee                                                 3,295
Payable for independent trustees' compensation                               46,020
Payable for interest expense and fees                                       474,535
Accrued expenses and other liabilities                                       89,479
---------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $113,978,461
---------------------------------------------------------------------------------------------------------
Net assets                                                                                 $1,700,939,184
---------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                      $1,719,614,330
Unrealized appreciation (depreciation) on investments                    34,437,625
Accumulated net realized gain (loss) on investments                     (62,550,374)
Undistributed net investment income                                       9,437,603
---------------------------------------------------------------------------------------------------------
Net assets                                                                                 $1,700,939,184
---------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     203,507,099
---------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,371,470,973
  Shares outstanding                                                    164,121,305
---------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                         $8.36
---------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                    $8.78
---------------------------------------------------------------------------------------------------------
Class B shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                           $149,345,267
  Shares outstanding                                                     17,856,137
---------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                      $8.36
---------------------------------------------------------------------------------------------------------
Class C shares
---------------------------------------------------------------------------------------------------------
  Net assets                                                           $180,122,944
  Shares outstanding                                                     21,529,657
---------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                      $8.37
---------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
Interest interest                                                                            $57,093,266
--------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                        $5,057,507
  Distribution and service fees                                          1,519,874
  Shareholder servicing costs                                              715,978
  Administrative services fee                                              150,305
  Independent trustees' compensation                                        22,696
  Custodian fee                                                             61,204
  Shareholder communications                                                44,540
  Auditing fees                                                             24,799
  Legal fees                                                                66,795
  Interest expense and fees                                              1,132,340
  Miscellaneous                                                            112,366
--------------------------------------------------------------------------------------------------------
Total expenses                                                                                $8,908,404
--------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (52,889)
  Reduction of expenses by investment adviser                             (807,997)
--------------------------------------------------------------------------------------------------------
Net expenses                                                                                  $8,047,518
--------------------------------------------------------------------------------------------------------
Net investment income                                                                        $49,045,748
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $(1,283,898)
  Swap transactions                                                        577,829
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                        $(706,069)
--------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $(33,583,024)
  Swap transactions                                                       (227,221)
--------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $(33,810,245)
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $(34,516,314)
--------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $14,529,434
--------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                            SIX MONTHS ENDED         YEAR ENDED
                                                                     7/31/07            1/31/07
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income                                            $49,045,748        $78,097,274
Net realized gain (loss) on investments                             (706,069)        (1,089,624)
Net unrealized gain (loss) on investments                        (33,810,245)        13,538,310
-----------------------------------------------------------------------------------------------
Change in net assets from operations                             $14,529,434        $90,545,960
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(35,012,416)      $(61,246,122)
  Class B                                                         (3,582,957)        (8,854,231)
  Class C                                                         (3,658,826)        (6,023,571)
-----------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(42,254,199)      $(76,123,924)
-----------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $44,782,064       $247,827,107
-----------------------------------------------------------------------------------------------
Redemption fees                                                          $--            $21,728
-----------------------------------------------------------------------------------------------
Total change in net assets                                       $17,057,299       $262,270,871
-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
At beginning of period                                         1,683,881,885      1,421,611,014
At end of period (including undistributed net investment
income of $9,437,603 and $2,646,054, respectively)            $1,700,939,184     $1,683,881,885
-----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                               SIX MONTHS                                YEARS ENDED 1/31
                                                    ENDED      --------------------------------------------------------------------
CLASS A                                           7/31/07            2007            2006          2005            2004        2003
                                              (UNAUDITED)
Net asset value, beginning of period                $8.49           $8.41           $8.39         $8.28           $8.12       $8.23
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.25           $0.45           $0.46         $0.48           $0.47       $0.48
  Net realized and unrealized gain (loss)
  on investments                                    (0.16)           0.07            0.02          0.09            0.17       (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.09           $0.52           $0.48         $0.57           $0.64       $0.39
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.22)         $(0.44)         $(0.46)       $(0.46)         $(0.48)     $(0.50)
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $--           $0.00(w)        $0.00(w)      $0.00(w)          $--         $--
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.36           $8.49           $8.41         $8.39           $8.28       $8.12
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           1.01(n)         6.32            5.81          7.16            7.98        4.96
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               0.87(a)         0.97            0.94(z)       0.80            0.81        0.84
Expenses after expense reductions (f)                0.77(a)         0.87            0.84(z)       0.71            0.79        0.79
Expenses after expense reductions and
excluding interest expense and fees (f)(l)           0.64(a)         0.72            0.72          0.71            0.79        0.79
Net investment income                                5.95(a)         5.32            5.47          5.82            5.80        5.88
Portfolio turnover                                     15              13              20            13               9          20
Net assets at end of period (000 Omitted)      $1,371,471      $1,335,269      $1,080,805      $977,416      $1,003,328  $1,050,204
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                             YEARS ENDED 1/31
                                                    ENDED      --------------------------------------------------------------
CLASS B                                           7/31/07          2007          2006          2005          2004        2003
                                              (UNAUDITED)
Net asset value, beginning of period                $8.50         $8.41         $8.40         $8.28         $8.13       $8.24
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.22         $0.39         $0.40         $0.42         $0.41       $0.42
  Net realized and unrealized gain (loss)
  on investments                                    (0.18)         0.07          0.00(w)       0.10          0.16       (0.10)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.04         $0.46         $0.40         $0.52         $0.57       $0.32
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.18)       $(0.37)       $(0.39)       $(0.40)       $(0.42)     $(0.43)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $--         $0.00(w)      $0.00(w)      $0.00(w)        $--         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.36         $8.50         $8.41         $8.40         $8.28       $8.13
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           0.51(n)       5.64          4.88          6.47          7.15        4.01
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)                1.64(a)       1.74          1.70(z)       1.57          1.59        1.63
Expenses after expense reductions(f)                 1.55(a)       1.64          1.60(z)       1.48          1.57        1.58
Expenses after expense reductions
and excluding interest expense and fees (f)(l)       1.42(a)       1.50          1.48          1.48          1.57        1.58
Net investment income                                5.12(a)       4.60          4.73          5.05          5.02        5.09
Portfolio turnover                                     15            13            20            13             9          20
Net assets at end of period (000 Omitted)        $149,345      $178,566      $220,854      $283,360      $337,065    $355,602
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                             YEARS ENDED 1/31
                                                    ENDED      --------------------------------------------------------------
CLASS C                                           7/31/07          2007          2006          2005          2004        2003
                                              (UNAUDITED)
Net asset value, beginning of period                $8.50         $8.42         $8.40         $8.29         $8.13       $8.24
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.21         $0.36         $0.37         $0.39         $0.39       $0.40
  Net realized and unrealized gain (loss)
  on investments                                    (0.17)         0.08          0.02          0.10          0.17       (0.10)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.04         $0.44         $0.39         $0.49         $0.56       $0.30
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.17)       $(0.36)       $(0.37)       $(0.38)       $(0.40)     $(0.41)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $--         $0.00(w)      $0.00(w)      $0.00(w)        $--         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.37         $8.50         $8.42         $8.40         $8.29       $8.13
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           0.51(n)       5.27          4.76          6.10          6.91        3.92
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)                1.87(a)       1.97          1.94(z)       1.80          1.81        1.84
Expenses after expense reductions (f)                1.77(a)       1.87          1.84(z)       1.71          1.79        1.79
Expenses after expense reductions and
excluding interest expense and fees(f)(l)            1.64(a)       1.72          1.72          1.71          1.79        1.79
Net investment income                                4.96(a)       4.30          4.44          4.80          4.78        4.86
Portfolio turnover                                     15            13            20            13             9          20
Net assets at end of period (000 Omitted)        $180,123      $170,047      $119,952       $85,715       $78,975     $71,519
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(z) After the fund issued its January 31, 2006 financial statements, the fund determined that the criteria for sale accounting in FASB Statement No. 140 had not been met for certain transfers of municipal bonds in connection with self-deposited inverse floaters should have been accounted for as secured borrowings rather than as sales. Accordingly, the expense ratio has been restated to reflect interest expense and fees related to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. The impact of the restatement was to increase the expense ratio by 0.12%.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Municipal High Income Fund (the fund) is a series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

INVERSE FLOATERS - The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as "inverse floaters"). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as "self-deposited inverse floaters." If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as "externally deposited inverse floaters." Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, "Payable to the holder of the floating rate certificate from trust assets". At July 31, 2007, the fund's payable to the holder of the floating rate certificate from trust assets was $56,095,831. The weighted average interest rate on the floating rate certificates issued by the trust was 4.25%. Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred. For the six months ended July 31, 2007, interest expense and fess in connection with self-deposited inverse floaters was $1,132,340. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - The fund charged a 1% redemption fee on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 30 calendar days following their acquisition. Effective December 1, 2006, the fund no longer charges a redemption fee. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                1/31/07

          Ordinary income (including any
          short-term capital gains)                            $301,170
          Tax-exempt income                                  75,822,754
          -------------------------------------------------------------
          Total distributions                               $76,123,924

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 7/31/07

          Cost of investments                            $1,719,054,486
          -------------------------------------------------------------
          Gross appreciation                                $73,165,030
          Gross depreciation                                (40,568,238)
          -------------------------------------------------------------
          Net unrealized appreciation (depreciation)        $32,596,792

          AS OF 1/31/07

          Undistributed ordinary income                        $437,165
          Undistributed tax-exempt income                     9,024,355
          Capital loss carryforwards                        (63,382,067)
          Post-October capital loss deferral                 (1,543,279)
          Other temporary differences                        (6,520,996)
          Net unrealized appreciation (depreciation)         71,034,441

The aggregate cost above includes prior fiscal year end tax adjustments.

As of January 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              1/31/08                                       $(1,353,678)
              1/31/09                                       (10,935,605)
              1/31/10                                        (2,971,573)
              1/31/11                                       (18,364,839)
              1/31/12                                       (15,537,212)
              1/31/13                                        (3,190,630)
              1/31/14                                       (10,798,317)
              1/31/15                                          (230,213)
              ---------------------------------------------------------
                                                           $(63,382,067)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

    First $1.4 billion of average daily net assets            0.60%
    Average daily net assets in excess of $1.4 billion        0.57%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.50% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended July 31, 2007, this waiver amounted to $803,786 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended July 31, 2007 was equivalent to an annual effective rate of 0.50% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $247,660 for the six months ended July 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                TOTAL          ANNUAL       DISTRIBUTION
                       DISTRIBUTION        SERVICE       DISTRIBUTION       EFFECTIVE        AND SERVICE
                           FEE RATE       FEE RATE            PLAN(d)         RATE(e)               FEE
Class B                       0.75%          0.25%              1.00%           0.77%           $634,171
Class C                       0.75%          0.25%              1.00%           1.00%            885,703
--------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                           $1,519,874

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2007 based on each class' average daily net assets. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 25% annual
    Class B service fee. On assets attributable to all other Class B shares, the service fee is not currently in effect, but may be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2007, were as follows:

                                                   AMOUNT

              Class A                             $21,538
              Class B                            $127,750
              Class C                             $23,897

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2007, the fee was $441,509, which equated to 0.0519% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $267,795. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended July 31, 2007 was equivalent to an annual effective rate of 0.0177% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,390. This amount is included in independent trustees' compensation for the six months ended July 31, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $44,814 at July 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended July 31, 2007, the fee paid to Tarantino LLC was $6,285. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $4,211, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $306,733,522 and $263,244,874, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             SIX MONTHS ENDED                     YEAR ENDED
                                                  7/31/07                           1/31/07
                                         SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                              19,669,102      $166,577,540      44,330,384      $375,734,204
  Class B                                 567,427         4,801,828       2,008,855        16,999,796
  Class C                               3,249,208        27,571,636       7,867,910        66,695,786
-----------------------------------------------------------------------------------------------------
                                       23,485,737      $198,951,004      54,207,149      $459,429,786

Shares issued to shareholders in
reinvestment of distributions
  Class A                               2,073,167       $17,563,857       3,592,569       $30,420,282
  Class B                                 177,294         1,503,984         422,131         3,574,609
  Class C                                 222,045         1,883,225         359,226         3,045,882
-----------------------------------------------------------------------------------------------------
                                        2,472,506       $20,951,066       4,373,926       $37,040,773

Shares reacquired
  Class A                             (14,877,624)    $(125,674,121)    (19,237,523)    $(162,774,354)
  Class B                              (3,899,810)      (32,994,096)     (7,669,455)      (64,903,633)
  Class C                              (1,946,053)      (16,451,789)     (2,475,435)      (20,965,465)
-----------------------------------------------------------------------------------------------------
                                      (20,723,487)    $(175,120,006)    (29,382,413)    $(248,643,452)

Net change
  Class A                               6,864,645       $58,467,276      28,685,430      $243,380,132
  Class B                              (3,155,089)      (26,688,284)     (5,238,469)      (44,329,228)
  Class C                               1,525,200        13,003,072       5,751,701        48,776,203
-----------------------------------------------------------------------------------------------------
                                        5,234,756       $44,782,064      29,198,662      $247,827,107

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended July 31, 2007, the fund's commitment fee and interest expense on the line of credit were $4,854 and $0, respectively, and are included in miscellaneous expense and interest expense and fees, respectively, on the Statement of Operations.

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was approximately at the Lipper expense group median, and the Fund's total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to a contractual breakpoint. However, such breakpoint is not applicable because the Fund is currently subject to the advisory fee reduction described above. Accordingly, the Trustees determined not to recommend any advisory fee breakpoint changes at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2007 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                    Public Reference Room
                    Securities and Exchange Commission
                    100 F Street, NE, Room 1580
                    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

MFS(R) HIGH YIELD OPPORTUNITIES FUND

LETTER FROM THE CEO                                      1
----------------------------------------------------------
PORTFOLIO COMPOSITION                                    2
----------------------------------------------------------
EXPENSE TABLE                                            3
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                 5
----------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                     21
----------------------------------------------------------
STATEMENT OF OPERATIONS                                 23
----------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                     25
----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                    26
----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                           31
----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT           42
----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                   46
----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                          46
----------------------------------------------------------
CONTACT INFORMATION                             BACK COVER
----------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                       NOT FDIC INSURED o MAY LOSE VALUE o
               NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                         7/31/07
                                                                         HYO-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. But the Dow's upward rise has not been without hiccups. After hitting new records in July 2007, the Dow lost 8% in the following weeks as a crisis swept global credit markets. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short- term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    September 14, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Bonds                                      94.4%
              Floating Rate Loans                         6.4%
              Common Stocks                               1.7%
              Preferred Stocks                            0.3%
              Cash & Other Net Assets                    (0.8)

              TOP FIVE INDUSTRIES (i)

              Medical & Health Technology & Services      8.2%
              ------------------------------------------------
              Broadcasting                                6.7%
              ------------------------------------------------
              Gaming & Lodging                            5.9%
              ------------------------------------------------
              Automotive                                  5.6%
              ------------------------------------------------
              Emerging Market Sovereign                   5.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                         0.1%
              ------------------------------------------------
              A                                           1.4%
              ------------------------------------------------
              BBB                                         5.4%
              ------------------------------------------------
              BB                                         21.6%
              ------------------------------------------------
              B                                          45.7%
              ------------------------------------------------
              CCC                                        23.1%
              ------------------------------------------------
              C                                           0.1%
              ------------------------------------------------
              Not Rated                                   2.6%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      4.9
              ------------------------------------------------
              Average Life (i)(m)                     8.7 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                 8.9 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    B+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 07/31/07.

From time to time "Cash & Other Net Assets" may be negative due to timing of cash receipts.

Percentages are based on net assets as of 07/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
February 1, 2007 through July 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2007 through July 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------
                                                                   Expenses
                                         Beginning     Ending    Paid During
                            Annualized    Account     Account     Period (p)
  Share                       Expense      Value       Value       2/01/07-
  Class                        Ratio      2/01/07     7/31/07      7/31/07
----------------------------------------------------------------------------
         Actual                0.85%     $1,000.00   $  980.50       $4.17
    A    -------------------------------------------------------------------
         Hypothetical (h)      0.85%     $1,000.00   $1,020.58       $4.26
----------------------------------------------------------------------------
         Actual                1.50%     $1,000.00   $  978.80       $7.36
    B    -------------------------------------------------------------------
         Hypothetical (h)      1.50%     $1,000.00   $1,017.36       $7.50
----------------------------------------------------------------------------
         Actual                1.50%     $1,000.00   $  978.50       $7.36
    C    -------------------------------------------------------------------
         Hypothetical (h)      1.50%     $1,000.00   $1,017.36       $7.50
----------------------------------------------------------------------------
         Actual                0.50%     $1,000.00   $  983.70       $2.46
    I    -------------------------------------------------------------------
         Hypothetical (h)      0.50%     $1,000.00   $1,022.32       $2.51
----------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.


PORTFOLIO OF INVESTMENTS
7/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 87.6%
---------------------------------------------------------------------------------------------------------------
ISSUER                                                                              SHARES/PAR       VALUE ($)
---------------------------------------------------------------------------------------------------------------
Aerospace - 2.0%
---------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8%, 2014 (n)                                                     $  3,210,000    $  3,177,900
Hawker Beechcraft Acquisition Corp., 9.75%, 2017 (n)                                  7,510,000       7,434,900
Vought Aircraft Industries, Inc., 8%, 2011                                            4,790,000       4,454,700
                                                                                                   ------------
                                                                                                   $ 15,067,500
---------------------------------------------------------------------------------------------------------------
Airlines - 0.4%
---------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                             $    218,626    $    212,066
Continental Airlines, Inc., 6.748%, 2017                                                460,904         447,075
Continental Airlines, Inc., 6.795%, 2018                                              1,474,262       1,415,289
Continental Airlines, Inc., 8.307%, 2018                                              1,049,902       1,060,400
                                                                                                   ------------
                                                                                                   $  3,134,830
---------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.0%
---------------------------------------------------------------------------------------------------------------
Cerveceria Nacional Dominicana, 8%, 2014 (n)                                       $    147,000    $    145,530
---------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.8%
---------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                                    $  3,255,000    $  3,287,548
Propex Fabrics, Inc., 10%, 2012                                                       3,605,000       3,064,248
                                                                                                   ------------
                                                                                                   $  6,351,796
---------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 1.8%
---------------------------------------------------------------------------------------------------------------
Anthracite Ltd., CDO, 6%, 2037 (z)                                                 $  1,500,000    $  1,279,922
Arbor Realty Mortgage Securities, CDO, FRN, 7.66%, 2038 (z)                           1,390,937       1,378,419
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                 1,025,662         830,305
Asset Securitization Corp., FRN, 8.356%, 2029 (z)                                     2,300,000       2,442,151
Babson CLO Ltd., "D", FRN, 6.86%, 2018 (n)                                            1,005,000         934,650
Crest Ltd., 7%, 2040                                                                    993,500         900,210
Falcon Franchise Loan LLC, FRN, 3.777%, 2025 (i)(z)                                   1,812,425         235,434
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.877%, 2030 (i)              4,989,053         114,294
Morgan Stanley Capital I, Inc., 1.41%, 2039 (i)(n)                                    4,926,790         259,426
Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)                                 1,775,000       1,366,750
Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)                                  3,250,000       2,697,500
Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)                                1,813,000       1,359,750
                                                                                                   ------------
                                                                                                   $ 13,798,811
---------------------------------------------------------------------------------------------------------------
Automotive - 4.4%
---------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                        $  4,500,000    $  3,465,000
Ford Motor Credit Co., 9.75%, 2010                                                    9,740,000       9,836,034
Ford Motor Credit Co., 8.625%, 2010                                                   1,255,000       1,219,632
Ford Motor Credit Co., 7%, 2013                                                       1,896,000       1,706,182
Ford Motor Credit Co., 8%, 2016                                                       2,535,000       2,336,307
Ford Motor Credit Co., FRN, 8.11%, 2012                                               1,615,000       1,542,070
General Motors Corp., 8.375%, 2033                                                    8,246,000       6,782,333
Goodyear Tire & Rubber Co., 9%, 2015                                                  2,564,000       2,628,100
TRW Automotive, Inc., 7%, 2014 (n)                                                    3,855,000       3,604,425
TRW Automotive, Inc., 7.25%, 2017 (n)                                                   345,000         310,500
                                                                                                   ------------
                                                                                                   $ 33,430,583
---------------------------------------------------------------------------------------------------------------
Broadcasting - 6.0%
---------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                         $  4,037,000    $  3,936,074
Bonten Media Acquisition Co., 9%, 2015 (n)(p)                                         2,560,000       2,329,600
CanWest MediaWorks LP, 9.25%, 2015 (n)                                                2,025,000       1,964,250
Clear Channel Communications, Inc., 5.5%, 2014                                        5,865,000       4,600,090
Grupo Televisa S.A., 8.5%, 2032                                                       1,368,000       1,671,162
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                                  3,245,000       3,017,850
Intelsat Bermuda Ltd., 11.25%, 2016                                                   5,780,000       6,040,100
Intelsat Bermuda Ltd., FRN, 8.886%, 2015                                              2,050,000       2,060,250
Intelsat Ltd., 0% to 2010, 9.25% to 2015                                              1,745,000       1,369,825
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                    1,260,000       1,263,150
ION Media Networks, Inc., FRN, 11.61%, 2013 (n)                                       3,370,000       3,403,700
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                                     4,375,000       3,981,250
LBI Media, Inc., 8.5%, 2017 (z)                                                       1,895,000       1,838,150
Univision Communications, Inc., 9.75%, 2015 (n)(p)                                    9,305,000       8,467,550
                                                                                                   ------------
                                                                                                   $ 45,943,001
---------------------------------------------------------------------------------------------------------------
Building - 1.7%
---------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., FRN, 9.61%, 2012                                       $    615,000    $    605,775
C10 Capital SPV Ltd., 6.722% to 2016, FRN to 2049 (n)                                   515,000         484,950
Interface, Inc., 10.375%, 2010                                                          864,000         898,560
Interface, Inc., 9.5%, 2014                                                           1,055,000       1,097,200
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                     6,598,000       4,024,780
Nortek Holdings, Inc., 8.5%, 2014                                                     2,624,000       2,256,640
Ply Gem Industries, Inc., 9%, 2012                                                    4,720,000       3,764,200
                                                                                                   ------------
                                                                                                   $ 13,132,105
---------------------------------------------------------------------------------------------------------------
Business Services - 1.3%
---------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 10.75%, 2016 (n)                                             $  2,245,000    $  2,346,025
SunGard Data Systems, Inc., 10.25%, 2015                                              7,270,000       7,270,000
                                                                                                   ------------
                                                                                                   $  9,616,025
---------------------------------------------------------------------------------------------------------------
Cable TV - 2.6%
---------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                                      $  5,892,000    $  5,892,000
CCH II Holdings LLC, 10.25%, 2010                                                     2,960,000       3,011,800
CCO Holdings LLC, 8.75%, 2013                                                         2,035,000       2,014,650
CSC Holdings, Inc., 6.75%, 2012                                                       2,085,000       1,892,138
Kabel Deutschland GmbH, 10.625%, 2014                                                 1,635,000       1,692,225
NTL Cable PLC, 9.125%, 2016                                                           2,924,000       2,953,240
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014 (n)                            2,761,000       2,650,560
                                                                                                   ------------
                                                                                                   $ 20,106,613
---------------------------------------------------------------------------------------------------------------
Chemicals - 3.0%
---------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875%, 2014                                                       $  2,890,000    $  2,904,450
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                         4,981,000       4,196,493
Koppers, Inc., 9.875%, 2013                                                           2,575,000       2,729,500
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                8,215,000       7,783,713
Mosaic Co., 7.625%, 2016 (n)                                                          3,050,000       3,065,250
Nalco Co., 8.875%, 2013                                                               2,670,000       2,629,950
                                                                                                   ------------
                                                                                                   $ 23,309,356
---------------------------------------------------------------------------------------------------------------
Construction - 0.1%
---------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (n)                              $    700,000    $    707,000
---------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.8%
---------------------------------------------------------------------------------------------------------------
Affinion Group, Inc., 11.5%, 2015                                                  $  2,305,000    $  2,316,525
Corrections Corp. of America, 6.25%, 2013                                             2,400,000       2,262,000
Del Laboratories, Inc., 8%, 2012                                                      3,275,000       2,931,125
GEO Group, Inc., 8.25%, 2013                                                          2,465,000       2,428,025
Jarden Corp., 7.5%, 2017                                                              2,945,000       2,650,500
Kar Holdings, Inc., 10%, 2015 (n)                                                     8,115,000       7,141,200
Realogy Corp., 10.5%, 2014 (n)                                                          290,000         268,250
Realogy Corp., 12.375%, 2015 (n)                                                      8,440,000       6,752,000
Service Corp. International, 7.375%, 2014                                             1,485,000       1,444,163
Service Corp. International, 6.75%, 2015 (n)                                            765,000         703,800
Service Corp. International, 7%, 2017                                                 3,615,000       3,289,650
Visant Holding Corp., 8.75%, 2013                                                     3,350,000       3,316,500
Vitro S.A., 8.625%, 2012 (n)                                                            204,000         197,880
Vitro S.A., 9.125%, 2017 (n)                                                            907,000         870,720
                                                                                                   ------------
                                                                                                   $ 36,572,338
---------------------------------------------------------------------------------------------------------------
Containers - 1.1%
---------------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, 9.875%, 2014                                              $  3,190,000    $  2,998,600
Greif, Inc., 6.75%, 2017                                                              2,185,000       2,081,213
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                     3,570,000       3,587,850
                                                                                                   ------------
                                                                                                   $  8,667,663
---------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.7%
---------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 6.125%, 2014                                             $  1,500,000    $  1,391,250
L-3 Communications Corp., 5.875%, 2015                                                4,415,000       4,017,650
                                                                                                   ------------
                                                                                                   $  5,408,900
---------------------------------------------------------------------------------------------------------------
Electronics - 2.3%
---------------------------------------------------------------------------------------------------------------
Avago Technologies Finance, 11.875%, 2015                                          $  2,285,000    $  2,502,075
Freescale Semiconductor, Inc., 10.125%, 2016 (n)                                      8,770,000       7,717,600
NXP B.V./NXP Funding LLC, 7.875%, 2014                                                1,075,000         994,375
NXP B.V./NXP Funding LLC, 9.5%, 2015                                                  2,280,000       1,942,275
Spansion LLC, 11.25%, 2016 (n)                                                        4,495,000       4,225,300
                                                                                                   ------------
                                                                                                   $ 17,381,625
---------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 2.5%
---------------------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049 (n)                                              $    283,000    $    287,245
Bogota D.C., 9.75%, 2028 (z)                                                    COP 251,000,000         127,054
Codelco, Inc., 5.625%, 2035                                                        $  3,362,000       3,021,362
Gazprom International S.A., 6.212%, 2016                                              2,538,000       2,416,937
Gazprom International S.A., 7.201%, 2020                                              3,580,394       3,663,817
Gazprom International S.A., 6.51%, 2022 (n)                                           2,020,000       1,931,726
Majapahit Holding B.V., 7.75%, 2016 (n)                                                 309,000         298,958
Majapahit Holding B.V., 7.25%, 2017 (n)                                                 723,000         670,583
Majapahit Holding B.V., 7.875%, 2037 (n)                                              1,878,000       1,723,065
National Power Corp., 6.875%, 2016 (n)                                                  317,000         303,924
OAO Gazprom, 9.625%, 2013                                                             1,340,000       1,524,250
Pemex Project Funding Master Trust, 8.625%, 2022                                      2,129,000       2,533,101
Pemex Project Funding Master Trust, 9.5%, 2027                                          507,000         662,903
                                                                                                   ------------
                                                                                                   $ 19,164,925
---------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 5.3%
---------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 6%, 2017                                            $    874,000    $    846,469
Federative Republic of Brazil, 8%, 2018                                               4,263,000       4,623,224
Federative Republic of Brazil, 7.125%, 2037                                           1,983,000       2,089,091
Federative Republic of Brazil, CLN, 6%, 2009 (z)                                BRL   4,111,408       2,157,473
Republic of Argentina, 5.475%, 2012                                                $  1,724,250       1,571,137
Republic of Argentina, 7%, 2013                                                       3,000,000       2,661,583
Republic of Argentina, 7%, 2015                                                       1,951,000       1,582,586
Republic of Argentina, 8.28%, 2033                                                    1,101,749         930,978
Republic of Argentina, FRN, 0%, 2033                                            ARS   1,219,000         490,956
Republic of Argentina, FRN, 0.624%, 2035 (i)                                       $  5,800,000         754,000
Republic of Colombia, 7.375%, 2037                                                    1,141,000       1,215,165
Republic of Colombia, FRN, 7.16%, 2015                                                  511,000         536,550
Republic of El Salvador, 8.25%, 2032                                                  1,475,000       1,755,250
Republic of El Salvador, 7.65%, 2035 (n)                                                386,000         428,460
Republic of Indonesia, 6.625%, 2037                                                     393,000         357,718
Republic of Indonesia, CLN, 12.5%, 2013 (z)                                           1,972,000       1,899,864
Republic of Panama, 6.7%, 2036                                                        1,802,000       1,783,980
Republic of Peru, 6.55%, 2037                                                         1,456,000       1,430,520
Republic of Philippines, 8%, 2016                                                       329,000         347,918
Republic of Philippines, 7.5%, 2024                                                     930,000         960,225
Republic of Philippines, 9.5%, 2030                                                     234,000         293,366
Republic of Philippines, 7.75%, 2031                                                  1,405,000       1,487,544
Republic of Turkey, 7.25%, 2015                                                       1,249,000       1,267,735
Republic of Turkey, 6.875%, 2036                                                      2,042,000       1,899,060
Republic of Uruguay, 9.25%, 2017                                                        420,000         491,400
Republic of Uruguay, 8%, 2022                                                         1,882,000       2,041,970
Republic of Venezuela, 7%, 2018                                                       2,325,000       2,094,825
Republic of Venezuela, 6%, 2020                                                         650,000         524,875
Republica Orient Uruguay, 7.625%, 2036                                                  236,000         251,340
United Mexican States, 8.3%, 2031                                                     1,218,000       1,506,666
                                                                                                   ------------
                                                                                                   $ 40,281,928
---------------------------------------------------------------------------------------------------------------
Energy - Independent - 3.5%
---------------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 8.875%, 2017 (n)                                           $  3,975,000    $  3,617,250
Chesapeake Energy Corp., 6.375%, 2015                                                 3,840,000       3,604,800
Chesapeake Energy Corp., 6.875%, 2016                                                 2,115,000       2,014,538
Energy Partners Ltd., 9.75%, 2014 (n)                                                 1,875,000       1,781,250
Forest Oil Corp., 7.25%, 2019 (n)                                                     1,860,000       1,734,450
Hilcorp Energy I LP, 7.75%, 2015 (n)                                                    995,000         930,325
Hilcorp Energy I LP, 9%, 2016 (n)                                                     3,010,000       2,994,950
Mariner Energy, Inc., 8%, 2017                                                        2,285,000       2,147,900
Newfield Exploration Co., 6.625%, 2014                                                2,255,000       2,153,525
Plains Exploration & Production Co., 7%, 2017                                         3,545,000       3,163,913
Quicksilver Resources, Inc., 7.125%, 2016                                             3,125,000       2,898,438
                                                                                                   ------------
                                                                                                   $ 27,041,339
---------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
---------------------------------------------------------------------------------------------------------------
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)                              $    674,000    $    668,210
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                   1,870,000       1,877,013
                                                                                                   ------------
                                                                                                   $  2,545,223
---------------------------------------------------------------------------------------------------------------
Entertainment - 0.8%
---------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8%, 2014                                                  $    615,000    $    561,188
AMC Entertainment, Inc., 11%, 2016                                                    1,825,000       1,884,313
HRP Myrtle Beach Operations, FRN, 10.07%, 2012 (z)                                    1,845,000       1,868,063
Marquee Holdings, Inc., 0% to 2009, 12% to 2014                                       2,585,000       2,197,250
                                                                                                   ------------
                                                                                                   $  6,510,814
---------------------------------------------------------------------------------------------------------------
Financial Institutions - 1.9%
---------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                      $  5,008,000    $  4,656,934
General Motors Acceptance Corp., 6.75%, 2014                                          8,723,000       7,839,945
General Motors Acceptance Corp., 8%, 2031                                             1,885,000       1,770,168
                                                                                                   ------------
                                                                                                   $ 14,267,047
---------------------------------------------------------------------------------------------------------------
Food & Beverages - 1.3%
---------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (n)                                                      $  5,345,000    $  5,037,663
B&G Foods Holding Corp., 8%, 2011                                                     1,525,000       1,479,250
Del Monte Corp., 6.75%, 2015                                                          2,180,000       1,972,900
Michael Foods, Inc., 8%, 2013                                                         1,400,000       1,358,000
                                                                                                   ------------
                                                                                                   $  9,847,813
---------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.6%
---------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 7.4%, 2018                                             $  1,870,000    $  1,421,200
Buckeye Technologies, Inc., 8%, 2010                                                  2,355,000       2,355,000
Jefferson Smurfit Corp., 8.25%, 2012                                                  2,949,000       2,838,413
JSG Funding PLC, 7.75%, 2015                                                          1,365,000       1,303,575
MDP Acquisitions PLC, 9.625%, 2012                                                       70,000          73,150
Millar Western Forest Products, 7.75%, 2013                                           4,830,000       4,033,050
                                                                                                   ------------
                                                                                                   $ 12,024,388
---------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 5.8%
---------------------------------------------------------------------------------------------------------------
Cap Cana S.A., 9.625%, 2013                                                        $  1,130,000    $  1,152,374
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)                                2,595,000       2,238,188
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                            725,000         696,000
Greektown Holdings, 10.75%, 2013 (n)                                                  2,610,000       2,675,250
Harrah's Entertainment, Inc., 5.75%, 2017                                             9,565,000       6,791,150
Harrah's Operating Co., Inc., 5.375%, 2013                                            2,245,000       1,683,750
Majestic Star Casino LLC, 9.75%, 2011                                                 4,045,000       3,802,300
Mandalay Resort Group, 9.375%, 2010                                                   1,000,000       1,022,500
MGM Mirage, Inc., 8.375%, 2011                                                        5,280,000       5,346,000
MGM Mirage, Inc., 5.875%, 2014                                                        1,975,000       1,728,125
MTR Gaming Group, Inc., 9%, 2012                                                        970,000         994,250
NCL Corp. Ltd., 10.625%, 2014                                                         2,140,000       2,011,600
Pinnacle Entertainment, Inc., 8.25%, 2012                                             1,950,000       1,969,500
Station Casinos, Inc., 6.5%, 2014                                                     5,335,000       4,521,413
Wimar Opco LLC, 9.625%, 2014 (n)                                                      5,320,000       4,468,800
Wynn Las Vegas LLC, 6.625%, 2014                                                      3,410,000       3,162,775
                                                                                                   ------------
                                                                                                   $ 44,263,975
---------------------------------------------------------------------------------------------------------------
Industrial - 0.8%
---------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                                         $  2,415,000    $  2,270,100
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                     3,545,000       3,651,350
                                                                                                   ------------
                                                                                                   $  5,921,450
---------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.4%
---------------------------------------------------------------------------------------------------------------
USI Holdings Corp., 9.75%, 2015 (n)                                                $  3,650,000    $  3,467,500
---------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.3%
---------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                            $  1,115,000    $  1,098,275
Case New Holland, Inc., 7.125%, 2014                                                  1,160,000       1,133,900
                                                                                                   ------------
                                                                                                   $  2,232,175
---------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 7.4%
---------------------------------------------------------------------------------------------------------------
Accellent, Inc., 10.5%, 2013                                                       $  4,160,000    $  3,993,600
Advanced Medical Optics, Inc., 7.5%, 2017                                             2,920,000       2,657,200
Community Health Systems, Inc., 8.875%, 2015 (n)                                      4,980,000       4,836,825
Cooper Cos., Inc., 7.125%, 2015                                                       2,980,000       2,868,250
DaVita, Inc., 6.625%, 2013                                                              860,000         821,300
DaVita, Inc., 7.25%, 2015                                                             5,645,000       5,348,638
Hanger Orthopedic Group, 10.25%, 2014                                                 1,845,000       1,909,575
HCA, Inc., 9%, 2014                                                                   4,680,000       4,536,956
HCA, Inc., 6.375%, 2015                                                               2,580,000       1,999,500
HCA, Inc., 9.25%, 2016 (n)                                                            8,115,000       8,054,138
HealthSouth Corp., 10.75%, 2016                                                       3,655,000       3,691,550
Omnicare, Inc., 6.875%, 2015                                                          2,510,000       2,265,275
Psychiatric Solutions, Inc., 7.75%, 2015                                              3,080,000       2,926,000
Surgical Care Affiliates, Inc., 10%, 2017 (n)                                         2,815,000       2,807,963
U.S. Oncology, Inc., 10.75%, 2014                                                     3,040,000       3,070,400
Universal Hospital Services, Inc., 8.5%, 2015 (n)                                     1,910,000       1,723,775
Universal Hospital Services, Inc., FRN, 8.759%, 2015 (n)                                590,000         550,175
VWR Funding, Inc., 10.25%, 2015 (n)                                                   3,000,000       2,812,500
                                                                                                   ------------
                                                                                                   $ 56,873,620
---------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.4%
---------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                              $  4,670,000    $  4,249,700
Chaparral Steel Co., 10%, 2013                                                        1,725,000       1,901,813
FMG Finance Ltd., 10.625%, 2016 (n)                                                   5,525,000       6,326,125
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                                     2,530,000       2,650,175
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                                    4,345,000       4,562,250
Peabody Energy Corp., 5.875%, 2016                                                    1,675,000       1,482,375
Peabody Energy Corp., 7.375%, 2016                                                    1,635,000       1,598,213
PNA Group, Inc., 10.75%, 2016 (n)                                                     2,930,000       3,135,100
                                                                                                   ------------
                                                                                                   $ 25,905,751
---------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
---------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                 $  3,000,000    $  2,776,800
---------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.8%
---------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                           $  2,955,000    $  2,910,675
El Paso Performance-Linked Trust, CLN, 7.75%, 2011 (n)                                2,305,000       2,368,388
Intergas Finance B.V., 6.875%, 2011 (n)                                               1,337,000       1,350,370
Intergas Finance B.V., 6.375%, 2017 (n)                                               1,116,000       1,054,620
Williams Cos., Inc., 7.125%, 2011                                                     1,060,000       1,060,000
Williams Cos., Inc., 8.75%, 2032                                                      2,000,000       2,210,000
Williams Partners LP, 7.25%, 2017                                                     2,750,000       2,667,500
                                                                                                   ------------
                                                                                                   $ 13,621,553
---------------------------------------------------------------------------------------------------------------
Network & Telecom - 1.7%
---------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                $  2,820,000    $  2,679,000
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                       1,270,000       1,257,300
Qwest Capital Funding, Inc., 7.25%, 2011                                              2,015,000       1,962,106
Qwest Corp., 7.875%, 2011                                                             1,400,000       1,421,000
Qwest Corp., 8.875%, 2012                                                               465,000         488,831
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                       1,425,000       1,457,063
Windstream Corp., 8.625%, 2016                                                        3,190,000       3,229,875
Windstream Corp., 7%, 2019                                                              660,000         594,000
                                                                                                   ------------
                                                                                                   $ 13,089,175
---------------------------------------------------------------------------------------------------------------
Oil Services - 0.8%
---------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                          $  1,870,000    $  1,701,700
Bristow Group, Inc., 7.5%, 2017 (n)                                                   1,185,000       1,173,150
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017                              1,730,000       1,686,750
Hanover Compressor Co., 9%, 2014                                                      1,120,000       1,234,800
                                                                                                   ------------
                                                                                                   $  5,796,400
---------------------------------------------------------------------------------------------------------------
Oils - 0.1%
---------------------------------------------------------------------------------------------------------------
Petroleos de Venezuela S.A., 5.25%, 2017                                           $  1,327,000    $    990,606
---------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 1.4%
---------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (n)                                                    $  1,115,000    $  1,134,513
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                     1,136,000       1,185,700
CenterCredit International B.V., 8.625%, 2014 (n)                                     1,883,000       1,788,850
HSBK Europe B.V., 7.25%, 2017 (n)                                                     2,068,000       1,949,090
ICICI Bank Ltd., FRN, 6.375%, 2022 (n)                                                  331,000         314,195
RSHB Capital S.A., 7.175%, 2013 (n)                                                     212,000         217,576
Russian Standard Finance S.A., 8.125%, 2008 (n)                                         869,000         860,310
Russian Standard Finance S.A., 7.5%, 2010 (n)                                           108,000         100,440
Russian Standard Finance S.A., 7.5%, 2010                                               709,000         659,370
Russian Standard Finance S.A., 8.625%, 2011 (n)                                         643,000         607,635
Turanalem Finance B.V., 8.25%, 2037 (n)                                               1,004,000         888,540
VTB Capital S.A., 7.5%, 2011                                                          1,066,000       1,110,314
                                                                                                   ------------
                                                                                                   $ 10,816,533
---------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%
---------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                                 $  2,587,000    $  2,522,325
---------------------------------------------------------------------------------------------------------------
Printing & Publishing - 3.0%
---------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                      $  5,182,000    $  4,715,620
Dex Media West LLC, 9.875%, 2013                                                        610,000         640,500
Dex Media, Inc., 0% to 2008, 9% to 2013                                               3,250,000       2,925,000
Dex Media, Inc., 0% to 2008, 9% to 2013                                               2,465,000       2,218,500
Idearc, Inc., 8%, 2016                                                                6,090,000       5,770,275
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016 (n)                                    7,065,000       4,627,575
R.H. Donnelley Corp., 8.875%, 2016                                                    2,460,000       2,392,350
                                                                                                   ------------
                                                                                                   $ 23,289,820
---------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
---------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                     $    665,000    $    701,575
---------------------------------------------------------------------------------------------------------------
Retailers - 1.4%
---------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                                  $  1,935,000    $  1,789,875
Couche-Tard, Inc., 7.5%, 2013                                                           945,000         930,825
Eye Care Centers of America, 10.75%, 2015                                             1,105,000       1,209,975
Neiman Marcus Group, Inc., 9%, 2015                                                   1,835,000       1,912,988
Neiman Marcus Group, Inc., 10.375%, 2015                                              1,000,000       1,052,500
Rite Aid Corp., 9.5%, 2017 (n)                                                        4,175,000       3,694,875
                                                                                                   ------------
                                                                                                   $ 10,591,038
---------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.3%
---------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 9.25%, 2015 (n)                                             $  5,415,000    $  4,765,200
Claire's Stores, Inc., 10.5%, 2017 (n)                                                1,915,000       1,512,850
Michaels Stores, Inc., 11.375%, 2016 (n)                                              2,280,000       2,200,200
Payless ShoeSource, Inc., 8.25%, 2013                                                 1,155,000       1,120,350
                                                                                                   ------------
                                                                                                   $  9,598,600
---------------------------------------------------------------------------------------------------------------
Supermarkets - 0.5%
---------------------------------------------------------------------------------------------------------------
Stater Brothers Holdings, Inc., 7.75%, 2015 (n)                                    $  1,975,000    $  1,836,750
SUPERVALU, Inc., 7.5%, 2014                                                           2,105,000       2,010,275
                                                                                                   ------------
                                                                                                   $  3,847,025
---------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.9%
---------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                     $  1,305,000    $  1,368,619
Globo Comunicacoes e Participacoes S.A., 7.25%, 2022 (n)                              1,230,000       1,122,375
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                              1,265,000       1,239,700
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                       3,270,000       3,368,100
                                                                                                   ------------
                                                                                                   $  7,098,794
---------------------------------------------------------------------------------------------------------------
Transportation - 0.4%
---------------------------------------------------------------------------------------------------------------
Autopistas del Sol S.A., 11.5%, 2017 (n)                                           $  1,326,000    $  1,286,220
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)                                          346,000         224,900
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013 (n)                                    1,419,000       1,419,000
                                                                                                   ------------
                                                                                                   $  2,930,120
---------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.5%
---------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                          $  3,615,000    $  3,615,000
---------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.7%
---------------------------------------------------------------------------------------------------------------
AES Corp., 9.375%, 2010                                                            $  2,840,000    $  2,911,000
CESP - Companhia Energetica de Sao Paulo, 9.25%, 2013 (n)                               123,000         132,533
CESP - Companhia Energetica de Sao Paulo, 9.25%, 2013                                   300,000         323,250
Edison Mission Energy, 7%, 2017 (n)                                                   7,670,000       6,922,175
Edison Mission Energy, 7.625%, 2027 (n)                                                 505,000         440,612
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                       93,000         102,533
Enersis S.A., 7.375%, 2014                                                            1,693,000       1,752,506
Intergen N.V., 9%, 2017 (z)                                                           1,610,000       1,585,850
ISA Capital do Brasil S.A., 7.875%, 2012 (n)                                            754,000         749,476
ISA Capital do Brasil S.A., 8.8%, 2017 (n)                                            1,530,000       1,541,475
Mirant Americas Generation LLC, 8.3%, 2011                                            1,900,000       1,862,000
Mirant Americas Generation, Inc., 8.5%, 2021                                          1,250,000       1,190,625
Mirant North American LLC, 7.375%, 2013                                               3,000,000       2,985,000
NGC Corp. Capital Trust, 8.316%, 2027                                                 1,975,000       1,718,250
NRG Energy, Inc., 7.375%, 2016                                                        7,450,000       7,189,250
Reliant Energy, Inc., 7.875%, 2017                                                    4,470,000       4,246,500
                                                                                                   ------------
                                                                                                   $ 35,653,035
---------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $696,976,084)                                                        $670,060,023
---------------------------------------------------------------------------------------------------------------
Common Stocks - 1.7%
---------------------------------------------------------------------------------------------------------------
Cable TV - 0.4%
---------------------------------------------------------------------------------------------------------------
Comcast Corp., "A" (a)                                                                   61,700    $  1,620,859
Time Warner Cable, Inc. (a)                                                              33,200       1,268,904
                                                                                                   ------------
                                                                                                   $  2,889,763
---------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.0%
---------------------------------------------------------------------------------------------------------------
Central Garden & Pet Co. (a)                                                             28,000    $    352,240
---------------------------------------------------------------------------------------------------------------
Electronics - 0.1%
---------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                              29,000    $    684,980
---------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.2%
---------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                  17,500    $    595,700
Foundation Coal Holdings, Inc.                                                           34,530       1,203,371
                                                                                                   ------------
                                                                                                   $  1,799,071
---------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.1%
---------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                             8,500    $    724,710
---------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
---------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                  28,000    $    518,560
---------------------------------------------------------------------------------------------------------------
Major Banks - 0.1%
---------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                     7,100    $    336,682
JPMorgan Chase & Co.                                                                      7,100         312,471
                                                                                                   ------------
                                                                                                   $    649,153
---------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.2%
---------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                           40,800    $  1,352,928
---------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%
---------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc. (a)                                                                  29    $          0
---------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.1%
---------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                      25,400    $    819,150
---------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
---------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                        11,400    $    689,700
---------------------------------------------------------------------------------------------------------------
Real Estate - 0.1%
---------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts, Inc., REIT                                                        59,400    $  1,254,528
---------------------------------------------------------------------------------------------------------------
Telephone Services - 0.2%
---------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                         96,100    $  1,322,336
---------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $13,023,498)                                                 $ 13,057,119
---------------------------------------------------------------------------------------------------------------
Floating Rate Loans - 6.4% (g)(r)
---------------------------------------------------------------------------------------------------------------
Automotive - 1.1%
---------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2013                                           $  3,629,126    $  3,411,379
Goodyear Tire & Rubber, Second Lien Term Loan, 2014 (o)                               1,995,680       1,907,122
Mark IV Industries, Inc., Second Lien Term Loan, 11.1%, 2011                          3,190,622       3,073,632
                                                                                                   ------------
                                                                                                   $  8,392,133
---------------------------------------------------------------------------------------------------------------
Broadcasting - 0.3%
---------------------------------------------------------------------------------------------------------------
Gray Television, Inc., Term Loan B, 6.86%, 2014                                    $  1,373,556    $  1,300,586
Univison Communications, Inc., Term Loan B, 2014 (o)                                    876,848         805,779
Univison Communications, Inc., Term Loan B, 2014 (o)                                     56,369          51,800
                                                                                                   ------------
                                                                                                   $  2,158,165
---------------------------------------------------------------------------------------------------------------
Building - 0.6%
---------------------------------------------------------------------------------------------------------------
Building Materials Corp. Second Lien Term Loan, 11.12%, 2014 (o)                   $  2,214,002    $  1,970,462
Roofing Supply Group, Term Loan B, 9.36%, 2013                                        2,311,731       2,242,379
                                                                                                   ------------
                                                                                                   $  4,212,841
---------------------------------------------------------------------------------------------------------------
Cable TV - 0.7%
---------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Term Loan, 7.36%, 2013                               $  1,007,847    $    956,873
CSC Holdings, Inc., Term Loan B, 7.07%, 2013                                          2,248,514       2,152,482
MCC Iowa LLC Mediacom, Term Loan A, 6.84%, 2012                                       2,002,791       1,923,932
                                                                                                   ------------
                                                                                                   $  5,033,287
---------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%
---------------------------------------------------------------------------------------------------------------
Celanese AG, Term Loan, 7.11%, 2014                                                $  2,833,037    $  2,677,220
---------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.1%
---------------------------------------------------------------------------------------------------------------
Jarden Corp., Term Loan B, 2008 (o)                                                $    850,287    $    827,258
---------------------------------------------------------------------------------------------------------------
Containers - 0.5%
---------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                        $    878,788    $    880,985
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                           2,746,212       2,696,437
                                                                                                   ------------
                                                                                                   $  3,577,422
---------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.8%
---------------------------------------------------------------------------------------------------------------
Crimson Exploration, Second Lien Term Loan, 10.57%, 2012                           $  1,888,867    $  1,832,201
Sandridge Energy, Term Loan B, 5.36%, 2015                                            4,673,000       4,532,810
                                                                                                   ------------
                                                                                                   $  6,365,011
---------------------------------------------------------------------------------------------------------------
Food & Beverages - 0.3%
---------------------------------------------------------------------------------------------------------------
Dean Foods, Term Loan B, 6.86%, 2014                                               $  2,513,281    $  2,411,965
---------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.5%
---------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.61%, 2013 (o)                                            $  3,851,778    $  3,702,893
---------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.1%
---------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., Term Loan B, 6.82%, 2014                                      $  1,101,568    $  1,050,621
---------------------------------------------------------------------------------------------------------------
Pollution Control - 0.4%
---------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Letter of Credit, 5.32%, 2012                    $    903,117    $    871,508
Allied Waste North America, Inc., Term Loan B, 7.08%, 2020                            1,998,921       1,932,297
                                                                                                   ------------
                                                                                                   $  2,803,805
---------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
---------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.36%, 2014                                             $  3,423,005    $  3,261,364
---------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.3%
---------------------------------------------------------------------------------------------------------------
Michaels Stores, Term Loan B, 7.62%, 2013                                          $  2,632,191    $  2,444,649
---------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $50,938,426)                                           $ 48,918,634
---------------------------------------------------------------------------------------------------------------
Preferred Stocks - 0.3%
---------------------------------------------------------------------------------------------------------------
Broadcasting - 0.3%
---------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75% (p)                                       1,975    $  2,142,875
---------------------------------------------------------------------------------------------------------------
Real Estate - 0.0%
---------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", REIT, 8.75%                                                   1,375    $     34,238
---------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (IDENTIFIED COST, $1,980,343)                                               $  2,177,113
---------------------------------------------------------------------------------------------------------------
Money Market Funds (v) - 2.0%
---------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.35%, at Cost and Net Asset Value       $ 15,357,484    $ 15,357,484
---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $778,275,835) (k)                                              $ 749,570,373
---------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.0%                                                                15,049,158
---------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                $764,619,531
---------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS OUTSTANDING AT 7/31/07
                                                                                                    UNREALIZED
                                                                                  EXPIRATION       APPRECIATION
DESCRIPTION                               CONTRACTS             VALUE                DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)                    132              14,528,250            Sep-07           $104,726
                                                                                                     ========
SWAP AGREEMENTS AT 7/31/07
                                                                                                    UNREALIZED
                  NOTIONAL                                            CASH FLOWS     CASH FLOWS    APPRECIATION
EXPIRATION         AMOUNT         COUNTERPARTY                        TO RECEIVE       TO PAY     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09     USD  2,300,000   JPMorgan Chase Bank                         4.1%            (1)        $ 110,082
                                                                     (fixed rate)
6/20/09     USD  1,150,000   JPMorgan Chase Bank                         4.8%            (1)          (30,010)
                                                                     (fixed rate)
9/20/12     USD  2,300,000   Goldman Sachs International                 3.75%           (2)         (113,290)
                                                                     (fixed rate)
6/20/12     USD  2,300,000   Morgan Stanley Capital Services, Inc.       3.76%           (3)         (279,354)
                                                                     (fixed rate)
6/20/12     USD  1,150,000   Morgan Stanley Capital Services, Inc.       4.15%           (3)         (123,610)
                                                                     (fixed rate)
6/20/12     USD  2,300,000   Goldman Sachs International                  (4)           1.49%         151,370
                                                                     (fixed rate)
9/20/12     USD  2,300,000   Goldman Sachs International                 3.72%           (5)          (36,165)
                                                                     (fixed rate)
3/1/17      USD    385,000   JPMorgan Chase Bank                          (6)           0.78%             866
                                                                                    (fixed rate)
3/20/17     USD    385,000   JPMorgan Chase Bank                          (6)           0.80%             295
                                                                                    (fixed rate)
3/20/17     USD    380,000   Merrill Lynch International                  (6)           0.81%               9
                                                                                    (fixed rate)
                                                                                                    ---------
                                                                                                    $(319,807)
                                                                                                    =========

(1) Fund to pay notional amount upon a defined credit default event by Abitibi Consolidated, 8.375%, 4/01/15.
(2) Fund to pay notional amount upon a defined credit default event by Allied Waste North America, Inc., 7.375%, 4/15/14.
(3) Fund to pay notional amount upon a defined credit default event by Bowater, Inc., 6.5%, 6/15/13.
(4) Fund to receive notional amount upon a defined credit default event by Constellation Brands, 8%, 2/15/08.
(5) Fund to pay notional amount upon a defined credit default event by Owens-Illinois, Inc., 7.85%, 5/15/18.
(6) Fund to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375%, 8/01/10.

At July 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(a) Non-income producing security.
(e) The rate shown represents a current effective yield.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest no notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $645,905,174 and 86.17% of market value. An independent pricing service provided an evaluated bid for 82.78% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $199,189,089, representing 26.05% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                          CURRENT
                                                       ACQUISITION       ACQUISITION       MARKET      TOTAL % OF
RESTRICTED SECURITIES                                      DATE              COST          VALUE       NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Anthracite Ltd., CDO, 6%, 2037                           5/14/02          $  968,128     $1,279,922
Arbor Realty Mortgage Securities, CDO,
FRN, 7.66%, 2038                                        12/20/05           1,390,937      1,378,419
Asset Securitization Corp., FRN, 8.356%, 2029            1/25/05           1,985,098      2,442,151
Bogota D.C., 9.75%, 2028                                 7/23/07             130,705        127,054
Falcon Franchise Loan LLC, FRN, 3.777%, 2025             1/29/03             272,219        235,434
Federative Republic of Brazil, CLN, 6%, 2009             6/16/06           1,664,570      2,157,473
HRP Myrtle Beach Operations, FRN, 10.07%, 2012           3/23/06           1,845,000      1,868,063
Intergen N.V., 9%, 2017                                  7/24/07           1,596,945      1,585,850
LBI Media, Inc., 8.5%, 2017                              7/19/07           1,863,782      1,838,150
Preferred Term Securities XII Ltd., 9.8%, 2033           1/07/05           1,863,750      1,366,750
Preferred Term Securities XVI Ltd., 14%, 2035      12/08/04 - 1/25/05      3,274,750      2,697,500
Preferred Term Securities XVII Ltd., 9.3%, 2035          3/09/05           1,813,000      1,359,750
Republic of Indonesia, CLN, 12.5%, 2013                  2/20/07           1,874,608      1,899,864
-----------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                             $20,236,380       2.6%
                                                                                        =========================

The following abbreviations are used in this report and are defined:

CDO     Collateralized Debt Obligation
CLN     Credit-Linked Note
CLO     Collateralized Loan Obligation
FRN Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT    Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS     Argentine Peso
BRL     Brazilian Real
COP     Colombian Peso

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 7/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $778,275,835)                 $749,570,373
Cash                                                                         7,040
Foreign currency, at value (identified cost, $271,353)                     271,573
Receivable for daily variation margin on open futures contracts             57,750
Receivable for investments sold                                          9,177,224
Receivable for fund shares sold                                          6,008,451
Interest and dividends receivable                                       14,622,688
Receivable from investment adviser                                         256,531
Unrealized appreciation on credit default swaps                            262,622
Other assets                                                                 4,950
---------------------------------------------------------------------------------------------------
Total assets                                                                           $780,239,202
---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Distributions payable                                                   $5,099,996
Payable for investments purchased                                        6,400,076
Payable for fund shares reacquired                                       3,219,460
Unrealized depreciation on credit default swaps                            582,429
Payable to affiliates
  Management fee                                                            41,542
  Shareholder servicing costs                                              174,088
  Distribution and service fees                                             42,086
  Administrative services fee                                                1,550
Payable for independent trustees' compensation                              10,573
Accrued expenses and other liabilities                                      47,871
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $15,619,671
---------------------------------------------------------------------------------------------------
Net assets                                                                             $764,619,531
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid-in capital                                                       $784,482,005
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies            (28,919,791)
Accumulated net realized gain (loss) on investments                      8,874,560
Undistributed net investment income                                        182,757
---------------------------------------------------------------------------------------------------
Net assets                                                                             $764,619,531
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               105,684,650
---------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
---------------------------------------------------------------------------------------------------
  Net assets                                                          $503,532,979
  Shares outstanding                                                    69,623,380
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $7.23
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25 X net asset value per share)                            $7.59
---------------------------------------------------------------------------------------------------
Class B shares
---------------------------------------------------------------------------------------------------
  Net assets                                                          $107,407,288
  Shares outstanding                                                    14,803,858
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $7.26
---------------------------------------------------------------------------------------------------
Class C shares
---------------------------------------------------------------------------------------------------
  Net assets                                                          $103,762,143
  Shares outstanding                                                    14,377,091
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $7.22
---------------------------------------------------------------------------------------------------
Class I shares
---------------------------------------------------------------------------------------------------
  Net assets                                                           $49,917,121
  Shares outstanding                                                     6,880,321
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                             $7.26
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 7/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Income
  Interest                                                        $32,505,590
  Dividends                                                         1,060,757
  Foreign taxes withheld                                               (2,166)
----------------------------------------------------------------------------------------------------
Total investment income                                                                  $33,564,181
----------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                   $2,594,508
  Distribution and service fees                                     2,027,368
  Shareholder servicing costs                                         444,677
  Administrative services fee                                          74,062
  Independent trustees' compensation                                   10,477
  Custodian fee                                                        50,384
  Shareholder communications                                           49,489
  Auditing fees                                                        30,983
  Legal fees                                                            8,392
  Miscellaneous                                                        55,017
----------------------------------------------------------------------------------------------------
Total expenses                                                                            $5,345,357
----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (24,769)
  Reduction of expenses by investment adviser                      (1,322,216)
----------------------------------------------------------------------------------------------------
Net expenses                                                                              $3,998,372
----------------------------------------------------------------------------------------------------
Net investment income                                                                    $29,565,809
----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                          $11,007,982
  Futures contracts                                                   (556,163)
  Swap transactions                                                    146,761
  Foreign currency transactions                                         27,888
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                  $10,626,468
----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                     $(56,807,069)
  Futures contracts                                                    544,466
  Swap transactions                                                   (348,782)
  Translation of assets and liabilities in foreign currencies              972
----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                               $(56,610,413)
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                        $(45,983,945)
----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $(16,418,136)
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED       YEAR ENDED
                                                                      7/31/07          1/31/07
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS
FROM OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income                                             $29,565,809      $48,578,791
Net realized gain (loss) on investments and foreign
currency transactions                                              10,626,468        8,650,238
Net unrealized gain (loss) on investments and foreign
currency translation                                              (56,610,413)      17,837,264
----------------------------------------------------------------------------------------------
Change in net assets from operations                             $(16,418,136)     $75,066,293
----------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(18,888,069)    $(30,978,000)
  Class B                                                          (4,076,156)      (8,758,040)
  Class C                                                          (3,652,865)      (6,910,379)
  Class I                                                          (2,452,649)      (4,015,222)

From net realized gain on investments and foreign
currency transactions
  Class A                                                            (523,890)              --
  Class B                                                            (119,633)              --
  Class C                                                            (110,242)              --
  Class I                                                             (66,725)              --
----------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(29,890,229)    $(50,661,641)
----------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $37,745,273     $145,046,575
----------------------------------------------------------------------------------------------
Redemption fees                                                           $--          $12,674
----------------------------------------------------------------------------------------------
Total change in net assets                                        $(8,563,092)    $169,463,901
----------------------------------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------------------------------
At beginning of period                                            773,182,623      603,718,722
At end of period (including undistributed net investment
income of $182,757 and accumulated distributions in excess
of net investment income of $313,313)                            $764,619,531     $773,182,623
----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                               SIX MONTHS                                 YEARS ENDED 1/31
                                                    ENDED        -----------------------------------------------------------------
CLASS A                                           7/31/07            2007           2006           2005           2004        2003
                                              (UNAUDITED)
Net asset value, beginning of period                $7.66           $7.40          $7.63          $7.65          $6.61       $7.08
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.27           $0.56          $0.56          $0.57          $0.60       $0.62
  Net realized and unrealized gain (loss)
  on investments and foreign currency               (0.41)           0.28          (0.16)          0.08           1.05       (0.43)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $(0.14)          $0.84          $0.40          $0.65          $1.65       $0.19
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.28)         $(0.58)        $(0.59)        $(0.59)        $(0.61)     $(0.66)
  From net realized gain on investments             (0.01)             --          (0.04)         (0.08)            --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.29)         $(0.58)        $(0.63)        $(0.67)        $(0.61)     $(0.66)
----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $--           $0.00(w)       $0.00(w)       $0.00(w)         $--         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.23           $7.66          $7.40          $7.63          $7.65       $6.61
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          (1.95)(n)       11.89           5.55           8.98          26.04        2.95
----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET
ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)                1.18(a)         1.27           1.29           1.29           1.34        1.37
Expenses after expense reductions (f)                0.85(a)         0.85           0.85           0.87           1.01        1.01
Net investment income                                7.09(a)         7.53           7.51           7.62           8.21        9.35
Portfolio turnover                                     40              85             66             69             98         104
Net assets at end of period (000 Omitted)        $503,533        $488,673       $338,568       $278,886       $150,334     $70,892
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                                 YEARS ENDED 1/31
                                                    ENDED        -----------------------------------------------------------------
CLASS B                                           7/31/07            2007           2006           2005           2004        2003
                                              (UNAUDITED)

Net asset value, beginning of period                $7.68           $7.42          $7.65          $7.67          $6.63       $7.09
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.25           $0.52          $0.51          $0.53          $0.55       $0.58
  Net realized and unrealized gain (loss)
  on investments and foreign currency               (0.40)           0.28          (0.16)          0.07           1.06       (0.43)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $(0.15)          $0.80          $0.35          $0.60          $1.61       $0.15
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.26)         $(0.54)        $(0.54)        $(0.54)        $(0.57)     $(0.61)
  From net realized gain on investments             (0.01)             --          (0.04)         (0.08)            --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.27)         $(0.54)        $(0.58)        $(0.62)        $(0.57)     $(0.61)
----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $--           $0.00(w)       $0.00(w)       $0.00(w)         $--         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.26           $7.68          $7.42          $7.65          $7.67       $6.63
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          (2.12)(n)       11.17           4.87           8.28          25.19        2.43
----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET
ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.83(a)         1.92           1.94           1.94           1.99        2.02
Expenses after expense reductions(f)                 1.50(a)         1.50           1.50           1.52           1.66        1.66
Net investment income                                6.50(a)         6.91           6.88           7.03           7.61        8.75
Portfolio turnover                                     40              85             66             69             98         104
Net assets at end of period (000 Omitted)        $107,407        $124,393       $125,667       $151,711       $140,348     $72,321
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                                 YEARS ENDED 1/31
                                                    ENDED        -----------------------------------------------------------------
CLASS C                                           7/31/07            2007           2006           2005           2004        2003
                                              (UNAUDITED)

Net asset value, beginning of period                $7.64           $7.38          $7.61          $7.63          $6.60       $7.07
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.25           $0.51          $0.51          $0.52          $0.54       $0.57
  Net realized and unrealized gain (loss)
  on investments and foreign currency               (0.40)           0.28          (0.16)          0.08           1.06       (0.43)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $(0.15)          $0.79          $0.35          $0.60          $1.60       $0.14
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.26)         $(0.53)        $(0.54)        $(0.54)        $(0.57)     $(0.61)
  From net realized gain on investments             (0.01)             --          (0.04)         (0.08)            --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.27)         $(0.53)        $(0.58)        $(0.62)        $(0.57)     $(0.61)
----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $--           $0.00(w)       $0.00(w)       $0.00(w)         $--         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.22           $7.64          $7.38          $7.61          $7.63       $6.60
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          (2.15)(n)       11.19           4.86           8.28          25.10        2.29
----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET
ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.83(a)         1.92           1.94           1.94           1.99        2.02
Expenses after expense reductions(f)                 1.50(a)         1.50           1.50           1.52           1.66        1.66
Net investment income                                6.46(a)         6.90           6.88           7.01           7.56        8.67
Portfolio turnover                                     40              85             66             69             98         104
Net assets at end of period (000 Omitted)        $103,762        $103,873        $92,613       $101,113        $84,643     $38,130
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                                 YEARS ENDED 1/31
                                                    ENDED        -----------------------------------------------------------------
CLASS I                                           7/31/07            2007           2006           2005           2004        2003
                                              (UNAUDITED)

Net asset value, beginning of period                $7.68           $7.42          $7.65          $7.68          $6.64       $7.10
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.32           $0.59          $0.59          $0.55          $0.63       $0.64
  Net realized and unrealized gain (loss)
  on investments and foreign currency               (0.43)           0.28          (0.16)          0.12           1.05       (0.42)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $(0.11)          $0.87          $0.43          $0.67          $1.68       $0.22
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.30)         $(0.61)        $(0.62)        $(0.62)        $(0.64)     $(0.68)
  From net realized gain on investments             (0.01)             --          (0.04)         (0.08)            --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.31)         $(0.61)        $(0.66)        $(0.70)        $(0.64)     $(0.68)
----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)          $--           $0.00(w)       $0.00(w)       $0.00(w)         $--         $--
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.26           $7.68          $7.42          $7.65          $7.68       $6.64
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             (1.63)(n)       12.27           5.92           9.23          26.41        3.45
----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET
ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               0.83(a)         0.92           0.94           0.93           0.99        1.02
Expenses after expense reductions(f)                 0.50(a)         0.50           0.50           0.51           0.66        0.66
Net investment income                                7.93(a)         7.89           7.86           7.75           8.66        9.76
Portfolio turnover                                     40              85             66             69             98         104
Net assets at end of period (000 Omitted)         $49,917         $56,243        $46,871        $33,556         $3,434      $2,508
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS High Yield Opportunities Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts and swap agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed. The fund holds a credit default swap in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

HYBRID INSTRUMENTS - The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - The fund charged a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Effective December 1, 2006, the fund no longer charges a redemption fee. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex- dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                1/31/07

          Ordinary income (including any
          short-term capital gains)                         $50,661,641

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 7/31/07

          Cost of investments                              $778,091,159
          -------------------------------------------------------------
          Gross appreciation                                 $8,649,814
          Gross depreciation                                (37,170,600)
          -------------------------------------------------------------
          Net unrealized appreciation (depreciation)       $(28,520,786)

          AS OF 1/31/07

          Undistributed ordinary income                      $4,943,153
          Undistributed long-term capital gain                  200,636
          Other temporary differences                        (4,552,396)
          Net unrealized appreciation (depreciation)         25,854,498

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.50% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended July 31, 2007, this waiver amounted to $598,735 and is reflected as a reduction of total expenses in the Statement of Operations.

The investment adviser has agreed in writing to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, This written agreement will continue through May 31, 2008 unless changed or rescinded by the fund's Board of Trustees. For the six months ended July 31, 2007, this reduction amounted to $721,505 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $89,820 for the six months ended July 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                             DISTRIBUTION
                    DISTRIBUTION     SERVICE    DISTRIBUTION    EFFECTIVE     AND SERVICE
                        FEE RATE    FEE RATE         PLAN(d)      RATE(e)             FEE

Class A                    0.10%       0.25%           0.35%        0.35%        $888,038
Class B                    0.75%       0.25%           1.00%        1.00%         600,578
Class C                    0.75%       0.25%           1.00%        1.00%         538,752
-----------------------------------------------------------------------------------------
Total Distribution and Service Fees                                            $2,027,368

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2007 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2007, were as follows:

                                                          AMOUNT

              Class A                                     $2,159
              Class B                                    111,098
              Class C                                      6,867

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2007, the fee was $206,893, which equated to 0.0518% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $231,359. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended July 31, 2007 was equivalent to an annual effective rate of 0.0186% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in an expense of $797. This amount is included in independent trustees' compensation for the six months ended July 31, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $9,678 at July 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended July 31, 2007, the fee paid to Tarantino LLC was $2,913. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,976, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in income distributions from affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $0 and $0, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             SIX MONTHS ENDED                     YEAR ENDED
                                                 7/31/07                           1/31/07
                                         SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                              16,642,845      $127,694,445      30,524,426      $228,027,783
  Class B                               1,280,133         9,833,067       3,406,685        25,477,273
  Class C                               2,216,758        16,983,701       4,014,845        29,944,983
  Class I                               2,899,080        22,302,535       2,522,708        18,976,883
-----------------------------------------------------------------------------------------------------
                                       23,038,816      $176,813,748      40,468,664      $302,426,922

Shares issued to shareholders in
reinvestment of distributions
  Class A                               1,819,187       $13,997,307       2,967,916       $22,199,143
  Class B                                 306,769         2,368,025         638,792         4,787,667
  Class C                                 247,615         1,900,929         486,261         3,625,246
  Class I                                  64,279           496,137          44,043           330,585
-----------------------------------------------------------------------------------------------------
                                        2,437,850       $18,762,398       4,137,012       $30,942,641

Shares reacquired
  Class A                             (12,646,071)     $(96,560,389)    (15,461,629)    $(115,162,433)
  Class B                              (2,973,909)      (22,748,635)     (4,793,839)      (35,756,027)
  Class C                              (1,679,510)      (12,788,059)     (3,458,037)      (25,737,214)
  Class I                              (3,402,760)      (25,733,790)     (1,563,868)      (11,667,314)
-----------------------------------------------------------------------------------------------------
                                      (20,702,250)    $(157,830,873)    (25,277,373)    $(188,322,988)

Net change
  Class A                               5,815,961       $45,131,363      18,030,713      $135,064,493
  Class B                              (1,387,007)      (10,547,543)       (748,362)       (5,491,087)
  Class C                                 784,863         6,096,571       1,043,069         7,833,015
  Class I                                (439,401)       (2,935,118)      1,002,883         7,640,154
-----------------------------------------------------------------------------------------------------
                                        4,774,416       $37,745,273      19,328,303      $145,046,575

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended July 31, 2007, the fund's commitment fee and interest expense were $2,098 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters, and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction and expense limitation), the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction and the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2007 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the: Public Reference Room Securities and Exchange Commission 100 F Street, NE, Room 1580 Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE
                                     ------

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III
             -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: September 13, 2007
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 13, 2007
      ------------------

By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 13, 2007
      ------------------


* Print name and title of each signing officer under his or her signature.